Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 104.87%

ASSET-BACKED SECURITIES 2.37%

Automobiles 0.18%

ACC Trust 2018-1 B†	4.82%		5/20/2021	$582	$584,449
ACC Trust 2018-1 C†	6.81%		2/21/2023	500	506,680
TCF Auto Receivables Owner Trust 2016-1A B†	2.32%		6/15/2022	979	968,830
Total					2,059,959

Other 2.19%

AMMC CLO XII Ltd. 2013-12A DR†	5.397%(3 Mo. LIBOR + 2.70	%)#	11/10/2030	391	368,486
Anchorage Capital CLO 9 Ltd. 2016-9A D†	6.787%(3 Mo. LIBOR + 4.00	%)#	1/15/2029	1,150	1,150,492
Ascentium Equipment Receivables Trust 2016-2A B†	2.50%		9/12/2022	417	415,548
BlueMountain CLO XXIII Ltd. 2018-23A D†	5.365%(3 Mo. LIBOR + 2.90	%)#	10/20/2031	369	356,301
Cedar Funding VI CLO Ltd. 2016-6A DR†	5.761%(3 Mo. LIBOR + 3.00	%)#	10/20/2028	657	645,844
Conn’s Receivables Funding LLC 2017-B C†	5.95%		11/15/2022	2,250	2,285,643
Halcyon Loan Advisors Funding Ltd. 2015-2A CR†	4.921%(3 Mo. LIBOR + 2.15	%)#	7/25/2027	465	454,632
Hardee’s Funding LLC 2018-1A A2II†	4.959%		6/20/2048	3,323	3,495,181
Jamestown CLO VII Ltd. 2015-7A BR†	4.421%(3 Mo. LIBOR + 1.65	%)#	7/25/2027	1,202	1,166,526
Madison Park Funding XIV Ltd. 2014-14A DRR†	5.711%(3 Mo. LIBOR + 2.95	%)#	10/22/2030	333	324,014
Mariner CLO LLC 2017-4A D†	5.815%(3 Mo. LIBOR + 3.05	%)#	10/26/2029	694	668,601
Mountain View CLO X Ltd. 2015-10A BR†	4.147%(3 Mo. LIBOR + 1.35	%)#	10/13/2027	1,336	1,316,629
Octagon Investment Partners 39 Ltd. 2018-3A D†	5.415%(3 Mo. LIBOR + 2.95	%)#	10/20/2030	322	312,170
Palmer Square Loan Funding Ltd. 2018-1A A1†	3.387%(3 Mo. LIBOR + .60	%)#	4/15/2026	2,220	2,205,045
Palmer Square Loan Funding Ltd. 2018-1A A2†	3.837%(3 Mo. LIBOR + 1.05	%)#	4/15/2026	884	858,692
Palmer Square Loan Funding Ltd. 2018-1A B†	4.187%(3 Mo. LIBOR + 1.40	%)#	4/15/2026	670	644,737

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Other (continued)

Planet Fitness Master Issuer LLC 2018-1A A2I†	4.262%		9/5/2048		$1,547	$1,575,838
Planet Fitness Master Issuer LLC 2018-1A A2II†	4.666%		9/5/2048		1,934	1,999,422
Regatta VI Funding Ltd. 2016-1A DR†	5.461%(3 Mo. LIBOR + 2.70	%)#	7/20/2028		250	235,651
THL Credit Wind River CLO Ltd. 2018-3A D†	5.776%(3 Mo. LIBOR + 2.95	%)#	1/20/2031		608	568,979
Voya CLO Ltd. 2016-2A C†	7.011%(3 Mo. LIBOR + 4.25	%)#	7/19/2028		750	750,353
West CLO Ltd. 2014-2A BR†	4.529%(3 Mo. LIBOR + 1.75	%)#	1/16/2027		459	453,433
Westcott Park CLO Ltd. 2016-1A D†	7.111%(3 Mo. LIBOR + 4.35	%)#	7/20/2028		850	850,735
Wingstop Funding LLC 2018-1 A2†	4.97%		12/5/2048		1,678	1,739,801
Total						24,842,753
Total Asset-Backed Securities (cost $26,775,215)						26,902,712

				Shares (000)
COMMON STOCKS 8.16%

Aerospace/Defense 0.26%

Boeing Co. (The)					3	1,144,260
HEICO Corp.					19	1,777,484
Total						2,921,744

Auto Parts & Equipment 0.13%

Chassix Holdings, Inc.					59	1,486,875	(a)

Banking 0.24%

American Express Co.					10	1,129,943
First Republic Bank					16	1,607,360
Total						2,737,303

Beverages 0.26%

Brown-Forman Corp. Class B					33	1,742,057
Pernod Ricard SA(b)				EUR	7	1,187,973
Total						2,930,030

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2019

Investments	Shares (000)	Fair Value
Chemicals 0.10%

Ecolab, Inc.	7	$1,155,807

Diversified Capital Goods 0.20%

Dover Corp.	24	2,284,218

Electric: Generation 0.11%

AES Corp.	69	1,253,215

Electric: Integrated 0.31%

Ameren Corp.	16	1,159,884
OGE Energy Corp.	27	1,181,876
Portland General Electric Co.	23	1,169,251
Total		3,511,011

Electronics 0.21%

Zebra Technologies Corp. Class A*	11	2,320,335

Energy: Exploration & Production 0.03%

Chaparral Energy, Inc. Class A*	60	343,545
Templar Energy LLC Class A Units	46	26,021
Total		369,566

Food: Wholesale 0.30%

McCormick & Co., Inc.	8	$1,175,065
Nomad Foods Ltd. (United Kingdom)*(c)	53	1,073,625
Sanderson Farms, Inc.	8	1,119,981
Total		3,368,671

Integrated Energy 0.10%

First Solar, Inc.*	22	1,161,265

Investments & Miscellaneous Financial Services 0.22%

FactSet Research Systems, Inc.	5	1,170,097
Thomson Reuters Corp. (Canada)(c)	22	1,313,115
Total		2,483,212

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2019

Investments	Shares (000)		Fair Value
Machinery 0.12%

Roper Technologies, Inc.		4	$1,329,237

Media: Content 0.10%

AMC Networks, Inc. Class A*		20	1,121,180

Media: Diversified 0.05%

Lyft, Inc. Class A†		7	548,422

Medical Products 0.54%

Align Technology, Inc.*		5	1,461,740
Argenx SE ADR*		9	1,123,560
DENTSPLY SIRONA, Inc.		23	1,133,627
Edwards Lifesciences Corp.*		7	1,256,273
Intuitive Surgical, Inc.*		2	1,174,254
Total			6,149,454

Personal & Household Products 0.32%

Gibson Brands, Inc.		21	2,494,680	(a)
Remington Outdoor Co., Inc.*		16	14,021
Shiseido Co., Ltd.(b)	JPY	16	1,148,196
Total			3,656,897

Pharmaceuticals 0.60%

Canopy Growth Corp.*(b)	CAD	24	1,046,761
Exelixis, Inc.*		48	1,138,782
Incyte Corp.*		13	1,150,126
Regeneron Pharmaceuticals, Inc.*		3	1,174,784
Sage Therapeutics, Inc.*		14	2,284,912
Total			6,795,365

Real Estate Development & Management 0.10%

CoStar Group, Inc.*		2	1,153,923

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2019

Investments	Shares (000)		Fair Value
Real Estate Investment Trusts 0.20%

Americold Realty Trust		39	$1,188,700
Medical Properties Trust, Inc.		59	1,083,390
Total			2,272,090

Restaurants 0.40%

Dunkin’ Brands Group, Inc.		17	1,271,819
Shake Shack, Inc. Class A*		54	3,209,893
Total			4,481,712

Software/Services 1.39%

Adyen NV†*(b)	EUR	2	1,788,322
Arista Networks, Inc.*		4	1,247,463
Aspen Technology, Inc.*		12	1,206,497
Atlassian Corp. plc Class A (Australia)*(c)		21	2,321,528
Cadence Design Systems, Inc.*		19	1,225,235
FleetCor Technologies, Inc.*		5	1,155,028
MSCI, Inc.		6	1,182,899
ServiceNow, Inc.*		5	1,148,643
Shopify, Inc. Class A (Canada)*(c)		6	1,244,472
Trade Desk, Inc. (The) Class A*		9	1,865,679
Zscaler, Inc.*		19	1,358,309
Total			15,744,075

Specialty Retail 0.98%

Claires Holdings LLC		1	720,379	(a)
Columbia Sportswear Co.		30	3,167,905
Deckers Outdoor Corp.*		16	2,363,452
Etsy, Inc.*		35	2,339,122
Lululemon Athletica, Inc. (Canada)*(c)		16	2,562,763
Total			11,153,621

Support: Services 0.15%

Bright Horizons Family Solutions, Inc.*		13	1,704,037

Technology Hardware & Equipment 0.11%

NVIDIA Corp.		7	1,293,730

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2019

Investments			Shares (000)	Fair Value
Telecommunications: Wireless 0.31%

American Tower Corp.			18	$3,479,489

Theaters & Entertainment 0.32%

Live Nation Entertainment, Inc.*			19	1,185,656
Tencent Music Entertainment Group ADR*			134	2,420,604
Total				3,606,260
Total Common Stocks (cost $83,422,544)				92,472,744

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BOND 0.15%

Software/Services 0.15%

Twilio, Inc.† (cost $1,294,427)	0.25%	6/1/2023	$896	1,709,178

FLOATING RATE LOANS(d) 4.42%

Air Transportation 0.20%

American Airlines, Inc. 2018 Replacement Term Loan	4.24%(1 Mo. LIBOR + 1.75%)	6/27/2025	2,338	2,278,510

Diversified Capital Goods 0.06%

Graftech International Ltd. Initial Term Loan	5.999%(1 Mo. LIBOR + 3.50%)	2/12/2025	688	686,763	(e)

Electric: Generation 0.69%

Astoria Energy LLC Advance Term Loan B	6.50%(1 Mo. LIBOR + 4.00%)	12/24/2021	1,564	1,568,114
Edgewater Generation, LLC Term Loan	6.249%(1. Mo. LIBOR + 3.75%)	12/13/2025	1,279	1,277,996
Frontera Generation Holdings LLC Initial Term Loan	6.731%(1 Mo. LIBOR + 4.25%)	5/2/2025	1,157	1,148,313
Lightstone Holdco LLC Refinancing Term Loan B	6.249%(1 Mo. LIBOR + 3.75%)	1/30/2024	2,405	2,332,150
Lightstone Holdco LLC Refinancing Term Loan C	6.249%(1 Mo. LIBOR + 3.75%)	1/30/2024	136	131,537

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Generation (continued)

Longview Power, LLC Advance Term Loan B	8.751%(3 Mo. LIBOR + 6.00%)	4/13/2021	$193	$171,914
Moxie Patriot LLC Construction Advances Term Loan B1	8.351%(3 Mo. LIBOR + 5.75%)	12/19/2020	187	178,561
Moxie Patriot LLC Construction Advances Term Loan B2	8.351%(3 Mo. LIBOR + 5.75%)	12/19/2020	1,094	1,046,637
Total				7,855,222

Electric: Integrated 0.13%

PG&E Corp. DIP Delayed Draw Term Loan	1.125%(3 Mo. LIBOR + 2.25%)	12/31/2020	360	361,125
PG&E Corp. DIP Initial Term Loan	1.125%(3 Mo. LIBOR + 2.25%)	12/31/2020	1,081	1,084,378
Total				1,445,503

Electronics 0.12%

Excelitas Technologies Corp. 1st Lien Initial Dollar Term Loan	6.101%(3 Mo. LIBOR + 3.50%)	12/2/2024	1,380	1,375,224

Food & Drug Retailers 0.12%

GOBP Holdings, Inc. 1st Lien Initial Term Loan	6.351%(3 Mo. LIBOR + 3.75%)	10/18/2025	1,366	1,355,705

Food: Wholesale 0.14%

Post Holdings, Inc. Series A Incremental Term Loan	4.49%(1 Mo. LIBOR + 2.00%)	5/24/2024	1,548	1,537,001

Gaming 0.41%

MGM Growth Properties Operating Partnership LP Term Loan B	4.499%(1 Mo. LIBOR 2.00%)	3/21/2025	2,326	2,297,982
VICI Properties 1 LLC Term Loan B	4.491%(1 Mo. LIBOR + 2.00%)	12/20/2024	2,338	2,300,744
Total				4,598,726

Health Services 0.20%

Regionalcare Hospital Partners Holdings, Inc. 1st Lien Term Loan B	6.982%(3 Mo. LIBOR + 4.50%)	11/16/2025	2,299	2,278,763

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Insurance Brokerage 0.14%

Hub International Limited Initial Term Loan	5.309% (3 Mo. LIBOR + 3.00%)- 5.515%	4/25/2025		$1,603	$1,552,966

Investments & Miscellaneous Financial Services 0.15%

Vertafore, Inc. 1st Lien Initial Term Loan	5.749%(3 Mo. LIBOR + 3.25%)	7/2/2025		1,691	1,663,373

Media: Content 0.08%

Univision Communications Inc. 2017 1st Lien Replacement Repriced Term Loan	5.249%(1 Mo. LIBOR + 2.75%)	3/15/2024		999	943,317

Personal & Household Products 0.33%

Anastasia Parent, LLC Closing Date Term Loan	6.249%(1 Mo. LIBOR + 3.75%)	8/11/2025		1,714	1,598,311
FGI Operating Company, LLC Exit Term Loan	12.684%(3 Mo. LIBOR + 10.00%)	5/15/2022		100	100,271	(e)
Revlon Consumer Products Corp. Initial Term Loan B	6.101% (3 Mo. LIBOR + 3.50%)- 6.128%	9/7/2023		1,414	1,030,882
TGP Holdings III LLC 1st Lien 2018 Refinancing Term Loan	6.851%(3 Mo. LIBOR + 4.25%)	9/25/2024		1,144	1,062,524
Total					3,791,988

Recreation & Travel 0.26%

Alterra Mountain Company Initial Bluebird Term Loan	5.499%(1 Mo. LIBOR + 3.00%)	7/31/2024		1,117	1,112,813
Kingpin Intermediate Holdings LLC 1st Lien Refinancing Term Loan	6.00%(1 Mo. LIBOR + 3.50%)	7/3/2024		1,181	1,176,956
Silk Bidco AS Facility Term Loan B(b)	3.75%(6 Mo. Euribor + 3.75%)	2/7/2025	EUR	605	667,844
Total					2,957,613

Restaurants 0.39%

CEC Entertainment, Inc. Term Loan B	5.749%(1 Mo. LIBOR + 3.25%)	2/14/2021		$1,244	1,208,994

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Restaurants (continued)

IRB Holding Corp. Term Loan B	5.739%(1 Mo. LIBOR + 3.25%)	2/5/2025	$1,799	$1,757,449
Panera Bread Co. Term Loan	4.25%(1 Mo. LIBOR + 1.75%)	7/18/2022	1,491	1,456,034
Total				4,422,477

Specialty Retail 0.34%

BJ’s Wholesale Club, Inc. 1st Lien Tranche B Term Loan	5.499%(1 Mo. LIBOR + 3.00%)	2/3/2024	2,184	2,181,577
Claire’s Stores, Inc. Initial Term Loan	9.938%(6 Mo. LIBOR + 7.25%)	10/12/2038	140	231,032	(e)
Claire’s Stores, Inc. Revolving Credit Term Loan	0.75%	9/15/2022	42	42,005
Mavis Tire Express Services Corp. 1st Lien Closing Date Term Loan	5.736%(1 Mo. LIBOR + 3.25%)	3/20/2025	1,285	1,256,253	(e)
Mavis Tire Express Services Corp. 1st Lien Delayed Draw Term Loan	5.736%(1 Mo. LIBOR + 3.25%)	3/20/2025	164	160,058	(e)
Total				3,870,925

Support: Services 0.42%

Pike Corp. Initial Term Loan	6.00%(1 Mo. LIBOR + 3.50%)	3/23/2025	1,596	1,597,463
Southern Graphics Inc. 1st Lien Refinancing Term Loan	5.749% (1 Mo. LIBOR + 3.25%)- 5.829%	12/31/2022	1,730	1,483,159
Trans Union LLC 2018 Incremental Term Loan B4	4.499%(1 Mo. LIBOR + 2.00%)	6/19/2025	1,708	1,687,997
Total				4,768,619

Theaters & Entertainment 0.14%

SeaWorld Parks & Entertainment, Inc. Term Loan B5	5.499%(1 Mo. LIBOR + 3.00%)	3/31/2024	1,623	1,611,381

Transportation: Infrastructure/Services 0.10%

Commercial Barge Line Co. Initial Term Loan	11.249%(1 Mo. LIBOR + 8.75%)	11/12/2020	1,561	1,101,772
Total Floating Rate Loans (cost $50,710,436)				50,095,848

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
FOREIGN GOVERNMENT OBLIGATIONS 8.01%

Angola 0.20%

Angolan Government International Bond†(c)	9.375%	5/8/2048		$1,057	$1,145,682
Republic of Angola†(c)	8.25%	5/9/2028		1,075	1,124,407
Total					2,270,089

Argentina 0.74%

City of Buenos Aires†(c)	7.50%	6/1/2027		2,661	2,369,887
Province of Santa Fe†(c)	6.90%	11/1/2027		1,601	1,185,060
Provincia de Cordoba†(c)	7.125%	6/10/2021		1,292	1,123,394
Provincia de Cordoba†(c)	7.45%	9/1/2024		2,162	1,742,572
Provincia de Mendoza†(c)	8.375%	5/19/2024		2,487	2,008,252
Total					8,429,165

Australia 0.15%

Australian Government(b)	4.25%	4/21/2026	AUD	2,084	1,739,276

Bahrain 0.17%

Bahrain Government International Bond†(c)	6.75%	9/20/2029		$1,800	1,899,403

Bermuda 0.23%

Government of Bermuda†	4.138%	1/3/2023		1,350	1,382,063
Government of Bermuda†	4.75%	2/15/2029		1,107	1,172,036
Total					2,554,099

Canada 0.69%

Province of British Columbia Canada(b)	2.85%	6/18/2025	CAD	3,000	2,345,718
Province of Ontario Canada(c)	2.55%	2/12/2021		$5,494	5,502,408
Total					7,848,126

Chile 0.21%

Republic of Chile(c)	3.125%	1/21/2026		2,301	2,335,964

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Ecuador 0.37%

Republic of Ecuador†(c)	8.875%	10/23/2027		$4,197	$4,212,739

Egypt 0.30%

Arab Republic of Egypt†(c)	5.577%	2/21/2023		3,376	3,358,512

El Salvador 0.20%

Republic of EI Salvador†(c)	6.375%	1/18/2027		2,275	2,238,031

Greece 0.16%

Hellenic Republic†(b)	4.375%	8/1/2022	EUR	1,500	1,814,032

Honduras 0.16%

Honduras Government†(c)	6.25%	1/19/2027		$1,716	1,821,105

Ivory Coast 0.29%

Ivory Coast Bond†(c)	5.375%	7/23/2024		3,406	3,340,731

Jamaica 0.42%

Government of Jamaica(c)	6.75%	4/28/2028		2,073	2,311,395
Government of Jamaica(c)	8.00%	3/15/2039		2,031	2,439,739
Total					4,751,134

Japan 0.69%

Japan Bank for International Cooperation(c)	1.50%	7/21/2021		2,276	2,228,043
Japan Bank for International Cooperation(c)	3.125%	7/20/2021		5,572	5,651,631
Total					7,879,674

Kenya 0.28%

Republic of Kenya†(c)	7.25%	2/28/2028		1,918	1,942,128
Republic of Kenya†(c)	8.25%	2/28/2048		1,229	1,248,212
Total					3,190,340

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Mongolia 0.21%

Development Bank of Mongolia LLC†(c)	7.25%	10/23/2023		$2,254	$2,341,072

Paraguay 0.22%

Republic of Paraguay†(c)	5.60%	3/13/2048		2,304	2,473,137

Qatar 0.20%

State of Qatar†(c)	3.25%	6/2/2026		2,302	2,288,510

Senegal 0.20%

Republic of Senegal†(c)	6.25%	7/30/2024		2,141	2,226,886

South Africa 0.41%

Republic of South Africa(c)	4.30%	10/12/2028		4,938	4,619,252

Sri Lanka 0.18%

Republic of Sri Lanka(c)	6.825%	7/18/2026		2,024	2,034,495

Suriname 0.12%

Republic of Suriname†(c)	9.25%	10/26/2026		1,375	1,356,438

Turkey 0.41%

Republic of Turkey(b)	3.25%	6/14/2025	EUR	2,236	2,270,032
Republic of Turkey(c)	7.25%	12/23/2023		$2,353	2,375,134
Total					4,645,166

United Arab Emirates 0.36%

Abu Dhabi Government International†(c)	3.125%	5/3/2026		4,107	4,121,662

Uruguay 0.23%

Republic of Uruguay†(b)	8.50%	3/15/2028	UYU	40,699	1,063,556
Uruguay Monetary Regulation Bill(b)	Zero Coupon	5/3/2019		52,404	1,554,190
Total					2,617,746

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Vietnam 0.21%

Socialist Republic of Vietnam†(c)	4.80%	11/19/2024	$2,302	$2,414,404
Total Foreign Government Obligations (cost $89,720,970)				90,821,188

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGH 8.16%

Federal National Mortgage Assoc.(f) (cost $91,884,240)	4.50%	TBA	88,800	92,537,144

HIGH YIELD CORPORATE BONDS 65.84%

Advertising 0.20%

Clear Channel Worldwide Holdings, Inc.†	9.25%	2/15/2024	1,413	1,501,312
Lamar Media Corp.	5.75%	2/1/2026	770	807,538
Total				2,308,850

Aerospace/Defense 1.21%

BBA US Holdings, Inc.†	5.375%	5/1/2026	1,006	1,038,695
Bombardier, Inc. (Canada)†(c)	7.50%	12/1/2024	1,704	1,774,290
Bombardier, Inc. (Canada)†(c)	7.50%	3/15/2025	3,342	3,454,793
TransDigm, Inc.†	6.25%	3/15/2026	2,953	3,071,120
TransDigm, Inc.	6.375%	6/15/2026	1,679	1,668,254
United Technologies Corp.	4.125%	11/16/2028	2,600	2,712,144
Total				13,719,296

Air Transportation 0.64%

Air Canada 2013-1 Class A Pass Through Trust (Canada)†(c)	4.125%	11/15/2026	802	819,050
Azul Investments LLP†	5.875%	10/26/2024	3,034	2,874,745
British Airways 2018-1 Class A Pass Through Trust (United Kingdom)†(c)	4.125%	3/20/2033	773	786,497
British Airways 2018-1 Class AA Pass Through Trust (United Kingdom)†(c)	3.80%	3/20/2033	791	808,227
Delta Air Lines 2019-1 Class AA Pass Through Trust	3.204%	10/25/2025	1,949	1,977,671
Total				7,266,190

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2019

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Auto Loans 0.47%

General Motors Financial Co., Inc.	3.85%	1/5/2028		$1,218	$1,128,241
General Motors Financial Co., Inc.	5.25%	3/1/2026		1,186	1,225,933
General Motors Financial Co., Inc.	5.65%	1/17/2029		988	1,022,307
PACCAR Financial Corp.	2.85%	3/1/2022		1,949	1,965,789
Total					5,342,270

Auto Parts & Equipment 0.26%

Aptiv Corp.	4.15%	3/15/2024		794	821,883
Aptiv plc (Ireland)(c)	4.25%	1/15/2026		397	409,858
Aptiv plc (Ireland)(c)	4.35%	3/15/2029		749	762,398
Panther BF Aggregator 2 LP / Panther Finance Co., Inc.†(g)	6.25%	5/15/2026		583	596,118
Panther BF Aggregator 2 LP / Panther Finance Co., Inc.†(g)	8.50%	5/15/2027		389	390,945
Total					2,981,202

Automakers 0.86%

BMW US Capital LLC†	3.10%	4/12/2021		1,217	1,225,185
General Motors Co.	4.20%	10/1/2027		670	643,716
General Motors Co.	5.00%	10/1/2028		2,374	2,372,266
Navistar International Corp.†	6.625%	11/1/2025		1,112	1,135,630
Tesla, Inc.†	5.30%	8/15/2025		4,967	4,321,290
Total					9,698,087

Banking 6.27%

ABN AMRO Bank NV (Netherlands)†(c)	4.75%	7/28/2025		2,705	2,814,404
AIB Group plc (Ireland)†(c)	4.75%	10/12/2023		2,691	2,781,836
Ally Financial, Inc.	4.625%	3/30/2025		1,957	1,998,586
Ally Financial, Inc.	8.00%	11/1/2031		1,967	2,451,374
American Express Co.	3.40%	2/27/2023		1,891	1,921,680
ANZ New Zealand Int’l Ltd. (United Kingdom)†(c)	2.125%	7/28/2021		1,510	1,482,241
Associated Banc-Corp.	4.25%	1/15/2025		901	924,519
Australia & New Zealand Banking Group Ltd. (United Kingdom)†(c)	6.75%(USD Swap + 5.17%)#	—	(h)	1,776	1,882,018
Banco Mercantil del Norte SA†	7.625%(10 Yr Treasury CMT + 5.35%)#	—	(h)	1,719	1,727,595

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2019

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Banking (continued)

Banco Safra SA†	4.125%		2/8/2023		$1,768	$1,756,950
Bank of America Corp.	2.369%(3 Mo. LIBOR + .66	%)#	7/21/2021		5,464	5,429,218
Bank of America Corp.	4.45%		3/3/2026		1,137	1,186,674
Bank of Ireland Group plc (Ireland)†(c)	4.50%		11/25/2023		1,735	1,766,718
BankUnited, Inc.	4.875%		11/17/2025		2,178	2,271,635
BBVA Bancomer SA†	5.125%	#(i)	1/18/2033		2,456	2,267,502
CIT Group, Inc.	5.25%		3/7/2025		603	643,130
CIT Group, Inc.	6.125%		3/9/2028		2,701	3,011,615
Citigroup, Inc.	2.35%		8/2/2021		1,957	1,935,208
Citigroup, Inc.	4.45%		9/29/2027		1,164	1,198,511
Compass Bank	3.875%		4/10/2025		2,353	2,333,368
Fifth Third Bancorp	8.25%		3/1/2038		377	526,356
Goldman Sachs Group, Inc. (The)	3.50%		11/16/2026		1,520	1,502,380
Goldman Sachs Group, Inc. (The)	3.875%(3 Mo. LIBOR + 1.11	%)#	4/26/2022		3,924	3,946,150
Goldman Sachs Group, Inc. (The)	4.25%		10/21/2025		1,600	1,640,422
Home BancShares, Inc.	5.625%(3 Mo. LIBOR + 3.58	%)#	4/15/2027		1,656	1,682,665
Huntington Bancshares, Inc.	5.70%	#(i)	—	(h)	1,217	1,187,287
Huntington National Bank (The)	3.125%		4/1/2022		2,332	2,350,743
Intesa Sanpaolo SpA (Italy)†(c)	5.71%		1/15/2026		2,310	2,258,731
JPMorgan Chase & Co.	3.54%(3 Mo. LIBOR + 1.38	%)#	5/1/2028		1,306	1,309,165
JPMorgan Chase & Co.	6.10%(3 Mo. LIBOR + 3.33	%)#	—	(h)	1,088	1,146,115
Leggett & Platt, Inc.	4.40%		3/15/2029		2,724	2,756,282
Macquarie Bank Ltd. (United Kingdom)†(c)	6.125%(5 Yr Swap rate + 3.70	%)#	—	(h)	2,489	2,300,421
Morgan Stanley	3.125%		7/27/2026		2,144	2,091,936
Morgan Stanley	3.625%		1/20/2027		776	778,608
Popular, Inc.	6.125%		9/14/2023		1,370	1,431,650
Washington Mutual Bank(j)	6.875%		6/15/2011		1,250	125	(k)
Webster Financial Corp.	4.10%		3/25/2029		2,322	2,328,694
Total						71,022,512

Beverages 1.00%

Bacardi Ltd.†	2.75%		7/15/2026		1,749	1,557,117
Bacardi Ltd.†	4.70%		5/15/2028		2,538	2,544,062
Becle SAB de CV (Mexico)†(c)	3.75%		5/13/2025		1,438	1,410,135

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Beverages (continued)

Brown-Forman Corp.	3.50%	4/15/2025	$797	$818,958
Brown-Forman Corp.	4.50%	7/15/2045	1,572	1,738,752
Coca-Cola Icecek AS (Turkey)†(c)	4.215%	9/19/2024	1,657	1,551,088
PepsiCo, Inc.	3.60%	3/1/2024	1,653	1,728,695
Total				11,348,807

Building & Construction 0.91%

ITR Concession Co. LLC†	5.183%	7/15/2035	785	757,079
Lennar Corp.	4.75%	11/15/2022	1,304	1,341,490
Lennar Corp.	4.75%	5/30/2025	518	531,598
Lennar Corp.	4.75%	11/29/2027	661	663,788
PulteGroup, Inc.	6.375%	5/15/2033	2,250	2,252,812
Shea Homes LP/Shea Homes Funding Corp.†	6.125%	4/1/2025	1,261	1,207,408
Toll Brothers Finance Corp.	5.625%	1/15/2024	1,208	1,274,440
William Lyon Homes, Inc.	5.875%	1/31/2025	2,466	2,330,370
Total				10,358,985

Building Materials 0.27%

Hillman Group, Inc. (The)†	6.375%	7/15/2022	1,311	1,176,623
Owens Corning	4.30%	7/15/2047	1,129	916,896
Owens Corning	4.40%	1/30/2048	1,118	923,234
Total				3,016,753

Cable & Satellite Television 2.83%

Altice Financing SA (Luxembourg)†(c)	7.50%	5/15/2026	2,336	2,318,480
Altice France SA (France)†(c)	7.375%	5/1/2026	3,898	3,829,785
Altice France SA (France)†(c)	8.125%	2/1/2027	2,249	2,277,113
Altice Luxembourg SA (Luxembourg)†(c)	7.625%	2/15/2025	1,271	1,118,480
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2027	2,783	2,807,351
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.75%	2/15/2026	6,025	6,326,250
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.875%	4/1/2024	1,035	1,084,276
CSC Holdings LLC†	5.50%	4/15/2027	715	731,910
CSC Holdings LLC†	6.50%	2/1/2029	2,085	2,223,131
CSC Holdings LLC†	10.875%	10/15/2025	1,430	1,654,510
DISH DBS Corp.	7.75%	7/1/2026	4,458	3,889,605
UPCB Finance IV Ltd.†	5.375%	1/15/2025	1,391	1,415,343
Ziggo BV (Netherlands)†(c)	5.50%	1/15/2027	2,431	2,412,767
Total				32,089,001

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Chemicals 0.89%

CF Industries, Inc.†	4.50%	12/1/2026	$2,002	$2,031,671
CF Industries, Inc.	4.95%	6/1/2043	253	217,896
CF Industries, Inc.	5.15%	3/15/2034	422	403,010
CNAC HK Finbridge Co. Ltd. (Hong Kong)(c)	4.125%	7/19/2027	2,759	2,792,447
CVR Partners LP/CVR Nitrogen Finance Corp.†	9.25%	6/15/2023	1,123	1,180,554
OCI NV (Netherlands)†(c)	6.625%	4/15/2023	1,138	1,185,796
Yingde Gases Investment Ltd. (Hong Kong)†(c)	6.25%	1/19/2023	2,233	2,257,726
Total				10,069,100

Consumer/Commercial/Lease Financing 0.87%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	3.65%	7/21/2027	762	713,147
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)(g)	4.45%	4/3/2026	469	470,702
Freedom Mortgage Corp.†	8.25%	4/15/2025	800	714,000
Nationstar Mortgage Holdings, Inc.†	9.125%	7/15/2026	1,783	1,814,202
Navient Corp.	6.125%	3/25/2024	2,478	2,487,292
Navient Corp.	6.75%	6/25/2025	1,336	1,328,051
Quicken Loans, Inc.†	5.25%	1/15/2028	2,480	2,331,200
Total				9,858,594

Department Stores 0.39%

Kohl’s Corp.	5.55%	7/17/2045	1,350	1,313,613
Seven & i Holdings Co. Ltd. (Japan)†(c)	3.35%	9/17/2021	3,076	3,114,946
Total				4,428,559

Discount Stores 1.02%

Amazon.com, Inc.	3.15%	8/22/2027	1,014	1,023,374
Amazon.com, Inc.	4.25%	8/22/2057	2,325	2,509,830
Amazon.com, Inc.	4.80%	12/5/2034	3,679	4,284,067
Amazon.com, Inc.	5.20%	12/3/2025	3,295	3,743,475
Total				11,560,746

Diversified Capital Goods 1.53%

BCD Acquisition, Inc.†	9.625%	9/15/2023	1,028	1,094,820
General Electric Co.	2.70%	10/9/2022	3,452	3,392,002

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Diversified Capital Goods (continued)

General Electric Co.	3.10%	1/9/2023	$2,189	$2,177,428
Griffon Corp.	5.25%	3/1/2022	1,163	1,148,462
KOC Holding AS (Turkey)†(c)	5.25%	3/15/2023	1,333	1,269,648
Nvent Finance Sarl (Luxembourg)(c)	4.55%	4/15/2028	2,296	2,311,286
Siemens Financieringsmaatschappij NV (Netherlands)†(c)	3.25%	5/27/2025	1,235	1,249,264
SPX FLOW, Inc.†	5.625%	8/15/2024	873	881,730
SPX FLOW, Inc.†	5.875%	8/15/2026	1,465	1,479,650
Wabtec Corp.	3.45%	11/15/2026	1,588	1,478,182
Wabtec Corp.	4.95%	9/15/2028	794	806,250
Total				17,288,722

Electric: Distribution/Transportation 0.66%

Atlantic City Electric Co.	4.00%	10/15/2028	1,149	1,216,309
Cemig Geracao e Transmissao SA (Brazil)†(c)	9.25%	12/5/2024	1,164	1,265,850
Oklahoma Gas & Electric Co.	4.15%	4/1/2047	1,087	1,107,514
State Grid Overseas Investment 2016 Ltd.†	3.50%	5/4/2027	3,836	3,850,768
Total				7,440,441

Electric: Generation 1.35%

Acwa Power Management & Investments One Ltd. (Saudi Arabia)†(c)	5.95%	12/15/2039	1,386	1,402,771
Calpine Corp.	5.75%	1/15/2025	3,598	3,589,005
Clearway Energy Operating LLC†	5.75%	10/15/2025	1,344	1,354,080
NextEra Energy Operating Partners LP†	4.50%	9/15/2027	1,709	1,672,684
NRG Energy, Inc.	5.75%	1/15/2028	4,023	4,279,466
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025	1,638	1,761,144
Rio Energy SA/UGEN SA/UENSA SA (Argentina)†(c)	6.875%	2/1/2025	756	575,467
Vistra Operations Co. LLC†	5.50%	9/1/2026	652	679,710
Total				15,314,327

Electric: Integrated 3.03%

Aegea Finance Sarl (Brazil)†(c)	5.75%	10/10/2024	1,113	1,100,212
AES Corp. (The)	4.50%	3/15/2023	1,019	1,031,738
AES Corp. (The)	5.125%	9/1/2027	1,103	1,150,087
Arizona Public Service Co.	2.95%	9/15/2027	1,333	1,307,566
Ausgrid Finance Pty Ltd. (Australia)†(c)	4.35%	8/1/2028	1,217	1,256,611
Black Hills Corp.	4.35%	5/1/2033	1,155	1,193,126

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Integrated (continued)

El Paso Electric Co.	5.00%	12/1/2044	$1,953	$2,063,840
Enel Finance International NV (Netherlands)†(c)	3.50%	4/6/2028	2,335	2,198,848
Entergy Arkansas LLC	4.00%	6/1/2028	1,589	1,651,054
Entergy Arkansas LLC	4.95%	12/15/2044	1,109	1,154,666
Entergy Louisiana LLC	4.00%	3/15/2033	958	1,008,227
Entergy Mississippi LLC	2.85%	6/1/2028	1,547	1,494,816
Eskom Holdings SOC Ltd. (South Africa)†(c)	8.45%	8/10/2028	1,043	1,098,160
Indianapolis Power & Light Co.†	4.05%	5/1/2046	2,203	2,203,550
Louisville Gas & Electric Co.	4.375%	10/1/2045	1,017	1,063,270
Monongahela Power Co.†	3.55%	5/15/2027	1,188	1,195,160
Ohio Power Co.	4.15%	4/1/2048	2,395	2,503,374
Pacific Gas & Electric Co.(j)	6.05%	3/1/2034	7,338	7,319,655
Puget Sound Energy, Inc.	4.223%	6/15/2048	1,174	1,252,274
Rochester Gas & Electric Corp.†	3.10%	6/1/2027	1,113	1,104,840
Total				34,351,074

Electronics 1.91%

Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.50%	1/15/2028	3,098	2,856,626
Broadcom, Inc.†(g)	4.75%	4/15/2029	1,927	1,917,847
KLA-Tencor Corp.	4.10%	3/15/2029	776	794,862
Lam Research Corp.	4.875%	3/15/2049	1,558	1,652,488
Micron Technology, Inc.	5.327%	2/6/2029	2,218	2,282,576
Nokia OYJ (Finland)(c)	4.375%	6/12/2027	1,600	1,588,000
NVIDIA Corp.	3.20%	9/16/2026	2,872	2,862,698
Qorvo, Inc.†	5.50%	7/15/2026	971	1,005,082
QUALCOMM, Inc.	3.25%	5/20/2027	1,537	1,503,013
Trimble, Inc.	4.75%	12/1/2024	2,232	2,295,434
Xilinx, Inc.	2.95%	6/1/2024	2,945	2,929,047
Total				21,687,673

Energy: Exploration & Production 2.49%

Brazos Valley Longhorn LLC/Brazos Valley Longhorn Finance Corp.	6.875%	2/1/2025	777	787,684
California Resources Corp.†	8.00%	12/15/2022	2,110	1,662,258
Centennial Resource Production LLC†	5.375%	1/15/2026	1,155	1,113,131
Chesapeake Energy Corp.	7.00%	10/1/2024	2,872	2,875,590
Chesapeake Energy Corp.	7.50%	10/1/2026	1,150	1,135,395
Endeavor Energy Resources LP/EER Finance, Inc.†	5.50%	1/30/2026	1,083	1,118,198
Gulfport Energy Corp.	6.375%	5/15/2025	586	532,528

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Energy: Exploration & Production (continued)

HighPoint Operating Corp.	7.00%	10/15/2022		$1,042	$984,690
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.00%	12/1/2024		1,270	1,241,806
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%	10/1/2025		707	698,163
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%	11/1/2028		1,095	1,103,213
Hunt Oil Co. of Peru LLC Sucursal Del Peru (Peru)†(c)	6.375%	6/1/2028		2,100	2,268,000
MEG Energy Corp. (Canada)†(c)	6.50%	1/15/2025		2,082	2,058,577
MEG Energy Corp. (Canada)†(c)	7.00%	3/31/2024		2,073	1,943,437
Murphy Oil Corp.	5.75%	8/15/2025		1,102	1,138,981
Murphy Oil Corp.	6.875%	8/15/2024		988	1,046,642
Parsley Energy LLC / Parsley Finance Corp.†	5.625%	10/15/2027		1,133	1,135,833
SM Energy Co.	6.625%	1/15/2027		401	382,955
SM Energy Co.	6.75%	9/15/2026		736	709,320
Southwestern Energy Co.	7.75%	10/1/2027		1,089	1,117,586
SRC Energy, Inc.	6.25%	12/1/2025		1,540	1,382,612
Texaco Capital, Inc.	8.625%	11/15/2031		1,223	1,808,257
Total					28,244,856

Environmental 0.17%

Darling Global Finance BV†(b)	3.625%	5/15/2026	EUR	674	787,043
Waste Pro USA, Inc.†	5.50%	2/15/2026		$1,143	1,105,852
Total					1,892,895

Food & Drug Retailers 0.57%

Albertsons Cos LLC/Safeway, Inc./Albertsons LP/Albertson’s LLC	5.75%	3/15/2025		2,773	2,644,749
Albertsons Cos LLC/Safeway, Inc./Albertsons LP/Albertson’s LLC	6.625%	6/15/2024		2,029	2,059,435
Ingles Markets, Inc.	5.75%	6/15/2023		1,690	1,730,137
Total					6,434,321

Food: Wholesale 1.11%

Arcor SAIC (Argentina)†(c)	6.00%	7/6/2023		1,863	1,802,471
B&G Foods, Inc.	5.25%	4/1/2025		1,136	1,093,400
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025		1,312	1,182,440
FAGE International SA/FAGE USA Dairy Industry, Inc. (Luxembourg)†(c)	5.625%	8/15/2026		1,241	975,736
JBS USA LUX SA/JBS USA Finance, Inc.†	5.875%	7/15/2024		1,165	1,201,406

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food: Wholesale (continued)

JBS USA LUX SA/JBS USA Finance, Inc.†	6.75%	2/15/2028	$1,179	$1,224,686
Lamb Weston Holdings, Inc.†	4.625%	11/1/2024	1,299	1,315,238
McCormick & Co., Inc.	4.20%	8/15/2047	1,893	1,821,141
MHP Lux SA (Luxembourg)†(c)	6.95%	4/3/2026	2,024	1,910,982
Total				12,527,500

Forestry/Paper 0.39%

Norbord, Inc. (Canada)†(c)	6.25%	4/15/2023	1,060	1,090,475
Rayonier AM Products, Inc.†	5.50%	6/1/2024	1,159	1,092,358
Suzano Austria GmbH (Brazil)†(c)	5.75%	7/14/2026	1,275	1,361,827
Suzano Austria GmbH (Brazil)†(c)	6.00%	1/15/2029	771	823,204
Total				4,367,864

Gaming 1.32%

Boyd Gaming Corp.	6.00%	8/15/2026	1,197	1,231,414
Eldorado Resorts, Inc.	6.00%	4/1/2025	1,080	1,098,900
Eldorado Resorts, Inc.	6.00%	9/15/2026	1,101	1,123,020
Everi Payments, Inc.†	7.50%	12/15/2025	1,093	1,136,720
GLP Capital LP/GLP Financing II, Inc.	5.75%	6/1/2028	1,666	1,795,032
Jacobs Entertainment, Inc.†	7.875%	2/1/2024	1,821	1,912,050
Mohegan Gaming & Entertainment†	7.875%	10/15/2024	1,181	1,178,047
Penn National Gaming, Inc.†	5.625%	1/15/2027	2,251	2,194,725
Stars Group Holdings BV/Stars Group US Co-Borrower LLC (Netherlands)†(c)	7.00%	7/15/2026	1,147	1,198,615
Station Casinos LLC†	5.00%	10/1/2025	2,070	2,044,125
Total				14,912,648

Gas Distribution 2.33%

Cheniere Corpus Christi Holdings LLC	5.125%	6/30/2027	2,154	2,264,392
Cheniere Corpus Christi Holdings LLC	5.875%	3/31/2025	1,059	1,154,310
Dominion Energy Gas Holdings LLC	3.60%	12/15/2024	1,175	1,194,020
Florida Gas Transmission Co. LLC†	4.35%	7/15/2025	1,145	1,203,067
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	1,400	1,449,372
Midwest Connector Capital Co. LLC†	4.625%	4/1/2029	2,722	2,817,748
NGPL PipeCo LLC†	4.875%	8/15/2027	2,762	2,799,977
Northern Natural Gas Co.†	4.30%	1/15/2049	1,811	1,864,095

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2019

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Gas Distribution 2.33%

ONE Gas, Inc.	4.50%		11/1/2048		$1,149	$1,272,208
Plains All American Pipeline LP	6.125	%#(i)	—	(h)	1,193	1,120,197
Rockies Express Pipeline LLC†	6.875%		4/15/2040		1,942	2,094,000
Sabal Trail Transmission LLC†	4.246%		5/1/2028		1,775	1,846,521
Southern Star Central Corp.†	5.125%		7/15/2022		1,145	1,147,863
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	4.25%		11/15/2023		748	747,065
Targa Resources Partners LP/Targa Resources Partners Finance Corp.†	5.875%		4/15/2026		1,131	1,201,122
Transportadora de Gas Internacional SA ESP (Colombia)†(c)	5.55%		11/1/2028		2,056	2,228,190
Total						26,404,147

Health Facilities 3.42%

AHP Health Partners, Inc.†	9.75%		7/15/2026		1,193	1,291,423
Ascension Health	3.945%		11/15/2046		1,017	1,049,449
CHS/Community Health Systems, Inc.	6.25%		3/31/2023		314	295,945
CHS/Community Health Systems, Inc.	8.00%		11/15/2019		2,452	2,427,480
CHS/Community Health Systems, Inc.†	8.00%		3/15/2026		938	899,823
Dignity Health	3.812%		11/1/2024		675	693,425
HCA, Inc.	5.25%		4/15/2025		1,612	1,730,175
HCA, Inc.	5.375%		2/1/2025		1,306	1,387,625
HCA, Inc.	5.50%		6/15/2047		4,319	4,615,628
HCA, Inc.	7.05%		12/1/2027		390	431,925
HCA, Inc.	7.50%		2/15/2022		582	643,285
HCA, Inc.	7.58%		9/15/2025		552	626,520
HCA, Inc.	7.69%		6/15/2025		1,240	1,410,500
HCA, Inc.	8.36%		4/15/2024		261	302,760
Memorial Sloan-Kettering Cancer Center	4.20%		7/1/2055		1,478	1,566,339
MPT Operating Partnership LP/MPT Finance Corp.	5.00%		10/15/2027		1,192	1,215,840
New York & Presbyterian Hospital (The)	4.063%		8/1/2056		1,770	1,829,489
NYU Langone Hospitals	4.368%		7/1/2047		1,191	1,265,244
Rede D’or Finance Sarl (Luxembourg)†(c)	4.95%		1/17/2028		2,280	2,154,623
RegionalCare Hospital Partners Holdings, Inc.†	8.25%		5/1/2023		1,034	1,100,564
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.†	9.75%		12/1/2026		2,223	2,311,920
Tenet Healthcare Corp.	4.625%		7/15/2024		646	650,038
Tenet Healthcare Corp.	5.125%		5/1/2025		5,730	5,773,261
Tenet Healthcare Corp.	6.75%		6/15/2023		2,987	3,087,811
Total						38,761,092

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Services 1.30%

DaVita, Inc.	5.00%	5/1/2025	$1,677	$1,613,274
DaVita, Inc.	5.125%	7/15/2024	1,000	990,000
Jaguar Holding Co. II/Pharmaceutical Product Development LLC†	6.375%	8/1/2023	1,136	1,160,140
Montefiore Obligated Group	5.246%	11/1/2048	1,553	1,627,789
MPH Acquisition Holdings LLC†	7.125%	6/1/2024	1,034	1,034,000
NVA Holdings, Inc.†	6.875%	4/1/2026	1,125	1,117,969
Syneos Health, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.†	7.50%	10/1/2024	723	764,573
Tenet Healthcare Corp.†	6.25%	2/1/2027	2,370	2,461,837
Verscend Escrow Corp.†	9.75%	8/15/2026	1,692	1,694,115
West Street Merger Sub, Inc.†	6.375%	9/1/2025	2,370	2,316,675
Total				14,780,372

Hotels 0.55%

ESH Hospitality, Inc.†	5.25%	5/1/2025	1,168	1,163,620
Hilton Domestic Operating Co., Inc.	4.25%	9/1/2024	1,254	1,254,777
Hilton Domestic Operating Co., Inc.†	5.125%	5/1/2026	1,983	2,017,703
Wyndham Destinations, Inc.	5.75%	4/1/2027	712	708,903
Wyndham Destinations, Inc.	6.35%	10/1/2025	998	1,047,900
Total				6,192,903

Insurance Brokerage 0.34%

Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	8.25%	8/1/2023	1,639	1,688,170
Farmers Insurance Exchange†	4.747%(3 Mo. LIBOR + 3.23%)#	11/1/2057	1,230	1,066,109
HUB International Ltd.†	7.00%	5/1/2026	1,133	1,124,502
Total				3,878,781

Integrated Energy 0.69%

Cheniere Energy Partners LP	5.25%	10/1/2025	1,149	1,179,161
Cheniere Energy Partners LP†	5.625%	10/1/2026	1,539	1,581,322
Exxon Mobil Corp.	3.043%	3/1/2026	1,101	1,118,118
Rio Oil Finance Trust Series 2018-1 (Brazil)†(c)	8.20%	4/6/2028	1,121	1,216,016
Shell International Finance BV (Netherlands)(c)	6.375%	12/15/2038	1,973	2,684,526
Total				7,779,143

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Investments & Miscellaneous Financial Services 0.86%

MSCI, Inc.†	5.375%	5/15/2027	$1,657	$1,756,420
MSCI, Inc.†	5.75%	8/15/2025	1,434	1,512,870
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	2,377	2,161,564
Power Finance Corp. Ltd. (India)†(c)	6.15%	12/6/2028	1,233	1,371,914
S&P Global, Inc.	6.55%	11/15/2037	1,391	1,832,419
VFH Parent LLC/Orchestra Co-Issuer, Inc.†	6.75%	6/15/2022	1,087	1,123,773
Total				9,758,960

Life Insurance 0.48%

Northwestern Mutual Life Insurance Co. (The)†	3.85%	9/30/2047	2,206	2,149,906
Nuveen Finance LLC†	4.125%	11/1/2024	703	739,710
Teachers Insurance & Annuity Association of America†	4.27%	5/15/2047	889	919,050
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	1,424	1,593,174
Total				5,401,840

Machinery 0.28%

Itron, Inc.†	5.00%	1/15/2026	431	425,074
Roper Technologies, Inc.	4.20%	9/15/2028	1,665	1,729,052
Xylem, Inc.	3.25%	11/1/2026	1,004	987,589
Total				3,141,715

Managed Care 1.56%

Anthem, Inc.	3.65%	12/1/2027	2,245	2,243,782
Centene Corp.	4.75%	1/15/2025	2,336	2,388,560
Centene Corp.†	5.375%	6/1/2026	2,615	2,732,675
Centene Corp.	6.125%	2/15/2024	2,044	2,144,258
Kaiser Foundation Hospitals	4.15%	5/1/2047	1,648	1,746,204
Molina Healthcare, Inc.†	4.875%	6/15/2025	1,895	1,880,788
Polaris Intermediate Corp. PIK 8.50%†	8.50%	12/1/2022	1,603	1,587,371
WellCare Health Plans, Inc.	5.25%	4/1/2025	2,829	2,938,624
Total				17,662,262

Media: Content 1.25%

Activision Blizzard, Inc.	4.50%	6/15/2047	1,670	1,576,246
AMC Networks, Inc.	4.75%	8/1/2025	2,332	2,320,340

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Media: Content (continued)

Gray Television, Inc.†	5.125%	10/15/2024		$572	$574,860
Gray Television, Inc.†	5.875%	7/15/2026		938	956,948
Netflix, Inc.(b)	3.625%	5/15/2027	EUR	2,498	2,902,917
Netflix, Inc.†(b)	4.625%	5/15/2029		959	1,149,625
Netflix, Inc.	4.875%	4/15/2028		$553	548,852
Netflix, Inc.	5.875%	2/15/2025		1,105	1,196,881
Sirius XM Radio, Inc.†	5.00%	8/1/2027		1,192	1,197,185
Sirius XM Radio, Inc.†	6.00%	7/15/2024		1,075	1,118,000
Univision Communications, Inc.†	5.125%	2/15/2025		692	647,885
Total					14,189,739

Media: Diversified 0.39%

TWDC Enterprises 18 Corp.	2.35%	12/1/2022		1,956	1,936,243
Walt Disney Co. (The)†	7.75%	12/1/2045		1,525	2,437,894
Total					4,374,137

Medical Products 0.76%

Boston Scientific Corp.	7.00%	11/15/2035		1,473	1,917,415
Edwards Lifesciences Corp.	4.30%	6/15/2028		2,411	2,533,117
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA†	6.625%	5/15/2022		2,325	2,214,563
Teleflex, Inc.	4.625%	11/15/2027		1,602	1,594,999
Teleflex, Inc.	4.875%	6/1/2026		383	392,096
Total					8,652,190

Metals/Mining (Excluding Steel) 1.72%

Alcoa Nederland Holding BV (Netherlands)†(c)	6.75%	9/30/2024		1,227	1,303,687
Baffinland Iron Mines Corp. (Canada)†(c)	8.75%	7/15/2026		1,143	1,153,081
Cleveland-Cliffs, Inc.	5.75%	3/1/2025		2,912	2,795,520
Eterna Capital Pte Ltd. PIK 8.00% (Singapore)(c)	8.00%	12/11/2022		1,328	1,183,015
Freeport-McMoRan, Inc.	3.875%	3/15/2023		5,707	5,639,144
Mirabela Nickel Ltd. (Australia)(c)	1.00%	9/10/2044		15	2	(k)
Nexa Resources SA (Brazil)†(c)	5.375%	5/4/2027		1,233	1,270,607
Novelis Corp.†	5.875%	9/30/2026		1,000	997,500
Novelis Corp.†	6.25%	8/15/2024		974	998,350
Peabody Energy Corp.†	6.375%	3/31/2025		1,823	1,780,159

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals/Mining (Excluding Steel) (continued)

Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025	$1,905	$1,695,450
Warrior Met Coal, Inc.†	8.00%	11/1/2024	644	672,980
Total				19,489,495

Monoline Insurance 0.11%

MGIC Investment Corp.	5.75%	8/15/2023	1,204	1,276,240

Non-Electric Utilities 0.12%

Brooklyn Union Gas Co. (The)†	3.407%	3/10/2026	1,368	1,365,474

Oil Field Equipment & Services 0.96%

Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates)†(c)	4.60%	11/2/2047	2,529	2,615,578
CSI Compressco LP/CSI Compressco Finance, Inc.†	7.50%	4/1/2025	1,003	962,880
Forum Energy Technologies, Inc.	6.25%	10/1/2021	512	455,680
Noble Holding International Ltd.†	7.875%	2/1/2026	1,791	1,667,869
Oceaneering International, Inc.	6.00%	2/1/2028	1,234	1,178,470
Precision Drilling Corp. (Canada)(c)	5.25%	11/15/2024	1,236	1,161,840
Transocean Phoenix 2 Ltd.†	7.75%	10/15/2024	818	865,458
Transocean Pontus Ltd.†	6.125%	8/1/2025	1,102	1,121,152
Transocean Proteus Ltd.†	6.25%	12/1/2024	799	824,175
Total				10,853,102

Oil Refining & Marketing 0.29%

Citgo Holding, Inc.†	10.75%	2/15/2020	1,985	2,039,984
Tupras Turkiye Petrol Rafinerileri AS (Turkey)†(c)	4.50%	10/18/2024	1,471	1,299,445
Total				3,339,429

Packaging 0.23%

Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	1,295	1,443,925
Sealed Air Corp.†	6.875%	7/15/2033	1,060	1,150,100
Total				2,594,025

Personal & Household Products 0.56%

Energizer Holdings, Inc.†	6.375%	7/15/2026	1,072	1,101,480
Energizer Holdings, Inc.†	7.75%	1/15/2027	527	563,231

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Personal & Household Products (continued)

Mattel, Inc.	2.35%	8/15/2021	$2,385	$2,259,788
Mattel, Inc.†	6.75%	12/31/2025	1,176	1,159,830
SC Johnson & Son, Inc.†	4.75%	10/15/2046	1,177	1,315,908
Total				6,400,237

Pharmaceuticals 1.10%

Bausch Health Americas, Inc.†	8.50%	1/31/2027	1,621	1,722,313
Bausch Health Cos., Inc.†	5.50%	3/1/2023	1,975	1,991,945
Bausch Health Cos., Inc.†	5.875%	5/15/2023	4,033	4,088,454
Bausch Health Cos., Inc.†	7.00%	3/15/2024	1,332	1,412,586
Elanco Animal Health, Inc.†	4.90%	8/28/2028	1,959	2,083,493
Zoetis, Inc.	3.90%	8/20/2028	1,159	1,191,109
Total				12,489,900

Property & Casualty 0.37%

Allstate Corp. (The)	3.28%	12/15/2026	1,244	1,263,652
Arch Capital Finance LLC	4.011%	12/15/2026	1,172	1,220,134
Selective Insurance Group, Inc.	5.375%	3/1/2049	1,669	1,722,242
Total				4,206,028

Publishing & Printing 0.16%

Meredith Corp.	6.875%	2/1/2026	1,710	1,808,325

Rail 0.55%

Central Japan Railway Co. (Japan)†(c)	4.25%	11/24/2045	1,524	1,665,963
China Railway Xunjie Co. Ltd. (China)(c)	3.25%	7/28/2026	1,200	1,169,871
Rumo Luxembourg Sarl (Luxembourg)†(c)	5.875%	1/18/2025	1,799	1,813,617
Rumo Luxembourg Sarl (Luxembourg)†(c)	7.375%	2/9/2024	1,459	1,555,586
Total				6,205,037

Real Estate Development & Management 0.18%

Ontario Teachers’ Cadillac Fairview Properties Trust (Canada)†(c)	3.875%	3/20/2027	2,039	2,094,686

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts 0.96%

Alexandria Real Estate Equities, Inc.	3.80%	4/15/2026	$543	$551,082
Alexandria Real Estate Equities, Inc.	3.95%	1/15/2028	1,194	1,203,521
EPR Properties	4.50%	6/1/2027	1,152	1,162,814
EPR Properties	4.75%	12/15/2026	768	790,027
Goodman US Finance Four LLC†	4.50%	10/15/2037	1,137	1,138,998
Goodman US Finance Three LLC†	3.70%	3/15/2028	769	748,567
Liberty Property LP	4.375%	2/1/2029	1,106	1,155,432
National Retail Properties, Inc.	4.30%	10/15/2028	1,724	1,800,953
Prologis LP	3.875%	9/15/2028	781	826,009
VEREIT Operating Partnership LP	4.875%	6/1/2026	1,483	1,546,577
Total				10,923,980

Recreation & Travel 0.46%

Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	1,450	1,759,649
Silversea Cruise Finance Ltd.†	7.25%	2/1/2025	1,587	1,724,276
Six Flags Entertainment Corp.†	4.875%	7/31/2024	1,182	1,166,486
Six Flags Entertainment Corp.†	5.50%	4/15/2027	593	587,841
Total				5,238,252

Reinsurance 0.48%

AXIS Specialty Finance plc (United Kingdom)(c)	5.15%	4/1/2045	1,345	1,367,558
Berkshire Hathaway, Inc.	2.75%	3/15/2023	907	913,532
Berkshire Hathaway, Inc.	3.125%	3/15/2026	907	917,794
Transatlantic Holdings, Inc.	8.00%	11/30/2039	1,584	2,205,003
Total				5,403,887

Restaurants 0.52%

Darden Restaurants, Inc.	4.55%	2/15/2048	1,154	1,111,354
IRB Holding Corp.†	6.75%	2/15/2026	1,177	1,109,322
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC†	4.75%	6/1/2027	2,083	2,051,755
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC†	5.00%	6/1/2024	1,610	1,646,225
Total				5,918,656

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Software/Services 2.03%

Autodesk, Inc.	3.50%	6/15/2027		$2,446	$2,386,152
Banff Merger Sub, Inc.†	9.75%	9/1/2026		1,100	1,069,750
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc.†	6.00%	7/15/2025		565	589,012
Match Group, Inc.†	5.00%	12/15/2027		3,168	3,207,600
Match Group, Inc.†	5.625%	2/15/2029		785	797,756
Microsoft Corp.	2.40%	8/8/2026		792	769,274
Microsoft Corp.	3.125%	11/3/2025		2,817	2,886,790
Microsoft Corp.	4.50%	2/6/2057		1,921	2,215,583
salesforce.com, Inc.	3.70%	4/11/2028		1,580	1,658,257
Tencent Holdings Ltd. (China)†(c)	3.595%	1/19/2028		1,766	1,745,949
Tencent Holdings Ltd. (China)†(c)	3.925%	1/19/2038		1,995	1,915,884
VeriSign, Inc.	4.75%	7/15/2027		750	752,902
VeriSign, Inc.	5.25%	4/1/2025		1,593	1,674,641
Visa, Inc.	3.15%	12/14/2025		1,289	1,312,889
Total					22,982,439

Specialty Retail 0.89%

Asbury Automotive Group, Inc.	6.00%	12/15/2024		1,102	1,138,862
Best Buy Co., Inc.	4.45%	10/1/2028		1,593	1,616,393
Claire’s Stores, Inc.	14.00%	3/15/2039		243	384,750	(a)
Levi Strauss & Co.(b)	3.375%	3/15/2027	EUR	957	1,135,181
PetSmart, Inc.†	5.875%	6/1/2025		$1,427	1,202,247
Tiffany & Co.	4.90%	10/1/2044		1,485	1,370,076
Under Armour, Inc.	3.25%	6/15/2026		1,340	1,224,964
Weight Watchers International, Inc.†	8.625%	12/1/2025		2,172	1,965,660
Total					10,038,133

Steel Producers/Products 0.42%

Allegheny Technologies, Inc.	7.875%	8/15/2023		1,633	1,775,887
Joseph T Ryerson & Son, Inc.†	11.00%	5/15/2022		723	764,573
Steel Dynamics, Inc.	4.125%	9/15/2025		1,763	1,732,147
Steel Dynamics, Inc.	5.00%	12/15/2026		502	513,923
Total					4,786,530

Support: Services 1.96%

Ahern Rentals, Inc.†	7.375%	5/15/2023		1,190	1,102,238
Ashtead Capital, Inc.†	4.375%	8/15/2027		1,741	1,688,770

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Support: Services (continued)

Ashtead Capital, Inc.†	5.25%	8/1/2026	$600	$616,500
Brand Industrial Services, Inc.†	8.50%	7/15/2025	1,671	1,508,077
Brink’s Co. (The)†	4.625%	10/15/2027	1,766	1,713,020
Cleveland Clinic Foundation (The)	4.858%	1/1/2114	1,100	1,222,175
Cloud Crane LLC†	10.125%	8/1/2024	990	1,066,725
IHS Markit Ltd. (United Kingdom)†(c)	4.00%	3/1/2026	2,627	2,630,940
IHS Markit Ltd. (United Kingdom)(c)	4.75%	8/1/2028	1,550	1,623,718
Jurassic Holdings III, Inc.†	6.875%	2/15/2021	1,467	1,393,650
Marble II Pte Ltd. (Singapore)†(c)	5.30%	6/20/2022	449	446,869
Metropolitan Museum of Art (The)	3.40%	7/1/2045	1,975	1,937,218
Monitronics International, Inc.	9.125%	4/1/2020	1,185	260,700
Ritchie Bros Auctioneers, Inc. (Canada)†(c)	5.375%	1/15/2025	1,130	1,156,837
United Rentals North America, Inc.	4.875%	1/15/2028	2,047	1,996,234
United Rentals North America, Inc.	5.875%	9/15/2026	755	783,313
WeWork Cos., Inc.†	7.875%	5/1/2025	1,184	1,095,200
Total				22,242,184

Technology Hardware & Equipment 0.79%

CDW LLC/CDW Finance Corp.	5.50%	12/1/2024	1,425	1,505,156
Dell International LLC/EMC Corp.†	6.02%	6/15/2026	1,552	1,670,749
Dell International LLC/EMC Corp.†	7.125%	6/15/2024	2,055	2,179,131
HP, Inc.	6.00%	9/15/2041	1,212	1,306,666
Western Digital Corp.	4.75%	2/15/2026	2,402	2,296,913
Total				8,958,615

Telecommunications: Satellite 0.24%

Intelsat Jackson Holdings SA (Luxembourg)(c)	5.50%	8/1/2023	1,240	1,106,700
Intelsat Jackson Holdings SA (Luxembourg)†(c)	8.50%	10/15/2024	1,629	1,592,347
Total				2,699,047

Telecommunications: Wireless 1.37%

Sprint Capital Corp.	6.875%	11/15/2028	9,968	9,606,660
T-Mobile USA, Inc.	6.375%	3/1/2025	2,386	2,490,507
T-Mobile USA, Inc.	6.50%	1/15/2026	3,228	3,453,960
Total				15,551,127

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Telecommunications: Wireline Integrated & Services 1.57%

DKT Finance ApS (Denmark)†(c)	9.375%	6/17/2023		$1,903	$2,044,773
Equinix, Inc.(b)	2.875%	2/1/2026	EUR	2,781	3,221,823
GCI LLC	6.875%	4/15/2025		$1,230	1,289,963
InterXion Holding NV†(b)	4.75%	6/15/2025	EUR	1,449	1,727,817
Motorola Solutions, Inc.	4.60%	2/23/2028		$1,213	1,225,104
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC	8.25%	10/15/2023		1,771	1,607,183
Verizon Communications, Inc.	2.625%	8/15/2026		5,735	5,479,071
WTT Investment Ltd. (Hong Kong)†(c)	5.50%	11/21/2022		1,168	1,170,037
Total					17,765,771

Theaters & Entertainment 0.06%

AMC Entertainment Holdings, Inc.	5.875%	11/15/2026		804	727,620

Tobacco 0.15%

Imperial Brands Finance PLC (United Kingdom)†(c)	4.25%	7/21/2025		1,647	1,682,394

Transportation: Infrastructure/Services 0.76%

Aeropuerto Internacional de Tocumen SA (Panama)†(c)	6.00%	11/18/2048		1,935	2,135,272
Autopistas del Sol SA (Costa Rica)†(c)	7.375%	12/30/2030		1,360	1,352,957
Autoridad del Canal de Panama (Panama)†(c)	4.95%	7/29/2035		1,000	1,068,750
CH Robinson Worldwide, Inc.	4.20%	4/15/2028		1,736	1,800,543
Promontoria Holding 264 BV†(b)	6.75%	8/15/2023	EUR	980	1,117,883
Stena AB (Sweden)†(c)	7.00%	2/1/2024		$1,217	1,175,926
Total					8,651,331
Total High Yield Corporate Bonds (cost $733,306,892)					746,200,498

MUNICIPAL BONDS 4.43%

Air Transportation 0.26%

CT Airport Auth - Ground Trans Proj(g)	4.282%	7/1/2045		365	366,653
Miami Dade Cnty, FL	3.982%	10/1/2041		970	971,814
Miami-Dade Cnty, FL	4.28%	10/1/2041		1,550	1,600,608
Total					2,939,075

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Education 1.05%

California St Univ	3.899%	11/1/2047	$2,675	$2,682,918
Ohio Univ	5.59%	12/1/2114	1,000	1,197,400
Permanent University Fund - Texas A&M University System	3.66%	7/1/2047	6,640	6,661,713
Univ of California Bd of Regents	6.548%	5/15/2048	1,000	1,391,260
Total				11,933,291

General Obligation 1.52%

California	7.55%	4/1/2039	1,285	1,953,932
Chicago Transit Auth, IL	6.899%	12/1/2040	1,000	1,314,480
Chicago, IL	5.432%	1/1/2042	1,792	1,678,996
Chicago, IL	6.314%	1/1/2044	2,167	2,202,084
City of Portland	7.701%	6/1/2022	1,470	1,636,698
District of Columbia	5.591%	12/1/2034	1,445	1,768,550
Honolulu City & Cnty, HI	5.418%	12/1/2027	740	880,408
Los Angeles Unif Sch Dist, CA	5.75%	7/1/2034	1,000	1,230,510
New York City	5.985%	12/1/2036	1,134	1,417,670
Ohio St Univ	4.048%	12/1/2056	676	704,034
Pennsylvania	5.45%	2/15/2030	1,336	1,537,455
The Bd of Governors of the Univ of North Carolina	3.847%	12/1/2034	855	927,658
Total				17,252,475

Government Guaranteed 0.05%

City & County of San Francisco CA	5.45%	6/15/2025	460	524,156

Lease Obligation 0.07%

Wisconsin	3.294%	5/1/2037	790	755,264

Miscellaneous 0.73%

Dallas Convention Center Hotel Dev Corp., TX	7.088%	1/1/2042	1,210	1,603,710
New York City Indl Dev Agy†	11.00%	3/1/2029	2,350	3,151,444
Pasadena Public Fing Auth	7.148%	3/1/2043	2,445	3,556,106
Total				8,311,260

Tax Revenue 0.31%

Massachusetts Sch Bldg Auth	5.715%	8/15/2039	1,720	2,180,616
Memphis-Shelby County Industrial Development Board, TN	7.00%	7/1/2045	1,225	1,293,330
Total				3,473,946

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Transportation: Infrastructure/Services 0.27%

Chicago Transit Auth, IL	6.20%		12/1/2040	$1,030	$1,298,016
Port of Seattle, WA	3.571%		5/1/2032	650	657,560
Port of Seattle, WA	3.755%		5/1/2036	1,105	1,120,039
Total					3,075,615

Utilities 0.17%

San Antonio, TX	5.718%		2/1/2041	1,480	1,932,392
Total Municipal Bonds (cost $49,051,479)					50,197,474

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY 0.39%

Caesars Palace Las Vegas Trust 2017-VICI D† (cost $4,417,144)	4.354%	#(l)	10/15/2034	4,354	4,467,596

	Dividend Rate			Shares (000)
PREFERRED STOCKS 0.11%

Energy: Exploration & Production 0.01%

Templar Energy LLC	Zero Coupon			45	113,695	(a)

Healthcare 0.10%

Danaher Corp.	4.75%			1	1,154,077
Total Preferred Stocks (cost $1,531,800)					1,267,772

	Interest Rate			Principal Amount (000)
U.S. TREASURY OBLIGATIONS 2.83%

U.S. Treasury Note	2.625%		2/15/2029	$7,973	8,129,190
U.S. Treasury Note	2.75%		8/31/2023	23,434	23,949,365
Total U.S. Treasury Obligations (cost $31,609,165)					32,078,555

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2019

Investments	Exercise Price	Expiration Date	Principal Amount (000)	Fair Value
WARRANT 0.00%

Personal & Household Products

Remington Outdoor Co., Inc. (cost $86,340)	$35.05	5/15/2022	$16	$164	(a)
Total Long-Term Investments (cost $1,163,810,652)				1,188,750,873

	Interest Rate	Maturity Date
SHORT-TERM INVESTMENTS 2.44%

COMMERCIAL PAPER 1.41%

Diversified Capital Goods 0.27%

Entergy Corp.	2.637%	4/1/2019	3,000	3,000,000

Electric: Distribution/Transportation 0.18%

Potomac Electric Power Co.	2.606%	4/1/2019	1,160	1,160,000
Potomac Electric Power Co.	2.657%	4/1/2019	840	840,000
Total				2,000,000

Food & Drug Retailers 0.52%

CVS Corp.	2.636%	4/1/2019	250	250,000
CVS Corp.	2.636%	4/1/2019	1,000	1,000,000
CVS Corp.	2.667%	4/1/2019	2,000	2,000,000
Walgreens Boots Alliance, Inc.	2.637%	4/1/2019	911	911,000
Walgreens Boots Alliance, Inc.	2.637%	4/1/2019	1,779	1,779,000
Total				5,940,000

Gas Distribution 0.18%

Dominion Energy Gas Holding LLC	2.698%	4/1/2019	2,000	2,000,000

Undefined 0.26%

NASDAQ, Inc.	2.687%	4/1/2019	1,000	1,000,000
Nutrien Ltd.	2.738%	4/1/2019	1,000	1,000,000
Westrock Co.	2.749%	4/2/2019	1,000	999,925
Total				2,999,925
Total Commercial Paper (cost $15,939,925)				15,939,925

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2019

Investments	Principal Amount (000)	Fair Value
REPURCHASE AGREEMENT 1.03%

Repurchase Agreement dated 3/29/2019, 1.45% due 4/1/2019 with Fixed Income Clearing Corp. collateralized by $11,585,000 of U.S. Treasury Note at 2.50% due 3/31/2023; value: $11,863,515; proceeds: $11,631,468 (cost $11,630,063)	$11,630	$11,630,063
Total Short-Term Investments (cost $27,569,988)		27,569,988
Total Investments in Securities 107.31% (cost $1,191,380,640)		1,216,320,861
Less Unfunded Commitment (0.14)% (cost $1,647,038)		(1,647,566)
Net Investment 107.17% (cost $1,189,733,602)		1,214,673,295
Liabilities in Excess of Cash, Foreign Cash and Other Assets(m) (7.17%)		(81,231,275)
Net Assets 100.00%		$1,133,442,020

AUD	Australian dollar.
CAD	Canadian dollar.
EUR	euro.
JPY	Japanese yen.
UYU	Uruguayan Peso.
ADR	American Depositary Receipt.
EURIBOR	Euro Interbank Offered Rate.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
Units	More than one class of securities traded together.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2019.
*	Non-income producing security.
(a)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Foreign security traded in U.S. dollars.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at March 31, 2019.
(e)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(f)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2019

(g)	Securities purchased on a when-issued basis.
(h)	Security is perpetual in nature and has no stated maturity.
(i)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(j)	Defaulted (non-income producing security).
(k)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security fair valued by the Pricing Committee.
(l)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(m)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Centrally Cleared Credit Default Swaps on Indexes - Buy Protection at March 31, 2019(1):

Referenced Index	Central Clearing party	Fund Pays (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Depreciation(3)
Markit CDX. NA.IG.32(4)(5)	Credit Suisse	1.00%	6/20/2024	$101,479,000	$103,297,177	$(1,623,468)	$(194,709)

Centrally Cleared Credit Default Swaps on Indexes - Sell Protection at March 31, 2019(1):

Referenced Index	Central Clearing party	Fund Pays (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation(3)
Markit CDX. NA.HY.31(4)(6)	Credit Suisse	1.00%	12/20/2023	$10,780,000	$11,497,268	$183,591	$533,677

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $533,677. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $194,709.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of investment grade securities.
(6)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2019

Credit Default Swaps on Indexes - Sell Protection at March 31, 2019(1):

Referenced Index/Issuer	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX. NA.BBB.9	Credit Suisse	3.00%	9/17/2058	$2,112,000	$1,984,828	$(172,662)	$45,490	$(127,172)
Markit CMBX. NA.BBB.9	Deutsche Bank	3.00%	9/17/2058	3,363,000	3,160,500	(274,935)	72,435	(202,500)
Markit CMBX. NA.BBB.9	Goldman Sachs	3.00%	9/17/2058	1,153,000	1,083,573	(94,261)	24,834	(69,427)
Markit CMBX. NA.BBB.9	Morgan Stanley	3.00%	9/17/2058	4,977,000	4,677,315	(406,884)	107,199	(299,685)
Markit CMBX. NA.BBB.10	Credit Suisse	3.00%	11/17/2059	4,667,000	4,417,996	(319,624)	70,620	(249,004)
Markit CMBX. NA.BBB.10	Deutsche Bank	3.00%	11/17/2059	851,000	805,596	(58,281)	12,877	(45,404)
Markit CMBX. NA.BBB.10	Goldman Sachs	3.00%	11/17/2059	3,573,000	3,382,366	(244,700)	54,066	(190,634)
Markit CMBX. NA.BBB.10	Morgan Stanley	3.00%	11/17/2059	4,812,000	4,555,260	(329,554)	72,814	(256,740)
Markit CMBX. NA.BBB.11	Morgan Stanley	3.00%	11/18/2054	10,501,000	9,817,667	(689,516)	6,183	(683,333)
Markit CMBX. NA.BBB.11	J.P. Morgan	3.00%	11/18/2054	393,000	367,426	(25,805)	231	(25,574)
Markit CMBX. NA.BBB.11	Deutsche Bank	3.00%	11/18/2054	838,000	783,468	(55,025)	493	(54,532)
Tesla	J.P. Morgan	1.00%	6/20/2020	1,358,000	1,303,495	(70,377)	15,872	(54,505)
Total						$(2,741,624)	$483,114	$(2,258,510)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $483,114. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(4)	Includes upfront payments received.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2019

Open Forward Foreign Currency Exchange Contracts at March 31, 2019:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
euro	Sell	Bank of America	4/10/2019	576,000	$661,354	$646,569	$14,785
euro	Sell	State Street Bank and Trust	4/10/2019	187,000	215,011	209,910	5,101
euro	Sell	State Street Bank and Trust	4/10/2019	860,000	988,330	965,363	22,967
euro	Sell	Toronto Dominion Bank	4/10/2019	433,000	500,720	486,049	14,671
euro	Sell	State Street Bank and Trust	5/14/2019	5,278,000	6,028,125	5,941,568	86,557
euro	Sell	State Street Bank and Trust	5/14/2019	196,000	224,302	220,642	3,660
euro	Sell	J.P. Morgan	6/7/2019	14,130,000	16,100,195	15,938,438	161,757
euro	Sell	J.P. Morgan	6/7/2019	113,000	128,582	127,462	1,120
Japanese yen	Sell	J.P. Morgan	6/27/2019	124,000,000	1,135,676	1,126,367	9,309
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$319,927

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
euro	Buy	Goldman Sachs	4/10/2019	394,000	$447,463	$442,271	$(5,192)
euro	Buy	J.P. Morgan	4/10/2019	300,000	338,946	336,754	(2,192)
euro	Buy	J.P. Morgan	4/10/2019	90,600	103,627	101,700	(1,927)
euro	Buy	Morgan Stanley	4/10/2019	512,000	580,820	574,728	(6,092)
euro	Buy	Toronto Dominion Bank	4/10/2019	500,000	575,207	561,257	(13,950)
euro	Buy	State Street Bank and Trust	5/14/2019	700,000	796,237	788,006	(8,231)
euro	Buy	State Street Bank and Trust	5/14/2019	761,000	864,333	856,676	(7,657)
euro	Buy	State Street Bank and Trust	6/7/2019	300,000	341,443	338,396	(3,047)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(48,288)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2019

Open Futures Contracts at March 31, 2019:

Type	Expiration	Contracts	Position		Notional Amount		Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	June 2019	1,461	Long		$310,239,800		$311,329,969	$1,090,169
U.S. 5-Year Treasury Note	June 2019	1,074	Long		123,226,647		124,399,407	1,172,760
Total Unrealized Appreciation on Open Futures Contracts								$2,262,929

Type	Expiration	Contracts	Position		Notional Amount		Notional Value	Unrealized Depreciation
Euro- Bobl	June 2019	6	Short	EUR	(794,269)	EUR	(798,840)	$(5,127)
U.S. 10-Year Treasury Note	June 2019	21	Short		$(2,569,674)		$(2,608,594)	(38,920)
U.S. 10-Year Ultra Treasury Bond	June 2019	13	Short		(1,694,446)		(1,726,156)	(31,710)
U.S. Long Bond	June 2019	893	Short		(129,916,346)		(133,643,031)	(3,726,685)
U.S. Ultra Treasury Bond	June 2019	82	Short		(13,181,480)		(13,776,000)	(594,520)
Total Unrealized Depreciation on Open Futures Contracts								$(4,396,962)

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$—	$26,902,712	$—	$26,902,712
Common Stocks
Auto Parts & Equipment	—	—	1,486,875	1,486,875
Beverages	1,742,057	1,187,973	—	2,930,030
Energy: Exploration & Production	343,545	26,021	—	369,566
Personal & Household Products	—	1,162,217	2,494,680	3,656,897
Software/Services	13,955,753	1,788,322	—	15,744,075
Specialty Retail	10,433,242	—	720,379	11,153,621
Remaining Industries	57,131,680	—	—	57,131,680
Convertible Bond	—	1,709,178	—	1,709,178
Floating Rate Loans
Diversified Capital Goods	—	—	686,763	686,763
Personal & Household Products	—	3,691,717	100,271	3,791,988
Specialty Retail	—	2,223,582	1,647,343	3,870,925
Remaining Industries	—	41,746,172	—	41,746,172
Unfunded Commitments	—	(1,487,508)	(160,058)	(1,647,566)
Foreign Government Obligations	—	90,821,188	—	90,821,188
Government Sponsored Enterprises Pass-Through	—	92,537,144	—	92,537,144
High Yield Corporate Bonds
Banking	—	71,022,387	125	71,022,512
Metals/Mining (Excluding Steel)	—	19,489,493	2	19,489,495
Specialty Retail	—	9,653,383	384,750	10,038,133
Remaining Industries	—	645,650,358	—	645,650,358
Municipal Bonds	—	50,197,474	—	50,197,474
Non-Agency Commercial Mortgage-Backed Security	—	4,467,596	—	4,467,596
Preferred Stocks	1,154,077	—	113,695	1,267,772
U.S. Treasury Obligations	—	32,078,555	—	32,078,555
Warrant	—	—	164	164

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2019

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Short-Term Investments
Commercial Paper	$—	$15,939,925	$—	$15,939,925
Repurchase Agreement	—	11,630,063	—	11,630,063
Total	$84,760,354	$1,122,437,952	$7,474,989	$1,214,673,295
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$—	$533,677	$—	$533,677
Liabilities	—	(194,709)	—	(194,709)
Credit Default Swap Contracts
Assets	—	—	—	—
Liabilities	—	(2,258,510)	—	(2,258,510)
Forward Foreign Currency Exchange Contracts
Assets	—	319,927	—	319,927
Liabilities	—	(48,288)	—	(48,288)
Futures Contracts
Assets	2,262,929	—	—	2,262,929
Liabilities	(4,396,962)	—	—	(4,396,962)
Total	$(2,134,033)	$(1,647,375)	$—	$(3,781,408)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	There were no Level 1/Level 2 transfers during the period ended March 31, 2019.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Common Stocks	Floating Rate Loans	High Yield Corporate Bonds	Preferred Stocks	Warrants
Balance as of January 1, 2019	$912,300	$4,366,142	$127	$—	$164
Accrued Discounts (Premiums)	—	124	109	—	—
Realized Gain (Loss)	—	(111,819)	—	—	—
Change in Unrealized Appreciation (Depreciation)	9,035	157,824	140,240	(22,739)	—
Purchases	1,399,921	33,116	10,188	10,488	—
Sales	—	(1,491,554)	—	—	—
Transfers into Level 3	2,380,678	1,630,718	234,213	125,946	—
Transfers out of Level 3	—	(2,150,174)	—	—	—
Balance as of March 31, 2019	$4,701,934	$2,434,377	$384,877	$113,695	$164
Change in unrealized appreciation/depreciation for period ended March 31, 2019, related to Level 3 investments held at March 31, 2019	$9,035	$62,250	$140,240	$(22,739)	$—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - CALIBRATED DIVIDEND GROWTH PORTFOLIO March 31, 2019

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.97%

Aerospace & Defense 6.61%

General Dynamics Corp.	10,000	$1,693
Harris Corp.	11,400	1,820
Lockheed Martin Corp.	7,492	2,249
Northrop Grumman Corp.	7,600	2,049
Raytheon Co.	8,100	1,475
United Technologies Corp.	16,900	2,178
Total		11,464

Air Freight & Logistics 0.68%

CH Robinson Worldwide, Inc.	9,300	809
FedEx Corp.	2,000	363
Total		1,172

Banks 0.36%

Commerce Bancshares, Inc.	10,625	617

Beverages 4.21%

Coca-Cola Co. (The)	79,168	3,710
PepsiCo, Inc.	29,324	3,593
Total		7,303

Biotechnology 1.04%

AbbVie, Inc.	22,499	1,813

Capital Markets 2.20%

S&P Global, Inc.	13,200	2,780
T. Rowe Price Group, Inc.	10,300	1,031
Total		3,811

Chemicals 3.95%

Air Products & Chemicals, Inc.	4,800	916
Ecolab, Inc.	10,700	1,889
PPG Industries, Inc.	16,106	1,818
Sherwin-Williams Co. (The)	5,175	2,229
Total		6,852

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CALIBRATED DIVIDEND GROWTH PORTFOLIO March 31, 2019

Investments	Shares	Fair Value (000)
Commercial Services & Supplies 0.94%

Healthcare Services Group, Inc.	17,400	$574
Waste Management, Inc.	10,200	1,060
Total		1,634

Diversified Telecommunication Services 4.37%

AT&T, Inc.	107,508	3,372
Verizon Communications, Inc.	71,100	4,204
Total		7,576

Electric: Utilities 5.12%

Duke Energy Corp.	33,200	2,988
Edison International	28,500	1,765
Eversource Energy	26,600	1,887
NextEra Energy, Inc.	7,600	1,469
Xcel Energy, Inc.	13,900	782
Total		8,891

Electrical Equipment 0.81%

Hubbell, Inc.	11,900	1,404

Food & Staples Retailing 5.49%

Casey’s General Stores, Inc.	6,300	811
Costco Wholesale Corp.	9,900	2,397
Sysco Corp.	26,200	1,749
Walgreens Boots Alliance, Inc.	28,521	1,805
Walmart, Inc.	28,280	2,758
Total		9,520

Food Products 1.77%

Flowers Foods, Inc.	40,700	868
Hormel Foods Corp.	16,100	721
J.M. Smucker Co. (The)	7,100	827
Kellogg Co.	11,400	654
Total		3,070

Gas Utilities 0.84%

Atmos Energy Corp.	7,100	731
UGI Corp.	13,200	731
Total		1,462

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CALIBRATED DIVIDEND GROWTH PORTFOLIO March 31, 2019

Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies 6.07%

Abbott Laboratories	48,800	$3,901
Becton, Dickinson & Co.	7,500	1,873
Medtronic plc (Ireland)(a)	44,291	4,034
West Pharmaceutical Services, Inc.	6,600	727
Total		10,535

Health Care Providers & Services 0.77%

AmerisourceBergen Corp.	16,900	1,344

Hotels, Restaurants & Leisure 1.43%

McDonald’s Corp.	13,074	2,483

Household Products 4.50%

Church & Dwight Co., Inc.	5,100	363
Clorox Co. (The)	11,300	1,813
Kimberly-Clark Corp.	13,235	1,640
Procter & Gamble Co. (The)	38,300	3,985
Total		7,801

Industrial Conglomerates 2.69%

3M Co.	14,767	3,069
Roper Technologies, Inc.	4,700	1,607
Total		4,676

Information Technology Services 5.57%

Accenture plc Class A (Ireland)(a)	14,500	2,552
Automatic Data Processing, Inc.	15,700	2,508
International Business Machines Corp.	16,387	2,312
Visa, Inc. Class A	14,700	2,296
Total		9,668

Insurance 4.46%

American Financial Group, Inc.	4,700	452
Chubb Ltd. (Switzerland)(a)	21,800	3,054
Prudential Financial, Inc.	11,100	1,020
Torchmark Corp.	16,500	1,352
Travelers Cos., Inc. (The)	13,600	1,865
Total		7,743

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CALIBRATED DIVIDEND GROWTH PORTFOLIO March 31, 2019

Investments	Shares	Fair Value (000)
Machinery 2.41%

Caterpillar, Inc.	5,100	$691
Cummins, Inc.	11,900	1,879
Dover Corp.	17,200	1,613
Total		4,183

Media 1.24%

Comcast Corp. Class A	53,700	2,147

Metals & Mining 1.00%

Nucor Corp.	29,700	1,733

Multi-Line Retail 1.41%

Target Corp.	30,400	2,440

Multi-Utilities 1.77%

Consolidated Edison, Inc.	11,500	975
Dominion Energy, Inc.	27,400	2,101
Total		3,076

Oil, Gas & Consumable Fuels 5.02%

Chevron Corp.	39,249	4,835
Exxon Mobil Corp.	18,900	1,527
Occidental Petroleum Corp.	22,773	1,507
ONEOK, Inc.	12,000	838
Total		8,707

Pharmaceuticals 2.28%

Johnson & Johnson	28,319	3,959

Professional Services 0.56%

Robert Half International, Inc.	14,900	971

Road & Rail 4.21%

CSX Corp.	18,400	1,377
J.B. Hunt Transport Services, Inc.	13,500	1,367
Union Pacific Corp.	27,300	4,565
Total		7,309

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CALIBRATED DIVIDEND GROWTH PORTFOLIO March 31, 2019

Investments	Shares	Fair Value (000)
Semiconductors & Semiconductor Equipment 5.09%

Microchip Technology, Inc.	21,266	$1,764
QUALCOMM, Inc.	26,457	1,509
Texas Instruments, Inc.	31,800	3,373
Xilinx, Inc.	17,200	2,181
Total		8,827

Software 3.48%

CDK Global, Inc.	22,800	1,341
Microsoft Corp.	39,900	4,706
Total		6,047

Specialty Retail 3.40%

Lowe’s Cos., Inc.	33,925	3,714
TJX Cos., Inc. (The)	41,200	2,192
Total		5,906

Textiles, Apparel & Luxury Goods 2.16%

NIKE, Inc. Class B	44,600	3,756

Tobacco 1.06%

Philip Morris International, Inc.	20,900	1,847
Total Common Stocks (cost $156,658,868)		171,747

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.96%

Repurchase Agreement

Repurchase Agreement dated 3/29/2019, 1.45% due 4/1/2019 with Fixed Income Clearing Corp. collateralized by $1,675,000 of U.S. Treasury Note at 2.75% due 8/15/2021 value: $1,700,775; proceeds: $1,664,313 (cost $1,664,111)	$1,664	1,664
Total Investments in Securities 99.93% (cost $158,322,979)		173,411
Cash and Other Assets in Excess of Liabilities(b) 0.07%		114
Net Assets 100.00%		$173,525

(a)	Foreign security traded in U.S. dollars.
(b)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation on futures contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - CALIBRATED DIVIDEND GROWTH PORTFOLIO March 31, 2019

Open Futures Contracts at March 31, 2019:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
E-Mini S&P 500 Index	June 2019	8	Long	$1,116,304	$1,135,120	$18,816

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$171,747	$—	$—	$171,747
Short-Term Investment
Repurchase Agreement	—	1,664	—	1,664
Total	$171,747	$1,664	$—	$173,411
Other Financial Instruments
Futures Contracts
Assets	$19	$—	$—	$19
Liabilities	—	—	—	—
Total	$19	$—	$—	$19

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended March 31, 2019.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - CLASSIC STOCK PORTFOLIO March 31, 2019

Investments	Shares	Fair Value (000)
COMMON STOCKS 94.88%

Aerospace & Defense 3.46%

Raytheon Co.	2,437	$444
United Technologies Corp.	6,843	882
Total		1,326

Auto Components 1.03%

Lear Corp.	2,898	393

Banks 8.60%

Citigroup, Inc.	15,702	977
East West Bancorp, Inc.	4,476	215
Royal Bank of Scotland Group PLC ADR	55,265	360
Signature Bank	5,722	733
Wells Fargo & Co.	20,909	1,010
Total		3,295

Beverages 3.15%

Coca-Cola Co. (The)	6,234	292
PepsiCo, Inc.	7,452	913
Total		1,205

Biotechnology 2.47%

Biogen, Inc.*	39	9
Vertex Pharmaceuticals, Inc.*	5,089	936
Total		945

Building Products 1.56%

Masco Corp.	15,207	598

Capital Markets 2.74%

Charles Schwab Corp. (The)	7,882	337
Morgan Stanley	16,902	713
Total		1,050

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CLASSIC STOCK PORTFOLIO March 31, 2019

Investments	Shares	Fair Value (000)
Chemicals 1.70%

Dow, Inc.*	2,700	$140
DowDuPont, Inc.	9,570	510
Total		650

Communications Equipment 0.77%

F5 Networks, Inc.*	1,881	295

Electric: Utilities 2.53%

Edison International	9,298	576
NextEra Energy, Inc.	2,035	393
Total		969

Electrical Equipment 2.72%

AMETEK, Inc.	7,405	615
Hubbell, Inc.	3,614	426
Total		1,041

Electronic Equipment, Instruments & Components 1.50%

Avnet, Inc.	13,273	576

Energy Equipment & Services 1.69%

Halliburton Co.	9,714	285
National Oilwell Varco, Inc.	13,641	363
Total		648

Entertainment 3.96%

Netflix, Inc.*	2,490	888
Walt Disney Co. (The)	5,669	629
Total		1,517

Equity Real Estate Investment Trusts 1.58%

Prologis, Inc.	3,190	229
Simon Property Group, Inc.	2,068	377
Total		606

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CLASSIC STOCK PORTFOLIO March 31, 2019

Investments	Shares	Fair Value (000)
Food & Staples Retailing 2.16%

Walmart, Inc.	8,480	$827

Health Care Equipment & Supplies 2.68%

Baxter International, Inc.	12,640	1,028

Health Care Providers & Services 1.42%

Anthem, Inc.	1,887	542

Hotels, Restaurants & Leisure 2.27%

Starbucks Corp.	2,716	202
Yum! Brands, Inc.	6,696	668
Total		870

Household Products 0.85%

Clorox Co. (The)	2,015	323

Industrial Conglomerates 1.03%

Carlisle Cos., Inc.	3,204	393

Information Technology Services 1.22%

Worldpay, Inc. Class A*	4,098	465

Insurance 3.75%

Axis Capital Holdings Ltd.	10,385	569
Chubb Ltd. (Switzerland)(a)	2,842	398
Hartford Financial Services Group, Inc. (The)	9,449	470
Total		1,437

Interactive Media & Services 6.01%

Alphabet, Inc. Class A*	1,214	1,429
Facebook, Inc. Class A*	1,784	297
Tencent Holdings Ltd. ADR	12,523	576
Total		2,302

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CLASSIC STOCK PORTFOLIO March 31, 2019

Investments	Shares	Fair Value (000)
Machinery 4.33%

Caterpillar, Inc.	1,090	$148
Cummins, Inc.	3,668	579
Parker-Hannifin Corp.	1,947	334
Stanley Black & Decker, Inc.	4,396	598
Total		1,659

Media 1.28%

Charter Communications, Inc. Class A*	890	309
Interpublic Group of Cos., Inc. (The)	4,284	90
Omnicom Group, Inc.	1,270	92
Total		491

Metals & Mining 1.54%

Nucor Corp.	6,794	396
Steel Dynamics, Inc.	5,470	193
Total		589

Oil, Gas & Consumable Fuels 4.90%

Marathon Petroleum Corp.	11,329	678
Noble Energy, Inc.	25,739	637
Suncor Energy, Inc. (Canada)(a)	17,366	563
Total		1,878

Pharmaceuticals 5.62%

Bristol-Myers Squibb Co.	4,721	226
Jazz Pharmaceuticals plc (Ireland)*(a)	1,539	220
Johnson & Johnson	7,284	1,018
Novartis AG ADR	7,178	690
Total		2,154

Semiconductors & Semiconductor Equipment 0.72%

Texas Instruments, Inc.	2,607	277

Software 5.83%

Microsoft Corp.	18,939	2,234

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CLASSIC STOCK PORTFOLIO March 31, 2019

Investments	Shares	Fair Value (000)
Specialty Retail 2.82%

Foot Locker, Inc.	7,445	$451
TJX Cos., Inc. (The)	11,800	628
Total		1,079

Technology Hardware, Storage & Peripherals 5.05%

Apple, Inc.	7,643	1,452
HP, Inc.	24,846	483
Total		1,935

Tobacco 1.16%

Philip Morris International, Inc.	5,007	443

Trading Companies & Distributors 0.78%

MSC Industrial Direct Co., Inc. Class A	3,606	298
Total Common Stocks (cost $33,652,720)		36,338

	Principal Amount (000)
SHORT-TERM INVESTMENT 5.18%

Repurchase Agreement

Repurchase Agreement dated 3/29/2019, 1.45% due 4/1/2019 with Fixed Income Clearing Corp. collateralized by $1,980,000 of U.S. Treasury Note at 2.50% due 03/31/2023; value: $2,027,601; proceeds: $1,983,438 (cost $1,983,198)	$1,983	1,983
Total Investments in Securities 100.06% (cost $35,635,918)		38,321
Liabilities in Excess of Cash and Other Assets (0.06)%		(22)
Net Assets 100.00%		$38,299

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - CLASSIC STOCK PORTFOLIO March 31, 2019

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$36,338	$—	$—	$36,338
Short-Term Investment
Repurchase Agreement	—	1,983	—	1,983
Total	$36,338	$1,983	$—	$38,321

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended March 31, 2019.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO March 31, 2019

Investments	Shares	Fair Value (000)
COMMON STOCKS 97.37%

Aerospace & Defense 2.09%

Aerovironment, Inc.*	8,352	$572
Axon Enterprise, Inc.*	12,939	704
Curtiss-Wright Corp.	1,422	161
Total		1,437

Auto Components 1.41%

Fox Factory Holding Corp.*	13,844	968

Banks 1.54%

CenterState Bank Corp.	14,595	348
Webster Financial Corp.	6,952	352
Western Alliance Bancorp*	4,343	178
Wintrust Financial Corp.	2,639	178
Total		1,056

Biotechnology 15.13%

Agios Pharmaceuticals, Inc.*	4,579	309
Allogene Therapeutics, Inc.*	9,926	287
Amarin Corp. plc ADR*	23,596	490
Argenx SE ADR*	6,721	839
Array BioPharma, Inc.*	23,079	563
Audentes Therapeutics, Inc.*	11,346	443
Blueprint Medicines Corp.*	12,443	996
CareDx, Inc.*	40,220	1,268
Denali Therapeutics, Inc.*	26,668	619
Emergent BioSolutions, Inc.*	3,547	179
FibroGen, Inc.*	3,783	205
Invitae Corp.*	24,165	566
Mirati Therapeutics, Inc.*	7,293	534
Myovant Sciences Ltd. (United Kingdom)*(a)	23,243	555
Repligen Corp.*	14,664	866
Sage Therapeutics, Inc.*	3,849	612
Sarepta Therapeutics, Inc.*	2,399	286
uniQure NV (Netherlands)*(a)	13,106	782
Total		10,399

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO March 31, 2019

Investments	Shares	Fair Value (000)
Building Products 0.72%

Trex Co., Inc.*	8,053	$495

Capital Markets 0.74%

Evercore, Inc. Class A	3,617	329
Noah Holdings Ltd. ADR*	3,687	179
Total		508

Communications Equipment 1.32%

Acacia Communications, Inc.*	13,904	797
Quantenna Communications, Inc.*	4,579	112
Total		909

Construction & Engineering 0.61%

NV5 Global, Inc.*	7,023	417

Diversified Consumer Services 5.42%

Bright Horizons Family Solutions, Inc.*	7,693	978
Chegg, Inc.*	36,441	1,389
Grand Canyon Education, Inc.*	7,918	906
Strategic Education, Inc.	3,448	453
Total		3,726

Electrical Equipment 1.12%

Generac Holdings, Inc.*	14,981	767

Electronic Equipment, Instruments & Components 0.50%

Novanta, Inc.*	4,089	346

Energy Equipment & Services 0.96%

Cactus, Inc. Class A*	18,460	657

Entertainment 1.40%

World Wrestling Entertainment, Inc. Class A	11,086	962

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO March 31, 2019

Investments	Shares	Fair Value (000)
Food & Staples Retailing 1.38%

BJ’s Wholesale Club Holdings, Inc.*	27,803	$762
Sprouts Farmers Market, Inc.*	8,593	185
Total		947

Food Products 0.76%

Calavo Growers, Inc.	6,268	526

Health Care Equipment & Supplies 10.50%

Glaukos Corp.*	20,626	1,616
Haemonetics Corp.*	2,006	176
Insulet Corp.*	3,947	375
iRhythm Technologies, Inc.*	10,097	757
Masimo Corp.*	5,718	791
Nevro Corp.*	5,765	360
Penumbra, Inc.*	7,390	1,086
Tactile Systems Technology, Inc.*	7,370	389
Tandem Diabetes Care, Inc.*	26,286	1,669
Total		7,219

Health Care Providers & Services 0.93%

Guardant Health, Inc.*	8,343	640

Health Care Technology 1.81%

Inspire Medical Systems, Inc.*	16,478	935
Teladoc, Health Inc.*	5,592	311
Total		1,246

Hotels, Restaurants & Leisure 3.15%

Dave & Buster’s Entertainment, Inc.	7,338	366
Planet Fitness, Inc. Class A*	26,242	1,803
Total		2,169

Household Durables 3.24%

iRobot Corp.*	11,187	1,316
Roku, Inc.*	14,105	910
Total		2,226

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO March 31, 2019

Investments	Shares	Fair Value (000)
Information Technology Services 5.57%

EPAM Systems, Inc.*	3,702	$626
Okta, Inc.*	11,757	972
Twilio, Inc. Class A*	11,524	1,489
Wix.com Ltd. (Israel)*(a)	6,139	742
Total		3,829

Insurance 0.99%

eHealth, Inc.*	10,942	682

Interactive Media & Services 1.21%

Cargurus, Inc.*	20,795	833

Internet & Direct Marketing Retail 2.42%

Etsy, Inc.*	24,719	1,662

Leisure Products 2.90%

Malibu Boats, Inc. Class A*	18,628	737
YETI Holdings, Inc.*	41,498	1,256
Total		1,993

Life Sciences Tools & Services 0.47%

Codexis, Inc.*	15,907	327

Machinery 2.12%

Chart Industries, Inc.*	10,240	927
RBC Bearings, Inc.*	4,199	534
Total		1,461

Pharmaceuticals 1.28%

GW Pharmaceuticals plc ADR*	5,215	879

Professional Services 2.12%

Insperity, Inc.	11,763	1,455

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO March 31, 2019

Investments	Shares	Fair Value (000)
Semiconductors & Semiconductor Equipment 2.91%

Inphi Corp.*	15,721	$688
Monolithic Power Systems, Inc.	4,904	664
Semtech Corp.*	12,742	649
Total		2,001

Software 20.15%

Alarm.com Holdings, Inc.*	4,933	320
Alteryx, Inc. Class A*	12,396	1,040
Anaplan, Inc.*	12,604	496
Appian Corp.*	13,337	459
Coupa Software, Inc.*	13,065	1,189
Elastic NV*	6,017	481
Everbridge, Inc.*	21,055	1,579
Five9, Inc.*	24,660	1,303
HubSpot, Inc.*	4,081	678
Mimecast Ltd.*	18,813	891
New Relic, Inc.*	9,641	951
Paycom Software, Inc.*	2,810	531
Paylocity Holding Corp.*	8,579	765
RingCentral, Inc. Class A*	7,004	755
Trade Desk, Inc. (The) Class A*	6,355	1,258
Zscaler, Inc.*	16,292	1,156
Total		13,852

Specialty Retail 0.50%

RH*	3,331	343
Total Common Stocks (cost $54,794,644)		66,937

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO March 31, 2019

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 1.76%

Repurchase Agreement

Repurchase Agreement dated 3/29/2019, 1.45% due 4/1/2019 with Fixed Income Clearing Corp. collateralized by $1,220,000 of U.S. Treasury Note at 2.75% due 8/15/2021; value: $1,238,773; proceeds: $1,210,721 (cost $1,210,574)	$1,211	$1,211
Total Investments in Securities 99.13% (cost $56,005,218)		68,148
Other Assets in Excess of Liabilities 0.87%		601
Net Assets 100.00%		$68,749

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$66,937	$—	$—	$66,937
Short-Term Investment
Repurchase Agreement	—	1,211	—	1,211
Total	$66,937	$1,211	$—	$68,148

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended March 31, 2019.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO March 31, 2019

Investments	Shares		Fair Value (000)
COMMON STOCKS 95.11%

Aerospace & Defense 3.48%

Raytheon Co.		21,412	$3,899
United Technologies Corp.		59,841	7,713
Total			11,612

Auto Components 1.03%

Lear Corp.		25,274	3,430

Banks 14.69%

Bank of America Corp.		410,727	11,332
Citigroup, Inc.		137,199	8,536
East West Bancorp, Inc.		68,145	3,269
JPMorgan Chase & Co.		108,621	10,996
Royal Bank of Scotland Group plc(a)	GBP	963,300	3,102
Signature Bank		22,713	2,909
Wells Fargo & Co.		182,733	8,830
Total			48,974

Beverages 3.18%

Coca-Cola Co. (The)		55,821	2,616
PepsiCo, Inc.		65,100	7,978
Total			10,594

Biotechnology 0.67%

Biogen, Inc.*		375	89
Gilead Sciences, Inc.		33,000	2,145
Total			2,234

Building Products 1.57%

Masco Corp.		132,900	5,224

Capital Markets 0.43%

Goldman Sachs Group, Inc. (The)		7,524	1,445

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO March 31, 2019

Investments	Shares	Fair Value (000)
Chemicals 1.75%

Dow, Inc.*	23,800	$1,229
DowDuPont, Inc.	86,100	4,590
Total		5,819

Communications Equipment 2.47%

Cisco Systems, Inc.	104,400	5,637
F5 Networks, Inc.*	16,456	2,582
Total		8,219

Diversified Telecommunication Services 2.68%

Verizon Communications, Inc.	151,200	8,940

Electric: Utilities 3.25%

Duke Energy Corp.	24,945	2,245
Edison International	81,696	5,059
NextEra Energy, Inc.	18,352	3,548
Total		10,852

Electrical Equipment 2.37%

AMETEK, Inc.	50,386	4,180
Hubbell, Inc.	31,598	3,728
Total		7,908

Electronic Equipment, Instruments & Components 1.51%

Avnet, Inc.	115,942	5,028

Energy Equipment & Services 0.95%

National Oilwell Varco, Inc.	119,204	3,176

Entertainment 1.72%

Walt Disney Co. (The)	51,691	5,739

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO March 31, 2019

Investments	Shares	Fair Value (000)
Equity Real Estate Investment Trusts 1.62%

Prologis, Inc.	27,618	$1,987
Simon Property Group, Inc.	18,678	3,403
Total		5,390

Food & Staples Retailing 1.94%

Walmart, Inc.	66,289	6,465

Health Care Providers & Services 1.45%

Anthem, Inc.	16,795	4,820

Hotels, Restaurants & Leisure 0.53%

Starbucks Corp.	23,800	1,769

Industrial Conglomerates 1.03%

Carlisle Cos., Inc.	28,006	3,434

Insurance 5.10%

Axis Capital Holdings Ltd.	90,718	4,969
Chubb Ltd. (Switzerland)(b)	48,850	6,843
Hartford Financial Services Group, Inc. (The)	104,363	5,189
Total		17,001

Interactive Media & Services 2.01%

Alphabet, Inc. Class A*	3,552	4,180
Facebook, Inc. Class A*	15,187	2,532
Total		6,712

Machinery 3.11%

Cummins, Inc.	32,500	5,131
Stanley Black & Decker, Inc.	38,369	5,225
Total		10,356

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO March 31, 2019

Investments	Shares	Fair Value (000)
Media 0.48%

Interpublic Group of Cos., Inc. (The)	37,414	$786
Omnicom Group, Inc.	10,965	800
Total		1,586

Metals & Mining 1.57%

Nucor Corp.	59,362	3,464
Steel Dynamics, Inc.	50,577	1,784
Total		5,248

Multi-Line Retail 0.71%

Dollar Tree, Inc.*	22,648	2,379

Oil, Gas & Consumable Fuels 8.40%

Chevron Corp.	53,568	6,598
Marathon Petroleum Corp.	99,000	5,925
Noble Energy, Inc.	224,837	5,560
Royal Dutch Shell plc Class A ADR	79,912	5,002
Suncor Energy, Inc. (Canada)(b)	151,762	4,922
Total		28,007

Personal Products 1.06%

Unilever NV Registered Shares (United Kingdom)(b)	60,588	3,532

Pharmaceuticals 11.40%

Allergan plc	24,652	3,609
Jazz Pharmaceuticals plc (Ireland)*(b)	13,426	1,919
Johnson & Johnson	85,147	11,903
Merck & Co., Inc.	125,732	10,457
Novartis AG ADR	20,825	2,002
Pfizer, Inc.	191,391	8,129
Total		38,019

Semiconductors & Semiconductor Equipment 1.77%

Intel Corp.	109,742	5,893

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO March 31, 2019

Investments	Shares	Fair Value (000)
Software 3.51%

Microsoft Corp.	52,364	$6,176
Oracle Corp.	102,905	5,527
Total		11,703

Specialty Retail 2.83%

Foot Locker, Inc.	65,274	3,955
TJX Cos., Inc. (The)	103,079	5,485
Total		9,440

Technology Hardware, Storage & Peripherals 2.90%

Apple, Inc.	28,700	5,451
HP, Inc.	217,117	4,219
Total		9,670

Tobacco 1.16%

Philip Morris International, Inc.	43,720	3,864

Trading Companies & Distributors 0.78%

MSC Industrial Direct Co., Inc. Class A	31,493	2,605
Total Common Stocks (cost $310,609,876)		317,087

	Principal Amount (000)
SHORT-TERM INVESTMENT 4.88%

Repurchase Agreement

Repurchase Agreement dated 3/29/2019, 1.45% due 4/1/2019 with Fixed Income Clearing Corp. collateralized by $16,365,000 of U.S. Treasury Note at 2.75% due 8/15/2021; value: $16,616,825; proceeds: $16,290,419 (cost $16,288,451)	$16,288	16,288
Total Investments in Securities 99.99% (cost $326,898,327)		333,375
Cash and Other Assets in Excess of Liabilities 0.01%		23
Net Assets 100.00%		$333,398

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO March 31, 2019

GBP	British pound.
ADR	American Depositary Receipt.

*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks
Banks	$45,872	$3,102	$—	$48,974
Remaining Industries	268,113	—	—	268,113
Short-Term Investment
Repurchase Agreement	—	16,288	—	16,288
Total	$313,985	$19,390	$—	$333,375

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended March 31, 2019.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO March 31, 2019

Investments	Shares		Fair Value (000)
COMMON STOCKS 98.56%

Aerospace & Defense 3.49%

Raytheon Co.		37,696	$6,864
United Technologies Corp.		105,211	13,560
Total			20,424

Auto Components 1.03%

Lear Corp.		44,500	6,039

Banks 15.51%

Bank of America Corp.		762,070	21,026
Citigroup, Inc.		239,095	14,876
East West Bancorp, Inc.		124,341	5,965
JPMorgan Chase & Co.		216,165	21,882
Royal Bank of Scotland Group plc(a)	GBP	2,079,754	6,697
Signature Bank		42,115	5,394
Wells Fargo & Co.		309,868	14,973
Total			90,813

Beverages 3.22%

Coca-Cola Co. (The)		106,716	5,001
PepsiCo, Inc.		113,200	13,872
Total			18,873

Biotechnology 0.70%

Biogen, Inc.*		646	153
Gilead Sciences, Inc.		60,878	3,957
Total			4,110

Building Products 1.55%

Masco Corp.		231,495	9,100

Capital Markets 0.90%

Goldman Sachs Group, Inc. (The)		27,450	5,270

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO March 31, 2019

Investments	Shares	Fair Value (000)
Chemicals 1.86%

Dow, Inc.*	41,900	$2,163
DowDuPont, Inc.	164,231	8,755
Total		10,918

Communications Equipment 2.50%

Cisco Systems, Inc.	197,070	10,640
F5 Networks, Inc.*	25,434	3,991
Total		14,631

Diversified Telecommunication Services 2.77%

Verizon Communications, Inc.	274,220	16,215

Electric: Utilities 3.56%

Duke Energy Corp.	47,899	4,311
Edison International	159,093	9,851
NextEra Energy, Inc.	34,421	6,654
Total		20,816

Electrical Equipment 2.50%

AMETEK, Inc.	96,951	8,044
Hubbell, Inc.	56,023	6,610
Total		14,654

Electronic Equipment, Instruments & Components 1.51%

Avnet, Inc.	204,171	8,855

Energy Equipment & Services 0.93%

National Oilwell Varco, Inc.	203,872	5,431

Entertainment 1.36%

Walt Disney Co. (The)	71,479	7,936

Equity Real Estate Investment Trusts 0.60%

Prologis, Inc.	48,961	3,523

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO March 31, 2019

Investments	Shares	Fair Value (000)
Food & Staples Retailing 2.06%

Walmart, Inc.	123,443	$12,039

Health Care Providers & Services 1.57%

Anthem, Inc.	31,947	9,168

Hotels, Restaurants & Leisure 0.52%

Starbucks Corp.	41,100	3,055

Industrial Conglomerates 1.02%

Carlisle Cos., Inc.	48,791	5,983

Insurance 5.19%

Axis Capital Holdings Ltd.	157,229	8,613
Chubb Ltd. (Switzerland)(b)	87,256	12,223
Hartford Financial Services Group, Inc. (The)	192,647	9,578
Total		30,414

Interactive Media & Services 2.17%

Alphabet, Inc. Class A*	7,121	8,381
Facebook, Inc. Class A*	25,996	4,333
Total		12,714

Machinery 3.22%

Cummins, Inc.	56,900	8,983
Stanley Black & Decker, Inc.	72,375	9,855
Total		18,838

Media 0.47%

Interpublic Group of Cos., Inc. (The)	65,209	1,370
Omnicom Group, Inc.	18,890	1,379
Total		2,749

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO March 31, 2019

Investments	Shares	Fair Value (000)
Metals & Mining 1.56%

Nucor Corp.	101,972	$5,950
Steel Dynamics, Inc.	90,836	3,204
Total		9,154

Multi-Line Retail 0.74%

Dollar Tree, Inc.*	41,039	4,311

Oil, Gas & Consumable Fuels 8.50%

Chevron Corp.	102,801	12,663
Marathon Petroleum Corp.	168,613	10,092
Noble Energy, Inc.	371,727	9,193
Royal Dutch Shell plc Class A ADR	146,036	9,140
Suncor Energy, Inc. (Canada)(b)	268,158	8,696
Total		49,784

Personal Products 1.10%

Unilever NV Registered Shares (United Kingdom)(b)	110,060	6,415

Pharmaceuticals 12.02%

Allergan plc	44,461	6,509
Jazz Pharmaceuticals plc (Ireland)*(b)	20,680	2,956
Johnson & Johnson	162,791	22,757
Merck & Co., Inc.	231,807	19,279
Novartis AG ADR	38,076	3,661
Pfizer, Inc.	358,762	15,237
Total		70,399

Real Estate Investment Trusts 0.99%

Simon Property Group, Inc.	31,725	5,781

Semiconductors & Semiconductor Equipment 1.94%

Intel Corp.	211,514	11,358

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO March 31, 2019

Investments	Shares	Fair Value (000)
Software 3.77%

Microsoft Corp.	98,693	$11,640
Oracle Corp.	193,738	10,406
Total		22,046

Specialty Retail 2.78%

Foot Locker, Inc.	111,491	6,757
TJX Cos., Inc. (The)	179,180	9,534
Total		16,291

Technology Hardware, Storage & Peripherals 3.01%

Apple, Inc.	52,000	9,877
HP, Inc.	397,841	7,730
Total		17,607

Tobacco 1.16%

Philip Morris International, Inc.	77,029	6,809

Trading Companies & Distributors 0.78%

MSC Industrial Direct Co., Inc. Class A	54,939	4,544
Total Common Stocks (cost $542,273,923)		577,067

	Principal Amount (000)
SHORT-TERM INVESTMENT 1.51%

Repurchase Agreement

Repurchase Agreement dated 3/29/2019, 1.45% due 4/1/2019 with Fixed Income Clearing Corp. collateralized by $8,830,000 of U.S. Treasury Note at 2.50% due 3/31/2023; value: $9,042,282; proceeds: $8,861,588 (cost $8,860,517)	$8,861	8,861
Total Investments in Securities 100.07% (cost $551,134,440)		585,928
Liabilities in Excess of Cash and Other Assets (0.07)%		(431)
Net Assets 100.00%		$585,497

GBP	British pound.
ADR	American Depositary Receipt.

*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO March 31, 2019

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks
Banks	$84,116	$6,697	$—	$90,813
Remaining Industries	486,254	—	—	486,254
Short-Term Investment
Repurchase Agreement	—	8,861	—	8,861
Total	$570,370	$15,558	$—	$585,928

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended March 31, 2019.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO March 31, 2019

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.51%

Aerospace & Defense 1.86%

TransDigm Group, Inc.*	5,098	$2,314

Air Freight & Logistics 0.94%

Expeditors International of Washington, Inc.	15,473	1,174

Banks 0.68%

First Republic Bank	8,449	849

Beverages 1.46%

Brown-Forman Corp. Class B	34,313	1,811

Biotechnology 3.40%

Amarin Corp. plc ADR*	14,120	293
AnaptysBio, Inc.*	5,541	405
BioMarin Pharmaceutical, Inc.*	14,429	1,282
Exact Sciences Corp.*	3,832	332
Myovant Sciences Ltd. (United Kingdom)*(a)	30,785	735
Neurocrine Biosciences, Inc.*	7,743	682
Sarepta Therapeutics, Inc.*	4,211	502
Total		4,231

Building Products 1.47%

Allegion plc (Ireland)(a)	20,115	1,825

Capital Markets 4.31%

E*TRADE Financial Corp.	23,910	1,110
MarketAxess Holdings, Inc.	4,498	1,107
Moody’s Corp.	10,459	1,894
MSCI, Inc.	6,338	1,260
Total		5,371

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO March 31, 2019

Investments	Shares	Fair Value (000)
Chemicals 1.67%

Ashland Global Holdings, Inc.	9,976	$780
Axalta Coating Systems Ltd.*	22,388	564
FMC Corp.	9,571	735
Total		2,079

Commercial Services & Supplies 1.81%

Cintas Corp.	5,290	1,069
Healthcare Services Group, Inc.	36,059	1,190
Total		2,259

Construction Materials 1.54%

Vulcan Materials Co.	16,154	1,913

Consumer Finance 0.74%

SLM Corp.	93,281	924

Containers & Packaging 1.39%

Avery Dennison Corp.	15,299	1,729

Diversified Consumer Services 0.87%

Service Corp. International	26,846	1,078

Electrical Equipment 2.38%

AMETEK, Inc.	20,475	1,699
Hubbell, Inc.	10,748	1,268
Total		2,967

Electronic Equipment, Instruments & Components 1.54%

Keysight Technologies, Inc.*	11,429	997
Trimble, Inc.*	22,630	914
Total		1,911

Equity Real Estate Investment Trusts 1.79%

SBA Communications Corp.*	11,166	2,229

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO March 31, 2019

Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies 5.06%

ABIOMED, Inc.*	2,203	$629
Align Technology, Inc.*	4,597	1,307
Edwards Lifesciences Corp.*	12,438	2,380
Insulet Corp.*	3,673	350
Teleflex, Inc.	5,425	1,639
Total		6,305

Health Care Providers & Services 1.79%

Centene Corp.*	31,096	1,651
Guardant Health, Inc.*	7,572	581
Total		2,232

Hotels, Restaurants & Leisure 3.99%

Aramark	50,701	1,498
Chipotle Mexican Grill, Inc.*	1,120	795
Hilton Worldwide Holdings, Inc.	7,290	606
Norwegian Cruise Line Holdings Ltd.*	19,033	1,046
Vail Resorts, Inc.	4,679	1,017
Total		4,962

Household Products 1.33%

Church & Dwight Co., Inc.	23,264	1,657

Industrial Conglomerates 1.63%

Roper Technologies, Inc.	5,922	2,025

Information Technology Services 11.06%

DXC Technology Co.	13,777	886
Euronet Worldwide, Inc.*	9,657	1,377
Fidelity National Information Services, Inc.	18,463	2,088
FleetCor Technologies, Inc.*	7,304	1,801
Global Payments, Inc.	18,775	2,563
GoDaddy, Inc. Class A*	19,962	1,501
Square, Inc. Class A*	3,599	270
Total System Services, Inc.	14,701	1,397
Worldpay, Inc. Class A*	16,636	1,888
Total		13,771

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO March 31, 2019

Investments	Shares	Fair Value (000)
Insurance 1.69%

Goosehead Insurance, Inc. Class A	31,120	$868
RenaissanceRe Holdings Ltd.	8,635	1,239
Total		2,107

Interactive Media & Services 1.88%

IAC/InterActiveCorp.*	8,584	1,803
Twitter, Inc.*	16,352	538
Total		2,341

Internet & Direct Marketing Retail 0.41%

GrubHub, Inc.*	7,368	512

Life Sciences Tools & Services 3.28%

Agilent Technologies, Inc.	13,991	1,125
Charles River Laboratories International, Inc.*	7,752	1,126
Illumina, Inc.*	1,780	553
Mettler-Toledo International, Inc.*	1,768	1,278
Total		4,082

Machinery 4.28%

Fortive Corp.	26,455	2,219
IDEX Corp.	10,880	1,651
Stanley Black & Decker, Inc.	10,711	1,459
Total		5,329

Multi-Line Retail 2.84%

Dollar General Corp.	18,344	2,188
Dollar Tree, Inc.*	12,822	1,347
Total		3,535

Oil, Gas & Consumable Fuels 1.09%

Cimarex Energy Co.	11,294	790
Parsley Energy, Inc. Class A*	29,396	567
Total		1,357

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO March 31, 2019

Investments	Shares	Fair Value (000)
Pharmaceuticals 1.67%

Elanco Animal Health, Inc.*	18,935	$607
Zoetis, Inc.	14,589	1,469
Total		2,076

Professional Services 1.21%

CoStar Group, Inc.*	3,234	1,508

Road & Rail 1.89%

Genesee & Wyoming, Inc. Class A*	12,024	1,048
J.B. Hunt Transport Services, Inc.	10,797	1,093
Lyft, Inc. Class A*	2,641	207
Total		2,348

Semiconductors & Semiconductor Equipment 6.53%

Advanced Micro Devices, Inc.*	36,203	924
Analog Devices, Inc.	13,718	1,444
Lam Research Corp.	8,063	1,443
Marvell Technology Group Ltd.	27,720	551
Microchip Technology, Inc.	9,070	753
Skyworks Solutions, Inc.	9,084	749
Universal Display Corp.	4,728	723
Xilinx, Inc.	12,126	1,538
Total		8,125

Software 11.91%

Anaplan, Inc.*	15,453	608
New Relic, Inc.*	9,606	948
Palo Alto Networks, Inc.*	8,071	1,960
PTC, Inc.*	6,605	609
Red Hat, Inc.*	10,691	1,953
RingCentral, Inc. Class A*	16,468	1,775
ServiceNow, Inc.*	14,844	3,659
Splunk, Inc.*	16,644	2,074
Ultimate Software Group, Inc. (The)*	3,767	1,244
Total		14,830

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO March 31, 2019

Investments	Shares	Fair Value (000)
Specialty Retail 6.36%

Burlington Stores, Inc.*	14,064	$2,204
O’Reilly Automotive, Inc.*	6,137	2,383
Tractor Supply Co.	14,805	1,447
Ulta Salon, Cosmetics & Fragrance, Inc.*	5,404	1,884
Total		7,918

Technology Hardware, Storage & Peripherals 0.89%

NetApp, Inc.	16,020	1,111

Textiles, Apparel & Luxury Goods 0.87%

Carter’s, Inc.	10,772	1,086
Total Common Stocks (cost $107,391,659)		123,881

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.89%

Repurchase Agreement

Repurchase Agreement dated 3/29/2019, 1.45% due 4/1/2019 with Fixed Income Clearing Corp. collateralized by $1,115,000 of U.S. Treasury Note at 2.75% due 8/15/2021; value: $1,132,158; proceeds: $1,107,211 (cost $1,107,077)	$1,107	1,107
Total Investments in Securities 100.40% (cost $108,498,736)		124,988
Liabilities in Excess of Other Assets (0.40)%		(494)
Net Assets 100.00%		$124,494

ADR	American Depositary Receipt.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO March 31, 2019

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$123,881	$—	$—	$123,881
Short-Term Investment
Repurchase Agreement	—	1,107	—	1,107
Total	$123,881	$1,107	$—	$124,988

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended March 31, 2019.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL EQUITY PORTFOLIO March 31, 2019

Investments	Shares	U.S. $ Fair Value (000)
COMMON STOCKS 98.28%

Australia 2.84%

Banks 1.02%
Westpac Banking Corp.	34,472	$635
Metals & Mining 1.82%
BHP Group Ltd.	41,332	1,130
Total Australia		1,765

Belgium 0.74%

Banks
KBC Group NV	6,587	460

Brazil 2.78%

Banks 1.88%
Banco do Brasil SA	31,200	388
Itau Unibanco Holding SA ADR	88,548	780
		1,168
Wireless Telecommunication Services 0.90%
TIM Participacoes SA	187,200	564
Total Brazil		1,732

Canada 3.68%

Aerospace & Defense 1.32%
CAE, Inc.	36,900	817
Entertainment 0.55%
Entertainment One Ltd.	58,875	343
Metals & Mining 1.02%
Lundin Mining Corp.	136,400	633
Oil, Gas & Consumable Fuels 0.79%
Suncor Energy, Inc.	15,200	493
Total Canada		2,286

China 6.10%

Insurance 1.27%
Ping An Insurance Group Co. of China Ltd. Class H	70,000	788
Interactive Media & Services 1.32%
Tencent Holdings Ltd.	17,900	823

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL EQUITY PORTFOLIO March 31, 2019

Investments	Shares	U.S. $ Fair Value (000)
China (continued)

Internet & Direct Marketing Retail 2.44%
Alibaba Group Holding Ltd. ADR *	8,316	$1,517
Oil, Gas & Consumable Fuels 0.54%
CNOOC Ltd.	180,000	335
Real Estate Management & Development 0.53%
Logan Property Holdings Co., Ltd.	198,000	329
Total China		3,792

Denmark 1.12%

Insurance
Tryg A/S	25,458	699

Finland 0.87%

Communications Equipment
Nokia OYJ	95,083	542

France 12.98%

Aerospace & Defense 1.02%
Safran SA	4,611	632
Beverages 1.50%
Pernod Ricard SA	4,321	776
Remy Cointreau SA	1,181	157
		933
Construction & Engineering 1.75%
Vinci SA	11,171	1,087
Diversified Telecommunication Services 0.82%
Orange SA	31,330	511
Entertainment 1.50%
Vivendi SA	32,267	935
Food Products 1.04%
Danone SA	8,417	648
Oil, Gas & Consumable Fuels 1.58%
Total SA	17,664	983
Personal Products 1.23%
L’Oreal SA	2,844	766
Pharmaceuticals 1.04%
Sanofi	7,312	646
Textiles, Apparel & Luxury Goods 1.50%
LVMH Moet Hennessy Louis Vuitton SE	2,535	934
Total France		8,075

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL EQUITY PORTFOLIO March 31, 2019

Investments	Shares	U.S. $ Fair Value (000)
Germany 8.67%

Auto Components 0.93%
Continental AG	3,833	$578
Automobiles 1.04%
Volkswagen AG	3,952	644
Biotechnology 0.45%
MorphoSys AG *	3,092	282
Chemicals 1.04%
Symrise AG	7,216	651
Industrial Conglomerates 0.59%
Rheinmetall AG	3,507	366
Insurance 1.70%
Allianz SE Registered Shares	4,745	1,057
Real Estate Management & Development 0.95%
Vonovia SE	11,442	594
Software 1.68%
SAP SE	9,029	1,044
Textiles, Apparel & Luxury Goods 0.29%
adidas AG	740	180
Total Germany		5,396

Hong Kong 5.58%

Auto Components 0.63%
Xinyi Glass Holdings Ltd.	342,000	393
Capital Markets 0.80%
Hong Kong Exchanges & Clearing Ltd.	14,200	496
Hotels, Restaurants & Leisure 0.80%
Galaxy Entertainment Group Ltd.	73,000	498
Insurance 2.54%
AIA Group Ltd.	158,000	1,580
Real Estate Management & Development 0.81%
Kerry Properties Ltd.	113,000	505
Total Hong Kong		3,472

India 2.96%

Banks
HDFC Bank Ltd. ADR	6,775	785
ICICI Bank Ltd. ADR	91,962	1,054
		1,839
Total India		1,839

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL EQUITY PORTFOLIO March 31, 2019

Investments	Shares	U.S. $ Fair Value (000)
Indonesia 2.78%

Banks
Bank Mandiri Persero Tbk PT	1,381,000	$725
Bank Rakyat Indonesia Persero Tbk PT	3,458,900	1,004
		1,729

Ireland 3.35%

Banks 0.58%
Bank of Ireland Group plc	60,850	363
Construction Materials 0.94%
CRH plc	18,945	587
Information Technology Services 0.85%
Accenture plc Class A	2,985	526
Life Sciences Tools & Services 0.98%
ICON plc*	4,460	609
Total Ireland		2,085

Israel 1.27%

Software
Nice Ltd. ADR *	6,466	792

Japan 11.89%

Automobiles 1.27%
Toyota Motor Corp.	13,400	789
Building Products 1.00%
Daikin Industries Ltd.	5,300	623
Chemicals 0.86%
Kansai Paint Co., Ltd.	28,000	535
Commercial Services & Supplies 0.98%
Secom Co. Ltd.	7,100	609
Construction & Engineering 1.10%
Taisei Corp.	14,700	684
Diversified Financial Services 0.51%
ORIX Corp.	22,300	320
Electrical Equipment 0.96%
Nidec Corp.	4,700	599
Health Care Equipment & Supplies 1.29%
Hoya Corp.	12,100	801

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL EQUITY PORTFOLIO March 31, 2019

Investments	Shares	U.S. $ Fair Value (000)
Japan (continued)

Household Durables 0.45%
Sony Corp.	6,600	$279
Machinery 0.78%
Komatsu Ltd.	20,900	487
Personal Products 1.14%
Shiseido Co., Ltd.	9,800	710
Specialty Retail 0.52%
Bic Camera, Inc.	30,600	322
Trading Companies & Distributors 1.03%
Mitsubishi Corp.	23,030	641
Total Japan		7,399

Luxembourg 0.60%

Real Estate Management & Development
Aroundtown SA	45,360	374

Netherlands 3.37%

Health Care Equipment & Supplies 0.77%
Koninklijke Philips NV	11,679	477
Oil, Gas & Consumable Fuels 1.65%
Royal Dutch Shell plc B Shares	32,417	1,025
Semiconductors & Semiconductor Equipment 0.95%
ASML Holding NV	2,587	486
ASML Holding NV Registered Shares	559	105
		591
Total Netherlands		2,093

New Zealand 0.68%

Diversified Telecommunication Services
Spark New Zealand Ltd.	164,292	426

Norway 0.25%

Banks
Sparebank 1 Oestlandet	16,294	156

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL EQUITY PORTFOLIO March 31, 2019

Investments	Shares	U.S. $ Fair Value (000)
Philippines 1.31%

Banks
Metropolitan Bank & Trust Co.	533,832	$813

Russia 1.11%

Oil, Gas & Consumable Fuels
LUKOIL PJSC ADR	7,684	689

Singapore 1.42%

Banks
United Overseas Bank Ltd.	47,400	884

South Korea 1.55%

Technology Hardware, Storage & Peripherals
Samsung Electronics Co., Ltd.	24,380	962

Sweden 2.52%

Banks 0.93%
Svenska Handelsbanken AB	54,975	580
Communications Equipment 1.00%
Telefonaktiebolaget LM Ericsson B Shares	67,503	622
Oil, Gas & Consumable Fuels 0.59%
Lundin Petroleum AB	10,834	367
Total Sweden		1,569

Switzerland 5.34%

Food Products 1.86%
Nestle SA Registered Shares	12,149	1,158
Insurance 1.49%
Swiss Life Holding AG Registered Shares	2,099	925
Pharmaceuticals 1.99%
Novartis AG Registered Shares	12,864	1,237
Total Switzerland		3,320

Taiwan 1.26%

Semiconductors & Semiconductor Equipment
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	19,142	784

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL EQUITY PORTFOLIO March 31, 2019

Investments	Shares	U.S. $ Fair Value (000)
United Kingdom 10.63%

Banks 0.91%
Royal Bank of Scotland Group plc	175,114	$564
Beverages 0.80%
Coca-Cola European Partners plc *	9,622	496
Metals & Mining 1.59%
Anglo American plc	37,061	991
Multi-Line Retail 0.55%
B&M European Value Retail SA	70,020	341
Multi-Utilities 1.01%
National Grid plc	56,697	629
Oil, Gas & Consumable Fuels 1.38%
BP plc	118,483	860
Paper & Forest Products 0.91%
Mondi plc	25,724	570
Personal Products 1.36%
Unilever NV CVA	14,496	845
Pharmaceuticals 1.88%
AstraZeneca plc	14,653	1,170
Trading Companies & Distributors 0.24%
Ashtead Group plc	6,115	148
Total United Kingdom		6,614

United States 0.63%

Insurance
Axis Capital Holdings Ltd.	7,203	395
Total Common Stocks (cost $58,240,538)		61,142

	Principal Amount (000)
SHORT-TERM INVESTMENT 1.94%

Repurchase Agreement

Repurchase Agreement dated 3/29/2019, 1.45% due 4/1/2019 with Fixed Income Clearing Corp. collateralized by $1,215,000 of U.S. Treasury Note at 2.75% due 8/15/2021; value: $1,233,696; proceeds: $1,209,644 (cost $1,209,498)	$1,210	1,210
Total Investments in Securities 100.22% (cost $59,450,036)		62,352
Liabilities in Excess of Cash, Foreign Cash and Other Assets (0.22)%		(136)
Net Assets 100.00%		$62,216

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL EQUITY PORTFOLIO March 31, 2019

ADR	American Depositary Receipt.
CVA	Company Voluntary Arrangement.

*	Non-income producing security.

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Long-Term Investments
Common Stocks
Australia	$—	$1,765	$—	$1,765
Belgium	—	460	—	460
Brazil(3)	1,732	—	—	1,732
Canada	1,943	343	—	2,286
China	1,517	2,275	—	3,792
Denmark	—	699	—	699
Finland	—	542	—	542
France	157	7,918	—	8,075
Germany	—	5,396	—	5,396
Hong Kong	—	3,472	—	3,472
India	1,839	—	—	1,839
Indonesia	—	1,729	—	1,729
Ireland	1,135	950	—	2,085
Israel	792	—	—	792
Japan	—	7,399	—	7,399
Luxembourg	—	374	—	374
Netherlands	105	1,988	—	2,093
New Zealand	—	426	—	426
Norway	—	156	—	156
Philippines	—	813	—	813
Russia	—	689	—	689
Singapore	—	884	—	884
South Korea	—	962	—	962
Sweden	—	1,569	—	1,569
Switzerland	—	3,320	—	3,320
Taiwan	784	—	—	784
United Kingdom	—	6,614	—	6,614
United States	395	—	—	395
Short-Term Investment
Repurchase Agreement	—	1,210	—	1,210
Total	$10,399	$51,953	$—	$62,352

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	Securities in the amount of $571,831 were transferred from Level 2 to Level 1 as a result of utilizing the last sale or official closing price on the exchange or system on which the securities are principally traded on March 31, 2019.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO March 31, 2019

Investments	Shares	U.S. $ Fair Value (000)
Common Stocks 97.21%

Australia 2.89%

Auto Components 1.04%
GUD Holdings Ltd.	52,157	$443
Beverages 0.47%
Coca-Cola Amatil Ltd.	32,555	200
Diversified Financial Services 0.53%
IMF Bentham Ltd.	123,432	228
Electric: Utilities 0.85%
AusNet Services	288,660	364
Total Australia		1,235

Belgium 0.53%

Wireless Telecommunication Services
Orange Belgium SA	10,586	228

Canada 9.42%

Aerospace & Defense 1.60%
CAE, Inc.	30,700	680
Entertainment 2.16%
Entertainment One Ltd.	158,048	921
Metals & Mining 2.39%
Hudbay Minerals, Inc.	79,902	571
Lundin Mining Corp.	96,800	449
		1,020
Oil, Gas & Consumable Fuels 2.14%
Africa Oil Corp. *	199,375	167
Arrow Exploration Corp. *	25,683	7
Canacol Energy Ltd. *	65,400	222
Vermilion Energy, Inc.	21,000	518
Paper & Forest Products 1.10%
Interfor Corp. *	39,800	467
Software 0.03%
Lightspeed POS, Inc. *	900	14
Total Canada		4,016

Denmark 1.85%

Construction & Engineering 1.08%
FLSmidth & Co. A/S	10,642	460
Insurance 0.77%
Tryg A/S	11,979	329
Total Denmark		789

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO March 31, 2019

Investments	Shares	U.S. $ Fair Value (000)
Finland 1.28%

Health Care Providers & Services 0.49%
Terveystalo OYJ †	19,846	$210
Trading Companies & Distributors 0.79%
Cramo OYJ	17,098	336
Total Finland		546

France 3.27%

Construction Materials 0.44%
Vicat SA	3,940	190
Health Care Providers & Services 1.88%
Korian SA	19,840	803
Life Sciences Tools & Services 0.57%
Genfit *	10,052	241
Specialty Retail 0.38%
Maisons du Monde SA †	8,329	161
Total France		1,395

Germany 6.98%

Biotechnology 0.49%
MorphoSys AG *	2,286	209
Industrial Conglomerates 0.93%
Rheinmetall AG	3,804	397
Interactive Media & Services 1.02%
XING SE	1,261	436
Life Sciences Tools & Services 0.57%
Gerresheimer AG	3,244	244
Machinery 1.58%
Deutz AG	79,968	671
Real Estate Management & Development 2.39%
LEG Immobilien AG	3,826	470
PATRIZIA Immobilien AG	24,656	550
		1,020
Total Germany		2,977

Hong Kong 5.41%

Auto Components 1.55%
Xinyi Glass Holdings Ltd.	574,000	659
Consumer Finance 1.13%
Sun Hung Kai & Co., Ltd.	956,000	480
Hotels, Restaurants & Leisure 0.71%
Melco International Development Ltd.	129,000	303

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO March 31, 2019

Investments	Shares	U.S. $ Fair Value (000)
Hong Kong (continued)

Pharmaceuticals 0.93%
SSY Group Ltd.	426,000	$397
Semiconductors & Semiconductor Equipment 1.09%
ASM Pacific Technology Ltd.	41,800	467
Total Hong Kong		2,306

India 0.92%

Consumer Finance
Satin Creditcare Network Ltd. *	74,741	394

Indonesia 1.35%

Banks 0.94%
Bank Tabungan Negara Persero Tbk PT	2,328,600	401
Consumer Finance 0.41%
PT Clipan Finance Indonesia Tbk *	7,426,600	174
Total Indonesia		575

Ireland 6.17%

Beverages 1.72%
C&C Group plc	204,040	733
Equity Real Estate Investment Trusts 1.32%
Hibernia REIT plc	374,697	562
Health Care Providers & Services 1.07%
UDG Healthcare plc	61,761	455
Household Durables 1.78%
Cairn Homes plc *	139,833	224
Glenveagh Properties plc *†	541,671	537
		761
Information Technology Services 0.28%
Keywords Studios plc	7,998	121
Total Ireland		2,632

Israel 0.78%

Food Products
Strauss Group Ltd.	13,948	335

Italy 4.20%

Auto Components 0.74%
Brembo SpA	27,951	317
Capital Markets 0.92%
Anima Holding SpA †	96,340	394

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO March 31, 2019

Investments	Shares	U.S. $ Fair Value (000)
Italy (continued)

Construction Materials 1.34%
Buzzi Unicem SpA	27,897	$572
Diversified Financial Services 0.69%
doBank SpA †	21,926	294
Textiles, Apparel & Luxury Goods 0.51%
Brunello Cucinelli SpA	6,251	215
Total Italy		1,792

Japan 21.81%

Chemicals 0.91%
Kansai Paint Co., Ltd.	20,400	390
Construction & Engineering 1.35%
SHO-BOND Holdings Co., Ltd.	8,600	575
Containers & Packaging 0.73%
Fuji Seal International, Inc.	8,600	312
Distributors 1.18%
PALTAC Corp.	9,200	502
Diversified Financial Services 1.13%
Aruhi Corp.	24,100	481
Electronic Equipment, Instruments & Components 3.22%
Azbil Corp.	25,700	603
Hitachi High-Technologies Corp.	12,100	497
Topcon Corp.	23,300	276
		1,376
Entertainment 0.74%
Capcom Co., Ltd.	14,100	316
Equity Real Estate Investment Trusts 1.62%
GLP J-REIT	644	690
Food Products 1.37%
Nichirei Corp.	23,700	585
Health Care Providers & Services 0.61%
Japan Lifeline Co., Ltd.	15,700	260
Hotels, Restaurants & Leisure 0.50%
HIS Co., Ltd.	5,800	214
Information Technology Services 1.05%
NS Solutions Corp.	16,500	446
Machinery 1.85%
CKD Corp.	42,400	384
DMG Mori Co., Ltd.	32,500	404
		788
Professional Services 1.67%
TechnoPro Holdings, Inc.	11,900	713
Real Estate Management & Development 1.31%
Kenedix, Inc.	111,700	560

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO March 31, 2019

Investments	Shares	U.S. $ Fair Value (000)
Japan (continued)

Specialty Retail 1.53%
Bic Camera, Inc.	28,900	$304
United Arrows Ltd.	10,000	348
		652
Wireless Telecommunication Services 1.04%
Okinawa Cellular Telephone Co.	13,900	442
Total Japan		9,302

Luxembourg 1.32%

Multi-Line Retail 1.25%
B&M European Value Retail SA	109,666	534
Real Estate Management & Development 0.07%
Aroundtown SA	3,393	28
Total Luxembourg		562

Netherlands 3.98%

Air Freight & Logistics 0.62%
PostNL NV	103,413	265
Hotels, Restaurants & Leisure 1.12%
Basic-Fit NV *†	14,150	476
Insurance 1.15%
ASR Nederland NV	11,742	489
Machinery 1.09%
Aalberts Industries NV	13,473	466
Total Netherlands		1,696

Philippines 2.72%

Industrial Conglomerates 1.56%
Alliance Global Group, Inc.	2,166,500	667
Real Estate Management & Development 1.16%
Filinvest Land, Inc.	17,052,500	494
Total Philippines		1,161

Portugal 1.07%

Multi-Utilities
REN—Redes Energeticas Nacionais SGPS SA	159,458	455

South Korea 0.53%

Food & Staples Retailing
GS Retail Co., Ltd.	6,494	224

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO March 31, 2019

Investments	Shares	U.S. $ Fair Value (000)
Spain 3.89%

Food Products 1.09%
Ebro Foods SA	21,738	$465
Household Durables 0.44%
Neinor Homes SA *†	15,544	187
Professional Services 1.26%
Applus Services SA	45,045	538
Real Estate Management & Development 1.10%
Aedas Homes SAU *†	18,331	467
Total Spain		1,657

Sweden 3.35%

Commercial Services & Supplies 2.66%
Bravida Holding AB †	76,487	675
Loomis AB Class B	13,260	457
		1,132
Food & Staples Retailing 0.69%
Axfood AB	15,822	295
Total Sweden		1,427

Switzerland 1.10%

Containers & Packaging
SIG Combibloc Group AG *	45,752	469

Taiwan 0.50%

Semiconductors & Semiconductor Equipment
Realtek Semiconductor Corp.	36,000	213

United Kingdom 8.02%

Aerospace & Defense 0.98%
Senior plc	146,435	416
Beverages 2.22%
Britvic plc	76,189	946
Capital Markets 0.86%
Man Group plc	206,903	367
Consumer Finance 1.33%
Arrow Global Group plc	199,674	567
Electronic Equipment, Instruments & Components 0.09%
accesso Technology Group plc *	3,501	39
Machinery 0.81%
Concentric AB	21,892	346
Media 0.47%
Huntsworth plc	180,605	202

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO March 31, 2019

Investments	Shares	U.S. $ Fair Value (000)
United Kingdom (continued)

Pharmaceuticals 1.26%
Dechra Pharmaceuticals plc	15,315	$539
Total United Kingdom		3,422

United States 2.50%

Exchange- Traded Funds 1.51%
VanEck Vectors Junior Gold Miners	20,240	642
Insurance 0.99%
Axis Capital Holdings Ltd.	7,722	423
Total United States		1,065

Vietnam 1.37%

Closed-Ended Fund
VinaCapital Vietnam Opportunity Fund Ltd.	134,290	584
Total Common Stocks (cost $43,542,398)		41,457

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.91%

Repurchase Agreement

Repurchase Agreement dated 3/29/2019, 1.45% due 4/1/2019 with Fixed Income Clearing Corp. collateralized by $390,000 of U.S. Treasury Note at 2.50% due 3/31/2023; value: $399,376; proceeds: $388,406 (cost $388,359)	$388	388
Total Investments in Securities 98.12% (cost $43,930,757)		41,845
Foreign Cash and Other Assets in Excess of Liabilities 1.88%		803
Net Assets 100.00%		$42,648

REIT	Real Estate Investment Trust

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO March 31, 2019

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Long-Term Investments
Common Stocks
Australia	$—	$1,235	$—	$1,235
Belgium	228	—	—	228
Canada	2,928	1,088	—	4,016
Denmark	—	789	—	789
Finland	546	—	—	546
France	241	1,154	—	1,395
Germany	436	2,541	—	2,977
Hong Kong	—	2,306	—	2,306
India	—	394	—	394
Indonesia	174	401	—	575
Ireland	1,323	1,309	—	2,632
Israel	—	335	—	335
Italy	—	1,792	—	1,792
Japan	690	8,612	—	9,302
Luxembourg	—	562	—	562
Netherlands	476	1,220	—	1,696
Philippines	494	667	—	1,161
Portugal	—	455	—	455
South Korea	—	224	—	224
Spain	—	1,657	—	1,657
Sweden	—	1,427	—	1,427
Switzerland	—	469	—	469
Taiwan	—	213	—	213
United Kingdom	1,154	2,268	—	3,422
United States	1,065	—	—	1,065
Vietnam	584	—	—	584
Short-Term Investment
Repurchase Agreement	—	388	—	388
Total	$10,339	$31,506	$—	$41,845

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended March 31, 2019.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO March 31, 2019

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.99%

Aerospace & Defense 2.68%

Huntington Ingalls Industries, Inc.	16,500	$3,419
Textron, Inc.	73,868	3,742
Total		7,161

Airlines 1.18%

Alaska Air Group, Inc.	56,415	3,166

Auto Components 1.44%

Lear Corp.	28,400	3,854

Banks 8.80%

CIT Group, Inc.	81,754	3,922
Citizens Financial Group, Inc.	144,000	4,680
East West Bancorp, Inc.	50,400	2,418
First Horizon National Corp.	172,200	2,407
KeyCorp	349,100	5,498
Signature Bank	13,816	1,769
Sterling Bancorp	149,962	2,794
Total		23,488

Beverages 2.81%

Coca-Cola European Partners plc (United Kingdom)*(a)	74,959	3,878
Cott Corp.	247,700	3,619
Total		7,497

Building Products 1.58%

Masco Corp.	107,255	4,216

Capital Markets 1.99%

BrightSphere Investment Group plc (United Kingdom)(a)	143,230	1,942
E*TRADE Financial Corp.	72,900	3,385
Total		5,327

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO March 31, 2019

Investments	Shares	Fair Value (000)
Chemicals 2.04%

Ashland Global Holdings, Inc.	17,393	$1,359
Eastman Chemical Co.	29,217	2,217
FMC Corp.	24,311	1,867
Total		5,443

Communications Equipment 0.94%

F5 Networks, Inc.*	16,017	2,514

Construction & Engineering 1.53%

EMCOR Group, Inc.	56,082	4,098

Containers & Packaging 1.49%

Graphic Packaging Holding Co.	248,436	3,138
Packaging Corp. of America	8,402	835
Total		3,973

Electric: Utilities 6.39%

Edison International	78,900	4,886
Entergy Corp.	26,939	2,576
Evergy, Inc.	55,444	3,219
FirstEnergy Corp.	153,555	6,389
Total		17,070

Electrical Equipment 2.86%

AMETEK, Inc.	35,401	2,937
Hubbell, Inc.	39,839	4,700
Total		7,637

Electronic Equipment, Instruments & Components 3.78%

Avnet, Inc.	93,117	4,039
Flex Ltd.*	175,500	1,755
Keysight Technologies, Inc.*	49,326	4,301
Total		10,095

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO March 31, 2019

Investments	Shares	Fair Value (000)
Energy Equipment & Services 0.96%

National Oilwell Varco, Inc.	96,300	$2,565

Equity Real Estate Investment Trusts 9.01%

Alexandria Real Estate Equities, Inc.	33,306	4,748
Camden Property Trust	35,500	3,603
Duke Realty Corp.	132,401	4,049
Healthcare Trust of America, Inc. Class A	119,840	3,426
Highwoods Properties, Inc.	51,100	2,390
UDR, Inc.	98,014	4,456
Weingarten Realty Investors	47,620	1,399
Total		24,071

Food Products 1.98%

Conagra Brands, Inc.	89,674	2,488
TreeHouse Foods, Inc.*	43,225	2,790
Total		5,278

Health Care Equipment & Supplies 2.66%

Hill-Rom Holdings, Inc.	28,181	2,983
Zimmer Biomet Holdings, Inc.	32,200	4,112
Total		7,095

Health Care Providers & Services 2.91%

Centene Corp.*	48,432	2,572
Encompass Health Corp.	43,074	2,515
Laboratory Corp. of America Holdings*	8,670	1,326
Quest Diagnostics, Inc.	15,121	1,360
Total		7,773

Hotels, Restaurants & Leisure 1.04%

Aramark	93,700	2,769

Household Durables 0.53%

Mohawk Industries, Inc.*	11,200	1,413

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO March 31, 2019

Investments	Shares	Fair Value (000)
Industrial Conglomerates 1.02%

Carlisle Cos., Inc.	22,323	$2,737

Information Technology Services 3.11%

Conduent, Inc.*	290,303	4,015
Western Union Co. (The)	232,859	4,301
Total		8,316

Insurance 8.26%

Argo Group International Holdings Ltd.	48,832	3,450
Axis Capital Holdings Ltd.	70,900	3,884
Hanover Insurance Group, Inc. (The)	32,248	3,682
Hartford Financial Services Group, Inc. (The)	88,486	4,400
Lincoln National Corp.	52,200	3,064
RenaissanceRe Holdings Ltd.	24,897	3,573
Total		22,053

Life Sciences Tools & Services 1.54%

PerkinElmer, Inc.	42,600	4,105

Machinery 4.99%

Cummins, Inc.	26,200	4,136
ITT, Inc.	47,727	2,768
Parker-Hannifin Corp.	11,869	2,037
Stanley Black & Decker, Inc.	32,270	4,395
Total		13,336

Media 1.69%

Cable One, Inc.	2,000	1,963
Interpublic Group of Cos., Inc. (The)	58,123	1,221
Omnicom Group, Inc.	18,200	1,328
Total		4,512

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO March 31, 2019

Investments	Shares		Fair Value (000)
Metals & Mining 2.75%

Lundin Mining Corp.(b)	CAD	779,489	$3,617
Nucor Corp.		34,400	2,007
Steel Dynamics, Inc.		48,800	1,721
Total			7,345

Multi-Line Retail 1.53%

Dollar Tree, Inc.*		38,853	4,081

Multi-Utilities 0.67%

CMS Energy Corp.		32,025	1,779

Oil, Gas & Consumable Fuels 6.46%

Concho Resources, Inc.		29,600	3,284
Hess Corp.		33,400	2,012
Marathon Petroleum Corp.		62,278	3,727
Noble Energy, Inc.		181,544	4,490
ONEOK, Inc.		53,446	3,733
Total			17,246

Pharmaceuticals 1.26%

Jazz Pharmaceuticals plc (Ireland)*(a)		10,900	1,558
Mylan NV*		63,365	1,796
Total			3,354

Semiconductors & Semiconductor Equipment 1.13%

Qorvo, Inc.*		42,178	3,025

Specialty Retail 3.04%

Advance Auto Parts, Inc.		21,900	3,734
Foot Locker, Inc.		72,225	4,377
Total			8,111

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO March 31, 2019

Investments	Shares	Fair Value (000)
Technology Hardware, Storage & Peripherals 1.07%

NetApp, Inc.	41,262	$2,861

Textiles, Apparel & Luxury Goods 0.85%

Tapestry, Inc.	69,600	2,261

Trading Companies & Distributors 1.02%

MSC Industrial Direct Co., Inc. Class A	32,869	2,719
Total Common Stocks (cost $251,410,775)		264,344

	Principal Amount (000)
SHORT-TERM INVESTMENT 1.30%

Repurchase Agreement

Repurchase Agreement dated 3/29/2019, 1.45% due 4/1/2019 with Fixed Income Clearing Corp. collateralized by $3,445,000 of U.S. Treasury Note at 2.50% due 3/31/2023 value: $3,527,821; proceeds: $3,456,063 (cost $3,455,646)	$3,456	3,456
Total Investments in Securities 100.29% (cost $254,866,421)		267,800
Liabilities in Excess of Foreign Cash and Other Assets (0.29)%		(763)
Net Assets 100.00%		$267,037

CAD	Canadian dollar.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO March 31, 2019

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$264,344	$—	$—	$264,344
Short-Term Investment
Repurchase Agreement	—	3,456	—	3,456
Total	$264,344	$3,456	$—	$267,800

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended March 31, 2019.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 94.36%

ASSET-BACKED SECURITIES 26.37%

Automobiles 9.26%

ACC Trust 2018-1 A†	3.70%	12/21/2020	$40	$40,092
American Credit Acceptance Receivables Trust 2015-3 C†	4.84%	10/12/2021	43	42,537
AmeriCredit Automobile Receivables Trust 2016-1 D	3.59%	2/8/2022	56	56,522
AmeriCredit Automobile Receivables Trust 2016-3 A3	1.46%	5/10/2021	11	11,222
AmeriCredit Automobile Receivables Trust 2016-3 B	1.80%	10/8/2021	31	30,822
AmeriCredit Automobile Receivables Trust 2017-2 B	2.40%	5/18/2022	43	42,804
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%	3/20/2023	64	64,203
AmeriCredit Automobile Receivables Trust 2017-3 A2A	1.69%	12/18/2020	7	6,965
AmeriCredit Automobile Receivables Trust 2017-3 B	2.24%	6/19/2023	29	28,793
AmeriCredit Automobile Receivables Trust 2017-4 A2A	1.83%	5/18/2021	15	15,106
AmeriCredit Automobile Receivables Trust 2017-4 A3	2.04%	7/18/2022	97	96,419
AmeriCredit Automobile Receivables Trust 2017-4 B	2.36%	12/19/2022	42	41,690
Bank of The West Auto Trust 2017-1 A3†	2.11%	1/15/2023	100	99,240
Bank of The West Auto Trust 2017-1 A4†	2.33%	9/15/2023	100	98,595
California Republic Auto Receivables Trust 2015-3 A4	2.13%	5/17/2021	6	5,845
California Republic Auto Receivables Trust 2015-4 A4†	2.58%	6/15/2021	105	104,884
California Republic Auto Receivables Trust 2015-4 B†	3.73%	11/15/2021	12	12,049
California Republic Auto Receivables Trust 2016-1 A4	2.24%	10/15/2021	37	37,137
California Republic Auto Receivables Trust 2016-1 B	3.43%	2/15/2022	335	335,999
California Republic Auto Receivables Trust 2016-2 A4	1.83%	12/15/2021	12	11,734
California Republic Auto Receivables Trust 2018-1 A2	2.86%	3/15/2021	264	263,987
California Republic Auto Receivables Trust 2018-1 A3	3.14%	8/15/2022	97	97,494
Capital Auto Receivables Asset Trust 2015-2 C	2.67%	8/20/2020	82	82,453
Capital Auto Receivables Asset Trust 2015-3 B	2.43%	9/21/2020	7	6,554
Capital Auto Receivables Asset Trust 2015-3 C	2.90%	12/21/2020	10	10,002
Capital Auto Receivables Asset Trust 2015-3 D	3.34%	3/22/2021	9	9,022
Capital Auto Receivables Asset Trust 2016-1 A4	1.98%	10/20/2020	7	7,300
Capital Auto Receivables Asset Trust 2016-1 B	2.67%	12/21/2020	12	11,990
Capital Auto Receivables Asset Trust 2016-2 A4	1.63%	1/20/2021	20	20,265
Capital Auto Receivables Asset Trust 2016-2 B	2.11%	3/22/2021	4	3,979
Capital Auto Receivables Asset Trust 2017-1 A2†	1.76%	6/22/2020	1	1,021
Capital Auto Receivables Asset Trust 2017-1 A3†	2.02%	8/20/2021	28	27,888
Capital Auto Receivables Asset Trust 2017-1 A4†	2.22%	3/21/2022	17	16,871
Capital Auto Receivables Asset Trust 2018-2 A2†	3.02%	2/22/2021	188	188,293

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Automobiles (continued)

Capital Auto Receivables Asset Trust 2018-2 A3†	3.27%	6/20/2023	$80		$80,372
CarMax Auto Owner Trust 2016-3 A3	1.39%	5/17/2021	15		14,969
CarMax Auto Owner Trust 2016-3 A4	1.60%	1/18/2022	15		14,785
CarMax Auto Owner Trust 2016-4 A3	1.40%	8/15/2021	18		17,469
CarMax Auto Owner Trust 2016-4 A4	1.60%	6/15/2022	21		20,635
CarMax Auto Owner Trust 2017-3 A4	2.22%	11/15/2022	33		32,767
CarMax Auto Owner Trust 2017-4 A3	2.11%	10/17/2022	125		124,144
Chesapeake Funding II LLC 2016-1A A1†	2.11%	3/15/2028	31		31,099
Chesapeake Funding II LLC 2016-2A A1†	1.88%	6/15/2028	52		52,113
Chesapeake Funding II LLC 2017-2A A1†	1.99%	5/15/2029	59		58,300
Chesapeake Funding II LLC 2017-3A A1†	1.91%	8/15/2029	129		128,227
Chesapeake Funding II LLC 2017-4A A1†	2.12%	11/15/2029	167		165,696
Chrysler Capital Auto Receivables Trust 2015-BA B†	2.70%	12/15/2020	2		1,700
Chrysler Capital Auto Receivables Trust 2016-AA B†	2.88%	6/15/2022	11		11,000
CPS Auto Receivables Trust 2017-C B†	2.30%	7/15/2021	99		98,603
CPS Auto Receivables Trust 2018-B A†	2.72%	9/15/2021	50		49,822
CPS Auto Receivables Trust 2018-B B†	3.23%	7/15/2022	100		100,225
CPS Auto Receivables Trust 2018-B C†	3.58%	3/15/2023	100		100,792
CPS Auto Receivables Trust 2019-A C†	3.89%	12/16/2024	100		101,254
Drive Auto Receivables Trust 2015-BA D†	3.84%	7/15/2021	2		2,461
Drive Auto Receivables Trust 2015-BA E†	5.15%	8/15/2022	50		50,219
Drive Auto Receivables Trust 2015-DA C†	3.38%	11/15/2021	—	(a)	546
Drive Auto Receivables Trust 2015-DA D†	4.59%	1/17/2023	22		22,162
Drive Auto Receivables Trust 2016-BA C†	3.19%	7/15/2022	3		3,339
Drive Auto Receivables Trust 2016-BA D†	4.53%	8/15/2023	41		41,500
Drive Auto Receivables Trust 2016-CA C†	3.02%	11/15/2021	41		40,800
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	27		27,348
Drive Auto Receivables Trust 2017-2 C	2.75%	9/15/2023	35		35,192
Drive Auto Receivables Trust 2017-2 D	3.49%	9/15/2023	180		181,125
Drive Auto Receivables Trust 2017-BA C†	2.61%	8/16/2021	18		18,287
Drive Auto Receivables Trust 2017-BA D†	3.72%	10/17/2022	173		174,025
Drive Auto Receivables Trust 2018-3 B	3.37%	9/15/2022	49		49,150
Drive Auto Receivables Trust 2018-3 C	3.72%	9/16/2024	118		119,136
Drive Auto Receivables Trust 2018-4 B	3.36%	10/17/2022	58		58,180
Drive Auto Receivables Trust 2018-4 C	3.66%	11/15/2024	113		113,907
Drive Auto Receivables Trust 2018-4 D	4.09%	1/15/2026	34		34,607
Drive Auto Receivables Trust 2018-5 C	3.99%	1/15/2025	84		85,822
Drive Auto Receivables Trust 2019-2 B	3.17%	11/15/2023	39		39,188
Drive Auto Receivables Trust 2019-2 C	3.42%	6/16/2025	76		76,564
Drive Auto Receivables Trust 2019-2 D	3.69%	8/17/2026	44		44,408
Exeter Automobile Receivables Trust 2017-3A A†	2.05%	12/15/2021	14		14,325

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Automobiles (continued)

Exeter Automobile Receivables Trust 2017-3A B†	2.81%	9/15/2022	$50		$49,859
First Investors Auto Owner Trust 2017-1A A1†	1.69%	4/15/2021	—	(a)	196
First Investors Auto Owner Trust 2017-3A A1†	2.00%	3/15/2022	15		15,104
First Investors Auto Owner Trust 2018-1A B†	3.51%	5/15/2023	100		100,919
First Investors Auto Owner Trust 2018-2A C†	4.03%	1/15/2025	16		16,380
First Investors Auto Owner Trust 2018-2A D†	4.28%	1/15/2025	10		10,282
Flagship Credit Auto Trust 2016-2 A2†	3.05%	8/16/2021	19		18,892
Flagship Credit Auto Trust 2016-4 A2†	1.96%	2/16/2021	—	(a)	824
Flagship Credit Auto Trust 2017-3 A†	1.88%	10/15/2021	20		20,340
Flagship Credit Auto Trust 2017-3 B†	2.59%	7/15/2022	30		29,827
Flagship Credit Auto Trust 2017-4 A†	2.07%	4/15/2022	36		36,270
Flagship Credit Auto Trust 2018-3 A†	3.07%	2/15/2023	237		237,948
Flagship Credit Auto Trust 2019-1 A†	3.11%	8/15/2023	101		100,922
Ford Credit Auto Owner Trust 2015-1 A†	2.12%	7/15/2026	394		391,980
Ford Credit Auto Owner Trust 2016-2 A†	2.03%	12/15/2027	300		295,279
Ford Credit Auto Owner Trust 2017-2 A†	2.36%	3/15/2029	100		98,466
Ford Credit Auto Owner Trust 2018-2 A†	3.47%	1/15/2030	100		101,906
GM Financial Consumer Automobile Receivables Trust 2019-1 B	3.37%	8/16/2024	26		26,364
Hyundai Auto Receivables Trust 2016-B C	2.19%	11/15/2022	72		71,394
Nissan Auto Receivables Owner Trust 2016-B A3	1.32%	1/15/2021	10		9,973
Santander Drive Auto Receivables Trust 2015-3 C	2.74%	1/15/2021	1		1,494
Santander Drive Auto Receivables Trust 2015-4 C	2.97%	3/15/2021	19		19,030
Santander Drive Auto Receivables Trust 2015-5 D	3.65%	12/15/2021	22		22,110
Santander Drive Auto Receivables Trust 2016-1 D	4.02%	4/15/2022	264		266,658
Santander Drive Auto Receivables Trust 2017-1 D	3.17%	4/17/2023	14		14,018
Santander Drive Auto Receivables Trust 2017-2 D	3.49%	7/17/2023	88		88,494
Santander Drive Auto Receivables Trust 2017-3 C	2.76%	12/15/2022	20		19,971
Santander Drive Auto Receivables Trust 2018-3 A3	3.03%	2/15/2022	64		64,083
Santander Drive Auto Receivables Trust 2018-3 B	3.29%	10/17/2022	98		98,333
Santander Drive Auto Receivables Trust 2018-4 C	3.56%	7/15/2024	54		54,558
Santander Drive Auto Receivables Trust 2018-5 B	3.52%	12/15/2022	84		84,851
Santander Drive Auto Receivables Trust 2018-5 C	3.81%	12/16/2024	78		79,216
TCF Auto Receivables Owner Trust 2015-1A A4†	1.96%	11/16/2020	29		28,910
TCF Auto Receivables Owner Trust 2015-1A B†	2.49%	4/15/2021	29		28,988
TCF Auto Receivables Owner Trust 2015-1A D†	3.53%	3/15/2022	10		9,999
TCF Auto Receivables Owner Trust 2015-2A B†	3.00%	9/15/2021	6		5,999
TCF Auto Receivables Owner Trust 2015-2A C†	3.75%	12/15/2021	4		4,010
TCF Auto Receivables Owner Trust 2016-1A A4†	2.03%	2/15/2022	50		49,765
TCF Auto Receivables Owner Trust 2016-1A B†	2.32%	6/15/2022	33		32,657

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

TCF Auto Receivables Owner Trust 2016-PT1A A†	1.93%	6/15/2022	$30	$29,551
Toyota Auto Receivables Owner Trust 2016-A A3	1.25%	3/16/2020	3	3,188
Toyota Auto Receivables Owner Trust 2016-D A3	1.23%	10/15/2020	17	16,547
Westlake Automobile Receivables Trust 2016-2A C†	2.83%	5/17/2021	2	2,296
Westlake Automobile Receivables Trust 2017-1A B†	2.30%	10/17/2022	25	24,986
Westlake Automobile Receivables Trust 2017-2A A2A†	1.80%	7/15/2020	8	8,373
Westlake Automobile Receivables Trust 2017-2A B†	2.25%	12/15/2020	67	66,868
Westlake Automobile Receivables Trust 2018-3A A2A†	2.98%	1/18/2022	167	167,214
World Omni Auto Receivables Trust 2018-D A4	3.44%	12/16/2024	39	39,920
World Omni Select Auto Trust 2018-1A B†	3.68%	7/15/2023	17	17,294
World Omni Select Auto Trust 2018-1A D†	4.13%	1/15/2025	60	61,434
Total				7,409,980

Credit Cards 6.54%

American Express Credit Account Master Trust 2017-3 A	1.77%	11/15/2022	100	99,153
American Express Credit Account Master Trust 2017-6 A	2.04%	5/15/2023	167	165,870
American Express Credit Account Master Trust 2017-7 A	2.35%	5/15/2025	229	227,749
BA Credit Card Trust 2017-A2	1.84%	1/17/2023	140	138,641
Barclays Dryrock Issuance Trust 2016-1 A	1.52%	5/16/2022	100	99,665
Barclays Dryrock Issuance Trust 2017-1 A	2.814%(1 Mo. LIBOR + .33%)#	3/15/2023	320	320,516
Barclays Dryrock Issuance Trust 2017-2 A	2.784%(1 Mo. LIBOR + .30%)#	5/15/2023	221	221,316
Barclays Dryrock Issuance Trust 2018-1 A	2.814%(1 Mo. LIBOR + .33%)#	7/15/2024	100	99,825
Capital One Multi-Asset Execution Trust 2015-A3	2.884%(1 Mo. LIBOR + .40%)#	3/15/2023	50	50,183
Capital One Multi-Asset Execution Trust 2016-A4	1.33%	6/15/2022	28	27,869
Capital One Multi-Asset Execution Trust 2017-A1	2.00%	1/17/2023	114	113,366
Capital One Multi-Asset Execution Trust 2017-A4	1.99%	7/17/2023	235	233,100
Capital One Multi-Asset Execution Trust 2017-A6	2.29%	7/15/2025	133	131,930
Citibank Credit Card Issuance Trust 2014-A1	2.88%	1/23/2023	135	135,809
Citibank Credit Card Issuance Trust 2017-A3	1.92%	4/7/2022	200	198,651
Citibank Credit Card Issuance Trust 2017-A8	1.86%	8/8/2022	178	176,355
Discover Card Execution Note Trust 2015-A2 A	1.90%	10/17/2022	145	143,979
Discover Card Execution Note Trust 2015-A4	2.19%	4/17/2023	100	99,599
Discover Card Execution Note Trust 2017-A6	1.88%	2/15/2023	161	159,691
First National Master Note Trust 2017-2 A	2.924%(1 Mo. LIBOR + .44%)#	10/16/2023	172	172,221

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Credit Cards (continued)

Golden Credit Card Trust 2018-1A A†	2.62%	1/15/2023	$168	$167,816
Golden Credit Card Trust 2018-4A A†	3.44%	10/15/2025	151	154,982
Master Credit Card Trust 2019-1A B†	3.57%	7/21/2022	100	100,555
Master Credit Card Trust II Series 2018-1A A†	2.977%(1 Mo. LIBOR + .49%)#	7/21/2024	100	99,769
Synchrony Credit Card Master Note Trust 2015-1 A	2.37%	3/15/2023	24	23,934
Synchrony Credit Card Master Note Trust 2016-2 A	2.21%	5/15/2024	179	177,578
Synchrony Credit Card Master Note Trust 2016-2 B	2.55%	5/15/2024	100	99,451
Synchrony Credit Card Master Note Trust 2017-1 A	1.93%	6/15/2023	99	98,073
Synchrony Credit Card Master Note Trust 2017-1 B	2.19%	6/15/2023	202	200,357
Synchrony Credit Card Master Note Trust 2017-2 A	2.62%	10/15/2025	129	128,752
Synchrony Credit Card Master Note Trust 2017-2 B	2.82%	10/15/2025	100	99,062
Synchrony Credit Card Master Note Trust 2018-2 A	3.47%	5/15/2026	99	101,536
World Financial Network Credit Card Master Trust 2015-B A	2.55%	6/17/2024	49	48,868
World Financial Network Credit Card Master Trust 2016-A	2.03%	4/15/2025	134	131,919
World Financial Network Credit Card Master Trust 2017-A	2.12%	3/15/2024	150	148,969
World Financial Network Credit Card Master Trust 2017-B A	1.98%	6/15/2023	131	130,763
World Financial Network Credit Card Master Trust 2017-C A	2.31%	8/15/2024	56	55,609
World Financial Network Credit Card Master Trust 2018-C A	3.55%	8/15/2025	213	216,958
World Financial Network Credit Card Master Trust 2018-C M	3.95%	8/15/2025	36	36,717
Total				5,237,156

Other 10.57%

Access Point Funding I LLC 2017-A†	3.06%	4/15/2029	64	63,617
Ammc CLO 19 Ltd. 2016-19A A†	4.287%(3 Mo. LIBOR + 1.50%)#	10/15/2028	250	250,123
Arbor Realty Collateralized Loan Obligation Ltd. 2017-FL3 A†	3.474%(1 Mo. LIBOR + .99%)#	12/15/2027	100	99,645
Arbor Realty Commercial Real Estate Notes Ltd. 2018-FL1 A†	3.634%(1 Mo. LIBOR + 1.15%)#	6/15/2028	100	99,710
Ascentium Equipment Receivables Trust 2016-2A A3†	1.65%	5/10/2022	10	10,473
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%	6/10/2021	18	17,580
Ascentium Equipment Receivables Trust 2017-2A A2†	2.00%	5/11/2020	11	10,612

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Other (continued)

Avery Point V CLO Ltd. 2014-5A AR†	3.753%(3 Mo. LIBOR + .98%)#	7/17/2026		$194	$193,936
AXIS Equipment Finance Receivables VI LLC 2018-2A A2†	3.89%	7/20/2022		100	100,992
BDS Ltd. 2019-FL3 A†	3.884%(1 Mo. LIBOR + 1.40%)#	12/15/2035		100	100,391
BlueMountain CLO Ltd. 2012-2A AR2†	3.694%(3 Mo. LIBOR + 1.05%)#	11/20/2028		250	249,048
CNH Equipment Trust 2015-B A4	1.89%	4/15/2022		6	6,203
CNH Equipment Trust 2015-C A3	1.66%	11/16/2020		8	7,686
Conn’s Receivables Funding LLC 2018-A†	3.25%	1/15/2023		41	40,708
CoreVest American Finance Trust 2018-1 A	3.804%	6/15/2051		95	96,515
Dell Equipment Finance Trust 2017-1 A3†	2.14%	4/22/2022		49	49,344
Diamond Resorts Owner Trust 2015-2 A†	2.99%	5/22/2028		15	15,175
Diamond Resorts Owner Trust 2016-1 A†	3.08%	11/20/2028		25	24,581
Diamond Resorts Owner Trust 2018-1 A†	3.70%	1/21/2031		95	96,800
Diamond Resorts Owner Trust 2018-1 B†	4.19%	1/21/2031		77	78,556
DLL LLC 2018-1 A2†	2.81%	11/17/2020		72	71,852
DLL LLC 2018-1 A3†	3.10%	4/18/2022		182	182,980
DLL LLC 2018-1 A4†	3.27%	4/17/2026		109	110,567
DLL Securitization Trust 2017-A A2†	1.89%	7/15/2020		32	31,694
DLL Securitization Trust 2017-A A3†	2.14%	12/15/2021		100	99,314
DLL Securitization Trust 2017-A A4†	2.43%	11/17/2025		100	99,395
Dryden 30 Senior Loan Fund 2013-30A AR†	3.504%(3 Mo. LIBOR + .82%)#	11/15/2028		250	246,704
Engs Commercial Finance Trust 2016-1A A2†	2.63%	2/22/2022		31	31,412
Fairstone Financial Issuance Trust I 2019-1A A†(b)	3.948%	3/21/2033	CAD	150	113,354	(c)
Ford Credit Floorplan Master Owner Trust 2017-2 A1	2.16%	9/15/2022		$100	99,247
Ford Credit Floorplan Master Owner Trust A 2015-2 A1	1.98%	1/15/2022		23	22,857
FREED ABS TRUST 2018-2 A†	3.99%	10/20/2025		124	124,813
Greystone Commercial Real Estate Notes Ltd. 2017-FL1A A†	4.034%(1 Mo. LIBOR + 1.55%)#	3/15/2027		229	229,643
Greystone Commercial Real Estate Notes Ltd. 2017-FL1A B†	5.234%(1 Mo. LIBOR + 2.75%)#	3/15/2027		100	99,376
Greystone Commercial Real Estate Notes Ltd. 2018-HC1 A†	4.034%(1 Mo. LIBOR + 1.55%)#	9/15/2028		124	124,298
Greystone Commercial Real Estate Notes Ltd. 2018-HC1 AS†	4.634%(1 Mo. LIBOR + 2.15%)#	9/15/2028		38	38,097
Halcyon Loan Advisors Funding Ltd. 2015-2A AR†	3.851%(3 Mo. LIBOR + 1.08%)#	7/25/2027		250	248,648
KREF Ltd. 2018-FL1 A†	3.584%(1 Mo. LIBOR + 1.10%)#	6/15/2036		100	100,062

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

LCM XXIV Ltd. 24A A†	4.071%(3 Mo. LIBOR + 1.31	%)#	3/20/2030	$250	$249,843
LMREC Inc. 2019-CRE3 A†(d)	3.764%(1 Mo. LIBOR + 1.40	%)#	12/22/2035	183	183,000	(c)
Magnetite VII Ltd. 2012-7A A1R2†	3.587%(3 Mo. LIBOR + .80	%)#	1/15/2028	250	245,990
Mountain Hawk III CLO Ltd. 2014-3A AR†	3.98%(3 Mo. LIBOR + 1.20	%)#	4/18/2025	170	170,085
Mountain View Clo XIV Ltd. 2019-1A A1†	4.06%(3 Mo. LIBOR + 1.44	%)#	4/15/2029	250	250,245
MVW Owner Trust 2017-1A A†	2.42%		12/20/2034	63	61,728
Navient Student Loan Trust 2017-2A A†	3.536%(1 Mo. LIBOR + 1.05	%)#	12/27/2066	139	139,769
Navient Student Loan Trust 2018-1A A1†	2.676%(1 Mo. LIBOR + .19	%)#	3/25/2067	20	20,374
Nelnet Student Loan Trust 2015-2A A2†	3.086%(1 Mo. LIBOR + .60	%)#	9/25/2047	77	76,175
NextGear Floorplan Master Owner Trust 2016-2A A2†	2.19%		9/15/2021	100	99,651
NextGear Floorplan Master Owner Trust 2017-1A A2†	2.54%		4/18/2022	100	99,691
NextGear Floorplan Master Owner Trust 2018-2A A2†	3.69%		10/15/2023	100	101,852
NextGear Floorplan Master Owner Trust 2018-2A B†	4.01%		10/15/2023	100	101,560
Nissan Master Owner Trust Receivables 2016-A A2	1.54%		6/15/2021	35	34,909
Nissan Master Owner Trust Receivables 2017-B A	2.914%(1 Mo. LIBOR + .43	%)#	4/18/2022	78	78,141
OHA Loan Funding Ltd. 2015-1A AR†	4.094%(3 Mo. LIBOR + 1.41	%)#	8/15/2029	250	250,129
OneMain Financial Issuance Trust 2015-1A A†	3.19%		3/18/2026	6	6,347
OneMain Financial Issuance Trust 2018-2A A†	3.57%		3/14/2033	100	101,781
OneMain Financial Issuance Trust 2019-1A A†	3.48%		2/14/2031	151	152,525
OneMain Financial Issuance Trust 2019-1A B†	3.79%		2/14/2031	100	101,075
Orec Ltd. 2018-CRE1 A†	3.664%(1 Mo. LIBOR + 1.18	%)#	6/15/2036	136	136,088
OZLM VIII Ltd. 2014-8A A1RR†	3.625%(3 Mo. LIBOR + 1.17	%)#	10/17/2029	250	249,248
Palmer Square Loan Funding Ltd. 2018-5A A1†	3.32%(3 Mo. LIBOR + .85	%)#	1/20/2027	250	249,567
PFS Financing Corp. 2018-B A†	2.89%		2/15/2023	122	121,870
Ready Capital Mortgage Financing LLC 2018-FL2 A†	3.336%(1 Mo. LIBOR + .85	%)#	6/25/2035	68	67,753

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Other (continued)

Salem Fields CLO Ltd. 2016-2A A1R†	3.921%(3 Mo. LIBOR + 1.15	%)#	10/25/2028	$250		$249,209
SCF Equipment Leasing LLC 2017-2A A†	3.41%		12/20/2023	61		61,300
SCF Equipment Leasing LLC 2018-1A A2†	3.63%		10/20/2024	134		134,736
SLC Student Loan Trust 2008-1 A4A	4.211%(3 Mo. LIBOR + 1.60	%)#	12/15/2032	60		61,929
SoFi Professional Loan Program 2017-D A1FX†	1.72%		9/25/2040	23		22,929
SoFi Professional Loan Program LLC 2017-C A2A†	1.75%		7/25/2040	24		24,041
SoFi Professional Loan Program LLC 2017-E A2A†	1.86%		11/26/2040	64		63,154
SoFi Professional Loan Program LLC 2017-F A1FX†	2.05%		1/25/2041	50		49,228
THL Credit Wind River CLO Ltd. 2012-1A BR†	4.637%(3 Mo. LIBOR + 1.85	%)#	1/15/2026	250		250,096
Towd Point Asset Trust 2018-SL1 A†	3.09%(1 Mo. LIBOR + .60	%)#	1/25/2046	119		117,462
TPG Real Estate Finance Issuer Ltd. 2018-FL2 A†	3.614%(1 Mo. LIBOR + 1.13	%)#	11/15/2037	138		138,038
Wells Fargo Dealer Floorplan Master Note Trust 2015-2 A	3.138%(1 Mo. LIBOR + .65	%)#	1/20/2022	5		5,013
West CLO Ltd. 2014-2A A1AR†	3.649%(3 Mo. LIBOR + .87	%)#	1/16/2027	250		249,148
Total						8,461,687
Total Asset-Backed Securities (cost $21,100,524)						21,108,823

				Shares (000)
COMMON STOCK 0.00%

Oil

Templar Energy LLC Class A Units (cost $728)				—	(e)	41

				Principal Amount (000)
CONVERTIBLE BONDS 0.08%

Electric: Power 0.01%

Clearway Energy, Inc.†	3.25%		6/1/2020	$11		10,621

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy Equipment & Services 0.01%

Tesla Energy Operations, Inc.	1.625%	11/1/2019	$10	$9,680

Real Estate Investment Trusts 0.06%

VEREIT, Inc.	3.75%	12/15/2020	44	43,974
Total Convertible Bonds (cost $64,823)				64,275

CORPORATE BONDS 34.92%

Aerospace/Defense 0.37%

Bombardier, Inc. (Canada)†(f)	6.00%	10/15/2022	40	40,550
Bombardier, Inc. (Canada)†(f)	6.125%	1/15/2023	146	148,372
Bombardier, Inc. (Canada)†(f)	8.75%	12/1/2021	44	48,785
Embraer Overseas Ltd.†	5.696%	9/16/2023	35	37,582
TransDigm, Inc.	6.00%	7/15/2022	3	3,056
Triumph Group, Inc.	4.875%	4/1/2021	22	21,560
Total				299,905

Air Transportation 0.33%

Air Canada 2015-1 Class B Pass-Through Trust (Canada)†(f)	3.875%	9/15/2024	15	14,672
Air Canada 2015-2 Class B Pass-Through Trust (Canada)†(f)	5.00%	6/15/2025	8	8,640
American Airlines 2013-2 Class B Pass-Through Trust†	5.60%	1/15/2022	91	92,286
American Airlines 2014-1 Class B Pass-Through Trust	4.375%	4/1/2024	65	65,570
Continental Airlines 2012-1 Class B Pass-Through Trust	6.25%	10/11/2021	2	2,253
Delta Airlines 2011-1 Class A Pass Through Trust	5.30%	10/15/2020	19	18,880
UAL 2007-1 Pass Through Trust	7.336%	1/2/2021	5	5,569
United Airlines 2014-1 Class B Pass-Through Trust	4.75%	10/11/2023	10	10,368
US Airways 2012-2 Class B Pass-Through Trust	6.75%	12/3/2022	10	10,636
US Airways 2013-1 Class B Pass-Through Trust	5.375%	5/15/2023	34	34,931
Total				263,805

Auto Parts: Original Equipment 0.28%

Nexteer Automotive Group Ltd.†	5.875%	11/15/2021	200	203,086
Titan International, Inc.	6.50%	11/30/2023	24	22,230
Total				225,316

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automotive 1.06%

Daimler Finance North America LLC†	2.875%	3/10/2021	$150	$149,705
Daimler Finance North America LLC†	3.75%	11/5/2021	150	152,702
Deck Chassis Acquisition, Inc.†	10.00%	6/15/2023	19	20,164
Ford Motor Credit Co. LLC	3.532%(3 Mo. LIBOR + .93%)#	9/24/2020	57	56,775
General Motors Co.	4.875%	10/2/2023	47	48,991
General Motors Financial Co., Inc.	3.15%	6/30/2022	79	78,278
General Motors Financial Co., Inc.	3.20%	7/6/2021	46	45,824
General Motors Financial Co., Inc.	4.20%	3/1/2021	85	86,258
General Motors Financial Co., Inc.	5.10%	1/17/2024	132	137,111
Hyundai Capital America†	1.75%	9/27/2019	36	35,822
Hyundai Capital America†	2.00%	7/1/2019	5	4,989
Hyundai Capital America†	3.25%	9/20/2022	31	30,848
Total				847,467

Banks: Regional 4.58%

ABN AMRO Bank NV (Netherlands)(f)	6.25%	4/27/2022	400	428,864
Associated Banc-Corp.	2.75%	11/15/2019	29	28,969
Associated Bank NA	3.50%	8/13/2021	47	47,465
Banco de Credito del Peru (Panama)†(f)	2.25%	10/25/2019	200	199,560
Bank of America Corp.	2.328%(3 Mo. LIBOR + .63%)#	10/1/2021	48	47,573
Bank of Montreal (Canada)(f)	3.30%	2/5/2024	79	79,908
Barclays Bank plc (United Kingdom)†(f)	10.179%	6/12/2021	160	181,210
BBVA Bancomer SA†	6.50%	3/10/2021	150	157,725
CIT Group, Inc.	4.125%	3/9/2021	28	28,420
CIT Group, Inc.	4.75%	2/16/2024	42	43,523
CIT Group, Inc.	5.00%	8/15/2022	5	5,219
Citigroup, Inc.	2.876%(3 Mo. LIBOR + .95%)#	7/24/2023	61	60,659
Citigroup, Inc.	3.455%(3 Mo. LIBOR + .69%)#	10/27/2022	91	90,698
Citigroup, Inc.	4.05%	7/30/2022	42	43,287
Citigroup, Inc.	8.50%	5/22/2019	45	45,357
Compass Bank	5.50%	4/1/2020	68	69,504
Danske Bank A/S (Denmark)†(f)	5.00%	1/12/2022	200	204,912
Discover Bank	8.70%	11/18/2019	250	258,660

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Goldman Sachs Group, Inc. (The)	2.876%(3 Mo. LIBOR + .82%)#	10/31/2022	$96	$95,251
Goldman Sachs Group, Inc. (The)	2.908%(3 Mo. LIBOR + 1.05%)#	6/5/2023	67	66,278
Goldman Sachs Group, Inc. (The)	3.875%(3 Mo. LIBOR + 1.11%)#	4/26/2022	72	72,406
Goldman Sachs Group, Inc. (The)	5.25%	7/27/2021	103	108,247
Goldman Sachs Group, Inc. (The)	5.75%	1/24/2022	24	25,758
Lloyds Bank plc (United Kingdom)†(f)	6.50%	9/14/2020	100	104,340
Macquarie Bank Ltd. (Australia)†(f)	6.625%	4/7/2021	95	101,231
Macquarie Group Ltd. (Australia)†(f)	3.189%(3 Mo. LIBOR + 1.02%)#	11/28/2023	12	11,929
Macquarie Group Ltd. (Australia)†(f)	4.15%(3 Mo. LIBOR + 1.33%)#	3/27/2024	75	76,392
Macquarie Group Ltd. (Australia)†(f)	7.625%	8/13/2019	75	76,298
Morgan Stanley	2.80%	6/16/2020	11	11,012
Morgan Stanley	3.941%(3 Mo. LIBOR + 1.18%)#	1/20/2022	59	59,608
Morgan Stanley	4.875%	11/1/2022	84	88,734
Nordea Bank Abp (Finland)†(f)	4.875%	5/13/2021	200	205,304
Popular, Inc.	6.125%	9/14/2023	23	24,035
Royal Bank of Scotland Group plc (United Kingdom)(f)	6.125%	12/15/2022	22	23,474
Santander UK Group Holdings plc (United Kingdom)(f)	3.125%	1/8/2021	173	173,071
UBS AG	7.625%	8/17/2022	250	275,129
Wells Fargo & Co.	3.75%	1/24/2024	49	50,471
Total				3,670,481

Beverages 0.17%

Keurig Dr Pepper, Inc.	3.20%	11/15/2021	46	46,154
Keurig Dr Pepper, Inc.†	4.057%	5/25/2023	84	86,485
Total				132,639

Biotechnology Research & Production 0.06%

Sotera Health Topco, Inc. PIK 8.875%†	8.125%	11/1/2021	48	47,520

Building Materials 0.63%

Boral Finance Pty Ltd. (Australia)†(f)	3.00%	11/1/2022	19	18,645
CPG Merger Sub LLC†	8.00%	10/1/2021	43	43,000
Griffon Corp.	5.25%	3/1/2022	61	60,237
Holcim US Finance Sarl & Cie SCS (Luxembourg)†(f)	6.00%	12/30/2019	208	212,098

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Building Materials (continued)

Martin Marietta Materials, Inc.	3.313%(3 Mo. LIBOR + .65%)#	5/22/2020	$10	$10,000
Owens Corning	4.20%	12/1/2024	77	77,892
Vulcan Materials Co.	3.211%(3 Mo. LIBOR + .60%)#	6/15/2020	65	64,920
Vulcan Materials Co.	3.276%(3 Mo. LIBOR + .65%)#	3/1/2021	20	19,987
Total				506,779

Business Services 0.20%

APX Group, Inc.	8.75%	12/1/2020	92	90,620
Equifax, Inc.	3.60%	8/15/2021	24	24,235
ERAC USA Finance LLC†	5.25%	10/1/2020	25	25,798
IHS Markit Ltd. (United Kingdom)(f)	4.125%	8/1/2023	23	23,485
Total				164,138

Chemicals 1.00%

Blue Cube Spinco LLC	9.75%	10/15/2023	10	11,150
Celanese US Holdings LLC	4.625%	11/15/2022	160	165,729
Celanese US Holdings LLC	5.875%	6/15/2021	86	90,538
DowDuPont, Inc.	4.205%	11/15/2023	48	50,243
Rayonier AM Products, Inc.†	5.50%	6/1/2024	11	10,367
Syngenta Finance NV (Netherlands)†(f)	3.698%	4/24/2020	200	200,768
Syngenta Finance NV (Netherlands)†(f)	3.933%	4/23/2021	200	201,038
Yara International ASA (Norway)†(f)	7.875%	6/11/2019	72	72,642
Total				802,475

Coal 0.05%

Eterna Capital Pte Ltd. PIK 1.00% (Singapore)(f)	7.50%	12/11/2022	29	28,661
Peabody Energy Corp.†	6.00%	3/31/2022	8	8,090
Total				36,751

Computer Hardware 0.34%

Dell International LLC/EMC Corp.†	4.42%	6/15/2021	93	95,462
Dell International LLC/EMC Corp.†	5.45%	6/15/2023	122	130,083
Dell International LLC/EMC Corp.†	5.875%	6/15/2021	30	30,575
GCI LLC	6.75%	6/1/2021	16	16,100
Total				272,220

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Computer Software 0.55%

First Data Corp.†	5.75%	1/15/2024	$31	$31,992
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho†	10.00%	11/30/2024	35	38,238
Infor Software Parent LLC/Infor Software Parent, Inc. PIK 7.875%†	7.125%	5/1/2021	26	26,165
Infor US, Inc.	6.50%	5/15/2022	18	18,315
Informatica LLC†	7.125%	7/15/2023	51	52,211
RP Crown Parent LLC†	7.375%	10/15/2024	29	29,798
Solera LLC/Solera Finance, Inc.†	10.50%	3/1/2024	57	62,068
Sophia LP/Sophia Finance, Inc.†	9.00%	9/30/2023	58	60,465
TIBCO Software, Inc.†	11.375%	12/1/2021	112	119,294
Total				438,546

Construction/Homebuilding 0.43%

Brookfield Residential Properties, Inc. (Canada)†(f)	6.50%	12/15/2020	98	98,123
Century Communities, Inc.	6.875%	5/15/2022	30	30,675
D.R. Horton, Inc.	4.75%	2/15/2023	7	7,282
D.R. Horton, Inc.	5.75%	8/15/2023	35	37,846
M/I Homes, Inc.	6.75%	1/15/2021	103	104,802
Taylor Morrison Communities, Inc.	6.625%	5/15/2022	16	16,600
William Lyon Homes, Inc.	7.00%	8/15/2022	50	50,250
Total				345,578

Containers 0.27%

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.75%	10/15/2020	177	177,790
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	6.875%	2/15/2021	35	34,827
Total				212,617

Drugs 0.41%

AmerisourceBergen Corp.	3.50%	11/15/2021	14	14,154
Bayer US Finance II LLC†	2.75%	7/15/2021	32	31,483
Bayer US Finance II LLC†	3.50%	6/25/2021	200	200,908
Cigna Corp.†	2.965%(3 Mo. LIBOR + .35%)#	3/17/2020	8	7,995
Elanco Animal Health, Inc.†	3.912%	8/27/2021	19	19,328
Elanco Animal Health, Inc.†	4.272%	8/28/2023	22	22,697
Express Scripts Holding Co.	4.75%	11/15/2021	24	25,087
Teva Pharmaceutical Finance Co. BV (Curacao)(f)	3.65%	11/10/2021	9	8,826
Total				330,478

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power 1.89%

AES Corp. (The)	4.875%	5/15/2023	$31	$31,504
Ausgrid Finance Pty Ltd. (Australia)†(f)	3.85%	5/1/2023	213	217,881
Dominion Energy, Inc.	2.962%	7/1/2019	37	37,008
Dominion Energy, Inc.	4.104%	4/1/2021	103	104,627
Duquesne Light Holdings, Inc.†	5.90%	12/1/2021	19	20,192
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	199	207,814
Emera US Finance LP	2.70%	6/15/2021	115	114,021
Enel Finance International NV (Netherlands)†(f)	2.875%	5/25/2022	200	196,749
Jersey Central Power & Light Co.†	4.70%	4/1/2024	61	65,000
Origin Energy Finance Ltd. (Australia)†(f)	5.45%	10/14/2021	110	115,313
PNM Resources, Inc.	3.25%	3/9/2021	28	27,998
PPL Capital Funding, Inc.	3.50%	12/1/2022	20	20,111
PPL WEM Ltd./Western Power Distribution Ltd. (United Kingdom)†(f)	5.375%	5/1/2021	38	39,248
PSEG Power LLC	3.85%	6/1/2023	78	79,992
PSEG Power LLC	5.125%	4/15/2020	3	3,067
Puget Energy, Inc.	6.00%	9/1/2021	54	57,426
San Diego Gas & Electric Co.	1.914%	2/1/2022	13	12,545
SCANA Corp.	4.125%	2/1/2022	15	15,195
SCANA Corp.	4.75%	5/15/2021	40	40,764
SCANA Corp.	6.25%	4/1/2020	62	63,429
Sempra Energy	2.875%	10/1/2022	3	2,959
Sempra Energy	3.287%(3 Mo. LIBOR + .50%)#	1/15/2021	37	36,702
TransAlta Corp. (Canada)(f)	4.50%	11/15/2022	5	5,057
Total				1,514,602

Electrical Equipment 0.73%

Broadcom Corp./Broadcom Cayman Finance Ltd.	2.65%	1/15/2023	71	69,188
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.00%	1/15/2022	133	132,529
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.625%	1/15/2024	47	46,931
Broadcom, Inc.†(d)	3.125%	4/15/2021	77	76,909
Broadcom, Inc.†(d)	3.125%	10/15/2022	115	114,475
Broadcom, Inc.†(d)	3.625%	10/15/2024	95	94,257
Marvell Technology Group Ltd.	4.20%	6/22/2023	50	51,032
Total				585,321

Electronics 0.18%

PerkinElmer, Inc.	5.00%	11/15/2021	67	70,222
Tech Data Corp.	3.70%	2/15/2022	22	22,161
Trimble, Inc.	4.15%	6/15/2023	53	53,989
Total				146,372

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Engineering & Contracting Services 0.04%

StandardAero Aviation Holdings, Inc.†	10.00%	7/15/2023	$27	$29,025

Entertainment 0.17%

Eldorado Resorts, Inc.	7.00%	8/1/2023	11	11,538
Scientific Games International, Inc.	6.25%	9/1/2020	31	31,155
Scientific Games International, Inc.	6.625%	5/15/2021	36	36,540
Scientific Games International, Inc.	10.00%	12/1/2022	51	53,869
WMG Acquisition Corp.†	5.625%	4/15/2022	2	2,027
Total				135,129

Financial Services 3.47%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(f)	4.45%	12/16/2021	150	153,953
Air Lease Corp.	4.25%	2/1/2024	56	57,447
Aircastle Ltd.	4.40%	9/25/2023	36	36,697
Aircastle Ltd.	5.00%	4/1/2023	81	84,262
Aircastle Ltd.	5.125%	3/15/2021	148	152,784
Aircastle Ltd.	5.50%	2/15/2022	133	139,623
Aircastle Ltd.	7.625%	4/15/2020	71	74,176
Discover Financial Services	5.20%	4/27/2022	144	152,342
E*TRADE Financial Corp.	2.95%	8/24/2022	36	35,952
GE Capital International Funding Co. Unlimited Co. (Ireland)(f)	2.342%	11/15/2020	200	197,575
International Lease Finance Corp.	5.875%	4/1/2019	34	34,000
International Lease Finance Corp.	6.25%	5/15/2019	104	104,383
International Lease Finance Corp.	8.25%	12/15/2020	380	410,799
International Lease Finance Corp.	8.625%	1/15/2022	2	2,273
Invesco Finance PLC (United Kingdom)(f)	3.125%	11/30/2022	30	30,032
Jefferies Financial Group, Inc.	5.50%	10/18/2023	204	213,710
Jefferies Group LLC	6.875%	4/15/2021	32	34,210
Jefferies Group LLC	8.50%	7/15/2019	379	384,975
Nationstar Mortgage Holdings, Inc.†	8.125%	7/15/2023	112	115,640
Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%	7/1/2021	89	89,223
Navient Corp.	4.875%	6/17/2019	9	9,017
Navient Corp.	5.00%	10/26/2020	112	113,820
Navient Corp.	5.875%	3/25/2021	32	33,160
Navient Corp.	6.625%	7/26/2021	89	93,227
Travelport Corporate Finance plc (United Kingdom)†(f)	6.00%	3/15/2026	15	16,238
VFH Parent LLC/Orchestra Co-Issuer, Inc.†	6.75%	6/15/2022	7	7,237
Total				2,776,755

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food 0.09%

Conagra Brands, Inc.	4.30%	5/1/2024	$42	$43,552
Smithfield Foods, Inc.†	2.70%	1/31/2020	17	16,884
Smithfield Foods, Inc.†	3.35%	2/1/2022	10	9,792
Total				70,228

Health Care Products 0.38%

Becton Dickinson & Co.	3.476%(3 Mo. LIBOR + .88%)#	12/29/2020	39	39,004
Kinetic Concepts, Inc./KCI USA, Inc.†	7.875%	2/15/2021	52	53,299
Kinetic Concepts, Inc./KCI USA, Inc.†	12.50%	11/1/2021	6	6,510
Life Technologies Corp.	5.00%	1/15/2021	186	191,722
Zimmer Biomet Holdings, Inc.	3.70%	3/19/2023	14	14,141
Total				304,676

Health Care Services 1.02%

Acadia Healthcare Co., Inc.	5.625%	2/15/2023	8	8,090
Acadia Healthcare Co., Inc.	6.125%	3/15/2021	18	18,023
Centene Corp.	5.625%	2/15/2021	272	276,420
Eagle Holding Co. II LLC PIK 8.375%†	7.625%	5/15/2022	24	24,270
Fresenius Medical Care US Finance II, Inc.†	4.125%	10/15/2020	7	7,063
Fresenius Medical Care US Finance II, Inc.†	4.75%	10/15/2024	24	24,935
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	194	205,342
Fresenius Medical Care US Finance, Inc.†	5.75%	2/15/2021	6	6,234
Select Medical Corp.	6.375%	6/1/2021	2	2,010
Surgery Center Holdings, Inc.†	8.875%	4/15/2021	64	67,059
Syneos Health, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.†	7.50%	10/1/2024	37	39,127
Universal Health Services, Inc.†	4.75%	8/1/2022	136	137,530
Total				816,103

Household Equipment/Products 0.53%

Newell Brands, Inc.	3.85%	4/1/2023	189	187,080
Newell Brands, Inc.	4.00%	12/1/2024	91	87,811
Newell Brands, Inc.	4.70%	8/15/2020	8	8,152
Newell Brands, Inc.	5.00%	11/15/2023	23	23,085
Scotts Miracle-Gro Co. (The)	6.00%	10/15/2023	109	113,632
Spectrum Brands, Inc.	6.625%	11/15/2022	3	3,076
Total				422,836

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Insurance 0.29%

Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	8.25%	8/1/2023	$36	$37,080
Assurant, Inc.	4.20%	9/27/2023	45	45,892
AXA Equitable Holdings, Inc.	3.90%	4/20/2023	23	23,584
CNO Financial Group, Inc.	4.50%	5/30/2020	5	5,050
MGIC Investment Corp.	5.75%	8/15/2023	19	20,140
Protective Life Corp.	7.375%	10/15/2019	15	15,352
Willis North America, Inc.	7.00%	9/29/2019	44	44,824
Willis Towers Watson plc (United Kingdom)(f)	5.75%	3/15/2021	14	14,667
WR Berkley Corp.	5.375%	9/15/2020	24	24,694
Total				231,283

Leasing 0.24%

Aviation Capital Group LLC†	3.875%	5/1/2023	38	38,155
Avolon Holdings Funding Ltd. (Ireland)†(f)	5.50%	1/15/2023	6	6,180
DAE Funding LLC (United Arab Emirates)†(f)	4.00%	8/1/2020	18	18,090
GATX Corp.	4.35%	2/15/2024	31	32,169
Park Aerospace Holdings Ltd. (Ireland)†(f)	3.625%	3/15/2021	22	21,890
Park Aerospace Holdings Ltd. (Ireland)†(f)	4.50%	3/15/2023	22	21,945
Park Aerospace Holdings Ltd. (Ireland)†(f)	5.25%	8/15/2022	16	16,438
Penske Truck Leasing Co. Lp/PTL Finance Corp.†	3.65%	7/29/2021	41	41,577
Total				196,444

Leisure 0.45%

LTF Merger Sub, Inc.†	8.50%	6/15/2023	164	169,125
NCL Corp. Ltd.†	4.75%	12/15/2021	11	11,151
Royal Caribbean Cruises Ltd.	5.25%	11/15/2022	120	128,479
Silversea Cruise Finance Ltd.†	7.25%	2/1/2025	46	49,979
Total				358,734

Lodging 0.03%

Wyndham Destinations, Inc.	5.625%	3/1/2021	20	20,750

Machinery: Agricultural 0.36%

BAT Capital Corp.	3.222%	8/15/2024	102	99,850
Pyxus International, Inc.	9.875%	7/15/2021	48	42,480
Reynolds American, Inc.	4.85%	9/15/2023	46	48,573
Viterra, Inc. (Canada)†(f)	5.95%	8/1/2020	92	95,136
Total				286,039

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2019

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Machinery: Industrial/Specialty 0.70%

CNH Industrial Capital LLC	4.20%	1/15/2024		$50	$51,386
CNH Industrial Capital LLC	4.375%	11/6/2020		14	14,281
CNH Industrial Capital LLC	4.375%	4/5/2022		79	81,220
CNH Industrial Capital LLC	4.875%	4/1/2021		60	61,800
CNH Industrial NV (United Kingdom)(f)	4.50%	8/15/2023		100	104,000
Nvent Finance Sarl (Luxembourg)(f)	3.95%	4/15/2023		169	168,695
Roper Technologies, Inc.	3.65%	9/15/2023		40	40,901
Wabtec Corp.	3.911%(3 Mo. LIBOR + 1.30%)#	9/15/2021		22	21,983
Wabtec Corp.	4.40%	3/15/2024		15	15,266
Total					559,532

Manufacturing 0.81%

Gates Global LLC/Gates Global Co.†	6.00%	7/15/2022		45	45,345
General Electric Co.	2.70%	10/9/2022		88	86,470
General Electric Co.	3.10%	1/9/2023		50	49,736
General Electric Co.	3.15%	9/7/2022		48	47,870
General Electric Co.	3.375%	3/11/2024		22	21,900
General Electric Co.	3.45%	5/15/2024		60	59,782
General Electric Co.	4.65%	10/17/2021		147	152,443
General Electric Co.	5.30%	2/11/2021		84	86,983
Pentair Finance Sarl (Luxembourg)(f)	2.65%	12/1/2019		96	95,998
Total					646,527

Media 0.80%

CCO Holdings LLC/CCO Holdings Capital Corp.	5.25%	3/15/2021		76	76,381
Charter Communications Operating LLC/Charter Communications Operating Capital	4.386%(3 Mo. LIBOR + 1.65%)#	2/1/2024		58	58,177
Cox Communications, Inc.†	2.95%	6/30/2023		69	68,484
Cox Communications, Inc.†	3.15%	8/15/2024		15	14,949
Cox Communications, Inc.†	3.25%	12/15/2022		199	200,572
NBCUniversal Enterprise, Inc.†	5.25%	—	(g)	200	203,078
Time Warner Cable LLC	8.25%	4/1/2019		22	22,000
Total					643,641

Metal Fabricating 0.08%

Grinding Media, Inc./Moly-Cop AltaSteel Ltd.†	7.375%	12/15/2023		39	37,635
Zekelman Industries, Inc.†	9.875%	6/15/2023		28	29,837
Total					67,472

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous 2.23%

Anglo American Capital plc (United Kingdom)†(f)	4.125%	9/27/2022	$200	$202,857
Century Aluminum Co.†	7.50%	6/1/2021	80	80,600
FMG Resources August 2006 Pty Ltd. (Australia)†(f)	4.75%	5/15/2022	8	8,030
FMG Resources August 2006 Pty Ltd. (Australia)†(f)	5.125%	3/15/2023	24	24,180
FMG Resources August 2006 Pty Ltd. (Australia)†(f)	5.125%	5/15/2024	51	51,064
Freeport-McMoRan, Inc.	4.00%	11/14/2021	14	14,123
Freeport-McMoRan, Inc.	4.55%	11/14/2024	35	34,387
Freeport-McMoRan, Inc.	6.875%	2/15/2023	17	18,084
Glencore Finance Canada Ltd. (Canada)†(f)	4.25%	10/25/2022	99	102,353
Glencore Finance Canada Ltd. (Canada)†(f)	4.95%	11/15/2021	289	300,557
Glencore Funding LLC†	2.875%	4/16/2020	7	6,975
Glencore Funding LLC†	3.00%	10/27/2022	11	10,850
Glencore Funding LLC†	3.125%	4/29/2019	83	82,691
Glencore Funding LLC†	4.125%	5/30/2023	24	24,459
Glencore Funding LLC†	4.125%	3/12/2024	46	46,535
Glencore Funding LLC†	4.625%	4/29/2024	16	16,543
Goldcorp, Inc. (Canada)(f)	3.625%	6/9/2021	80	80,748
Goldcorp, Inc. (Canada)(f)	3.70%	3/15/2023	53	53,910
Hecla Mining Co.	6.875%	5/1/2021	23	23,043
Hudbay Minerals, Inc. (Canada)†(f)	7.25%	1/15/2023	35	36,356
Joseph T Ryerson & Son, Inc.†	11.00%	5/15/2022	35	37,012
Kinross Gold Corp. (Canada)(f)	5.125%	9/1/2021	17	17,553
Kinross Gold Corp. (Canada)(f)	5.95%	3/15/2024	57	61,275
New Gold, Inc. (Canada)†(f)	6.25%	11/15/2022	40	35,400
Newmont Mining Corp.	3.50%	3/15/2022	17	17,247
Newmont Mining Corp.	5.125%	10/1/2019	67	67,751
Teck Resources Ltd. (Canada)†(f)	8.50%	6/1/2024	309	331,328
Total				1,785,911

Metals/Mining (Excluding Steel) 0.26%

Indonesia Asahan Aluminium Persero PT (Indonesia)†(f)	5.23%	11/15/2021	200	208,284

Natural Gas 0.13%

National Fuel Gas Co.	3.75%	3/1/2023	25	25,098
National Fuel Gas Co.	4.90%	12/1/2021	33	33,971
National Fuel Gas Co.	7.395%	3/30/2023	25	28,242
WGL Holdings, Inc.	3.147%(3 Mo. LIBOR + .55%)#	3/12/2020	18	17,930
Total				105,241

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Office Furniture & Business Equipment 0.01%

Xerox Corp.	5.625%	12/15/2019	$10	$10,187

Oil 4.06%

Antero Resources Corp.	5.125%	12/1/2022	132	133,195
Callon Petroleum Co.	6.125%	10/1/2024	12	12,120
Canadian Oil Sands Ltd. (Canada)†(f)	7.75%	5/15/2019	13	13,096
Canadian Oil Sands Ltd. (Canada)†(f)	9.40%	9/1/2021	63	70,154
Carrizo Oil & Gas, Inc.	6.25%	4/15/2023	69	68,139
Cenovus Energy, Inc. (Canada)(f)	5.70%	10/15/2019	13	13,656
Chaparral Energy, Inc.†	8.75%	7/15/2023	82	56,580
CNX Resources Corp.	5.875%	4/15/2022	28	28,070
Continental Resources, Inc.	3.80%	6/1/2024	50	50,529
Continental Resources, Inc.	4.50%	4/15/2023	128	132,711
Continental Resources, Inc.	5.00%	9/15/2022	343	345,943
Diamondback Energy, Inc.	4.75%	11/1/2024	41	42,068
Diamondback Energy, Inc.†	4.75%	11/1/2024	55	56,433
Diamondback Energy, Inc.	5.375%	5/31/2025	9	9,416
Encana Corp. (Canada)(f)	6.50%	5/15/2019	186	186,460
Energen Corp.	4.625%	9/1/2021	31	31,426
Eni SpA (Italy)†(f)	4.15%	10/1/2020	100	101,366
Gazprom OAO Via Gaz Capital SA (Luxembourg)†(f)	6.51%	3/7/2022	100	106,736
Gulfport Energy Corp.	6.625%	5/1/2023	33	32,175
HighPoint Operating Corp.	7.00%	10/15/2022	65	61,425
Husky Energy, Inc. (Canada)(f)	4.00%	4/15/2024	60	61,362
Kerr-McGee Corp.	6.95%	7/1/2024	16	18,408
Laredo Petroleum, Inc.	5.625%	1/15/2022	81	74,419
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.†	6.00%	8/1/2026	33	33,495
Marathon Petroleum Corp.†	5.375%	10/1/2022	143	145,146
MEG Energy Corp. (Canada)†(f)	6.50%	1/15/2025	37	36,584
Montage Resources Corp.	8.875%	7/15/2023	31	29,682
Motiva Enterprises LLC†	5.75%	1/15/2020	37	37,646
Murphy Oil Corp.	6.875%	8/15/2024	25	26,484
Newfield Exploration Co.	5.75%	1/30/2022	51	54,492
Oasis Petroleum, Inc.	6.875%	3/15/2022	205	207,562
Petroleos Mexicanos (Mexico)(f)	3.50%	1/30/2023	80	76,608
Petroleos Mexicanos (Mexico)(f)	4.625%	9/21/2023	178	175,777
Petroleos Mexicanos (Mexico)(f)	4.875%	1/18/2024	80	78,959
Petroleos Mexicanos (Mexico)(f)	5.50%	1/21/2021	50	50,950
Petroleos Mexicanos (Mexico)(f)	6.375%	2/4/2021	174	180,873
Phillips 66	3.246%(3 Mo. LIBOR + .60%)#	2/26/2021	19	19,001

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

Pioneer Natural Resources Co.	7.50%	1/15/2020	$10	$10,350
Range Resources Corp.	5.00%	8/15/2022	78	77,610
Range Resources Corp.	5.00%	3/15/2023	16	15,740
Range Resources Corp.	5.75%	6/1/2021	30	30,600
Range Resources Corp.	5.875%	7/1/2022	10	10,150
Sable Permian Resources Land LLC/AEPB Finance Corp.†	13.00%	11/30/2020	27	27,000
Seven Generations Energy Ltd. (Canada)†(f)	6.75%	5/1/2023	81	83,734
Seven Generations Energy Ltd. (Canada)†(f)	6.875%	6/30/2023	81	83,835
SM Energy Co.	6.125%	11/15/2022	29	29,145
WPX Energy, Inc.	5.25%	9/15/2024	15	15,225
WPX Energy, Inc.	6.00%	1/15/2022	5	5,213
Total				3,247,748

Oil: Crude Producers 2.52%

Andeavor Logistics LP/Tesoro Logistics Finance Corp.	5.50%	10/15/2019	38	38,385
Andeavor Logistics LP/Tesoro Logistics Finance Corp.	6.25%	10/15/2022	28	28,840
Andeavor Logistics LP/Tesoro Logistics Finance Corp.	6.375%	5/1/2024	149	156,636
Boardwalk Pipelines LP	5.75%	9/15/2019	7	7,074
Colonial Pipeline Co.†	3.50%	10/15/2020	40	40,334
Enable Oklahoma Intrastate Transmission LLC†	6.25%	3/15/2020	79	81,208
Enbridge Energy Partners LP	5.20%	3/15/2020	100	102,194
Energy Transfer Operating LP	4.25%	3/15/2023	99	101,768
Energy Transfer Operating LP	4.65%	6/1/2021	40	41,279
Energy Transfer Operating LP	9.00%	4/15/2019	222	222,468
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	164	164,944
Kinder Morgan, Inc.†	5.625%	11/15/2023	66	72,388
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	33	33,245
Midwest Connector Capital Co. LLC†	3.625%	4/1/2022	53	53,801
Midwest Connector Capital Co. LLC†	3.90%	4/1/2024	38	38,676
NGPL PipeCo LLC†	4.375%	8/15/2022	28	28,490
ONEOK, Inc.	7.50%	9/1/2023	62	71,824
Sabine Pass Liquefaction LLC	5.625%	2/1/2021	140	145,510
Sabine Pass Liquefaction LLC	5.625%	4/15/2023	500	542,202
Spectra Energy Partners LP	4.60%	6/15/2021	5	5,139
Texas Eastern Transmission LP†	2.80%	10/15/2022	5	4,932
Texas Eastern Transmission LP†	4.125%	12/1/2020	5	5,088
Texas Gas Transmission LLC†	4.50%	2/1/2021	25	25,411
Williams Cos., Inc. (The)	7.875%	9/1/2021	9	9,952
Total				2,021,788

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Integrated Domestic 0.51%

Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.	2.773%	12/15/2022	$8	$7,955
National Oilwell Varco, Inc.	2.60%	12/1/2022	249	244,350
Oceaneering International, Inc.	4.65%	11/15/2024	9	8,347
Schlumberger Holdings Corp.†	3.75%	5/1/2024	40	40,919
SESI LLC	7.125%	12/15/2021	87	78,409
TechnipFMC plc (United Kingdom)(f)	3.45%	10/1/2022	26	26,297
Total				406,277

Real Estate Investment Trusts 0.70%

Alexandria Real Estate Equities, Inc.	4.00%	1/15/2024	11	11,389
Brixmor Operating Partnership LP	3.25%	9/15/2023	49	48,529
Corporate Office Properties LP	3.70%	6/15/2021	84	83,864
EPR Properties	5.25%	7/15/2023	9	9,489
EPR Properties	5.75%	8/15/2022	51	54,356
GLP Capital LP/GLP Financing II, Inc.	4.875%	11/1/2020	10	10,215
HCP, Inc.	4.20%	3/1/2024	17	17,654
HCP, Inc.	4.25%	11/15/2023	5	5,215
Healthcare Trust of America Holdings LP	2.95%	7/1/2022	10	9,903
Highwoods Realty LP	3.20%	6/15/2021	8	7,982
Senior Housing Properties Trust	3.25%	5/1/2019	51	51,007
SITE Centers Corp.	4.625%	7/15/2022	11	11,349
SL Green Operating Partnership LP	3.25%	10/15/2022	16	15,946
SL Green Realty Corp.	4.50%	12/1/2022	26	26,903
Vereit Operating Partnership LP	4.125%	6/1/2021	41	41,703
Vereit Operating Partnership LP	4.60%	2/6/2024	141	145,240
Welltower, Inc.	4.50%	1/15/2024	6	6,332
Total				557,076

Retail 0.16%

AutoNation, Inc.	3.50%	11/15/2024	35	33,985
Dollar Tree, Inc.	3.70%	5/15/2023	18	18,272
DriveTime Automotive Group, Inc./Bridgecrest Acceptance Corp.†	8.00%	6/1/2021	73	73,912
Total				126,169

Savings & Loan 0.13%

People’s United Financial, Inc.	3.65%	12/6/2022	102	102,841

Steel 0.05%

Vale Overseas Ltd. (Brazil)(f)	4.375%	1/11/2022	40	40,980

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Technology 0.62%

Baidu, Inc. (China)(f)	3.875%	9/29/2023	$200	$204,408
Baidu, Inc. (China)(f)	4.375%	5/14/2024	200	207,753
eBay, Inc.	3.216%(3 Mo. LIBOR + .48%)#	8/1/2019	75	75,065
VeriSign, Inc.	4.625%	5/1/2023	8	8,130
Total				495,356

Telecommunications 0.48%

AT&T, Inc.	3.777%(3 Mo. LIBOR + 1.18%)#	6/12/2024	65	64,512
CommScope Finance LLC†	5.50%	3/1/2024	35	35,885
Level 3 Parent LLC	5.75%	12/1/2022	31	31,397
T-Mobile USA, Inc.	6.00%	4/15/2024	73	76,285
Vodafone Group plc (United Kingdom)(f)	3.75%	1/16/2024	172	173,635
Total				381,714

Toys 0.01%

Mattel, Inc.	2.35%	8/15/2021	9	8,527

Transportation: Miscellaneous 0.06%

Watco Cos. LLC/Watco Finance Corp.†	6.375%	4/1/2023	25	25,250
XPO Logistics, Inc.†	6.50%	6/15/2022	25	25,644
Total				50,894
Total Corporate Bonds (cost $27,774,538)				27,957,177

FLOATING RATE LOANS(h) 2.60%

Aerospace/Defense 0.09%

Accudyne Industries Borrower S.C.A Initial Term Loan	5.499%(1 Mo. LIBOR + 3.00%)	8/18/2024	65	64,866
Gol Luxco SA Term Loan (Luxembourg)(f)	6.50%	8/31/2020	6	6,045
Total				70,911

Air Transportation 0.11%

American Airlines, Inc. 2017 Replacement Term Loan	4.493%(1 Mo. LIBOR + 2.00%)	10/10/2021	87	86,531

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Computer Hardware 0.23%

CDW LLC Term Loan	— (i)	8/17/2023	$22	$22,249
Dell International LLC Replacement Term Loan A2	4.25%(1 Mo. LIBOR + 1.75%)	9/7/2021	159	158,641
Total				180,890

Computer Software 0.17%

First Data Corp. 2023 Initial Term Loan A	3.986%(1 Mo. LIBOR + 1.50%)	10/26/2023	62	61,445
First Data Corp. 2024A New Dollar Term Loan	4.486%(1 Mo. LIBOR + 2.00%)	4/26/2024	45	45,197
Infor (US), Inc. Tranche B6 Term Loan	5.249%(1 Mo. LIBOR + 2.75%)	2/1/2022	28	27,919
Total				134,561

Containers 0.02%

Berry Global, Inc. Term Loan S	4.243%(1 Mo. LIBOR + 1.75%)	2/8/2020	9	8,984
Berry Global, Inc. Term Loan T	4.243%(1 Mo. LIBOR + 1.75%)	1/6/2021	10	10,375
Total				19,359

Diversified 0.13%

Travelport Finance S.a.r.l. Initial Term Loan (Luxembourg)(f)	5.184%(3 Mo. LIBOR + 2.50%)	3/17/2025	107	106,618

Electric: Power 0.22%

NRG Energy, Inc. Term Loan	4.249%(1 Mo. LIBOR + 1.75%)	6/30/2023	114	112,910
PG&E Corp. DIP Delayed Draw Term Loan	1.125%(3 Mo. LIBOR + 2.25%)	12/31/2020	15	15,047
PG&E Corp. DIP Initial Term Loan	1.125%(3 Mo. LIBOR + 2.25%)	12/31/2020	44	44,137
Total				172,094

Electrical Equipment 0.14%

Analog Devices, Inc. Three Year Term Loan	3.625%(1 Mo. LIBOR + 1.13%)	9/23/2019	15	15,451
Marvell Technology Group Ltd Term Loan A	3.865%(1 Mo. LIBOR + 1.38%)	6/4/2021	97	96,546	(j)
Total				111,997

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Entertainment 0.02%

GLP Capital, L.P. Incremental Tranche A1 Term Loan	3.986%(1 Mo. LIBOR + 1.50%)	7/31/2020	$16	$15,790

Financial Services 0.12%

Delos Finance 2018 S.a.r.l. New Term Loan (Luxembourg)(f)	4.351%(3 Mo. LIBOR + 1.75%)	10/6/2023	40	40,349
Flying Fortress Holdings, LLC 2018 New Term Loan	4.351%(3 Mo. LIBOR + 1.75%)	10/30/2022	55	54,740
Total				95,089

Health Care Services 0.03%

DaVita Inc. Tranche B Term Loan	— (i)	6/24/2021	23	23,036

Investment Management Companies 0.11%

Broadcom Inc. Term Loan A3	3.606%(3 Mo. LIBOR + 1.13%)	11/5/2021	62	61,690
RPI Finance Trust Term Loan A4	3.999%(1 Mo. LIBOR + 1.50%)	5/4/2022	29	28,863
Total				90,553

Lodging 0.04%

Hilton Worldwide Finance, LLC Term Loan B2	4.236%(1 Mo. LIBOR + 1.75%)	10/25/2023	36	35,519

Machinery: Industrial/Specialty 0.12%

Colfax Corporation Term Loan A2	4.249%(3 Mo. LIBOR + 1.75%)	12/17/2020	74	73,498
Flowserve Corp. 2012 Term Loan	4.101%(3 Mo. LIBOR + 1.50%)	10/14/2020	19	18,773	(j)
Total				92,271

Manufacturing 0.01%

Tyco International Holding S.a.r.l. Term Loan (Luxembourg)(f)	4.158%(3 Mo. LIBOR + 1.25%)	3/2/2020	10	10,432

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media 0.22%

Charter Communications Operating, LLC Term Loan A2	— (i)	3/31/2023	$150	$147,912
Unitymedia Hessen GmbH & Co. KG Facility Term Loan B	4.734%(1 Mo. LIBOR + 2.25%)	9/30/2025	32	31,726
Total				179,638

Metal Fabricating 0.01%

Doncasters US Finance LLC 2nd Lien Term Loan	10.851%(3 Mo. LIBOR + 8.25%)	10/9/2020	8	6,345

Miscellaneous 0.13%

HCA, Inc. Tranche B11 Term Loan	— (i)	3/17/2023	56	56,118
Reynolds Group Holdings, Inc. Incremental U.S. Term Loan	5.249%(1 Mo. LIBOR + 2.75%)	2/5/2023	26	25,663
Utex Industries, Inc. 1st Lien Initial Term Loan	6.499%(1 Mo. LIBOR + 4.00%)	5/21/2021	14	13,296
Utex Industries, Inc. 2nd Lien Initial Term Loan	9.749%(1 Mo. LIBOR + 7.25%)	5/20/2022	6	5,590
Total				100,667

Oil 0.02%

Petroleos Mexicanos Term Loan (Mexico)(f)	3.34%(1 Mo. LIBOR + .85%)	2/14/2020	20	19,900	(j)

Real Estate Investment Trusts 0.13%

Invitation Homes Operating Partnership LP Initial Term Loan	4.186%(1 Mo. LIBOR + 1.70%)	2/6/2022	106	104,012	(j)

Retail 0.28%

Comfort Holding, LLC 1st Lien Initial Term Loan	— (i)	2/5/2024	22	21,523
Panera Bread Co. Term Loan	4.25%(1 Mo. LIBOR + 1.75%)	7/18/2022	85	82,690
PVH Corp. Tranche A Term Loan	3.982%(1 Mo. LIBOR + 1.50%)	5/19/2021	123	122,942
Total				227,155

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Telecommunications 0.25%

ARRIS Group, Inc. Term Loan A	—	(i)	10/17/2022	$26		$26,272	(j)
ARRIS Group, Inc. Term Loan A1	—	(i)	10/17/2022	86		85,966	(j)
CenturyLink, Inc. Initial Term Loan A	5.249%(1 Mo. LIBOR + 2.75%)		11/1/2022	84		84,100
Total						196,338
Total Floating Rate Loans (cost $2,079,599)						2,079,706

FOREIGN GOVERNMENT OBLIGATIONS 0.16%

Argentina

Republic of Argentina (Argentina)(f)	4.625%		1/11/2023	130		106,795
Republic of Argentina (Argentina)(f)	5.625%		1/26/2022	25		21,612
Total						128,407
Total Foreign Government Obligations (cost $140,512)						128,407

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.60%

Government National Mortgage Assoc. 2014-109 A	2.325%		1/16/2046	11		11,002
Government National Mortgage Assoc. 2014-112 A	3.00	%#(k)	1/16/2048	5		5,321
Government National Mortgage Assoc. 2014-135 AS	2.30%		2/16/2047	15		14,521
Government National Mortgage Assoc. 2014-64 A	2.20%		2/16/2045	23		22,672
Government National Mortgage Assoc. 2014-64 IO	1.157	%#(k)	12/16/2054	277		14,927
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	—	(a)	575
Government National Mortgage Assoc. 2014-78 IO	0.567	%#(k)	3/16/2056	53		1,688
Government National Mortgage Assoc. 2015-48 AS	2.90	%#(k)	2/16/2049	25		24,311
Government National Mortgage Assoc. 2015-73 AC	2.90	%#(k)	2/16/2053	38		37,312
Government National Mortgage Assoc. 2017 20 AS	2.50%		2/16/2057	55		53,012
Government National Mortgage Assoc. 2017 23 AB	2.60%		12/16/2057	39		37,608
Government National Mortgage Assoc. 2017-100 AS	2.75%		2/16/2058	48		46,885
Government National Mortgage Assoc. 2017-168 AS	2.70%		8/16/2058	169		163,835
Government National Mortgage Assoc. 2017-22 GA	2.60	%#(k)	8/16/2051	27		26,605
Government National Mortgage Assoc. 2017-28 AB	2.50%		10/16/2051	65		62,762
Government National Mortgage Assoc. 2017-44 AD	2.65%		11/17/2048	57		55,311
Government National Mortgage Assoc. 2017-51 AS	2.75%		4/16/2058	88		87,069
Government National Mortgage Assoc. 2017-53 B	2.75%		3/16/2050	86		83,915
Government National Mortgage Assoc. 2017-54 AD	2.75%		1/16/2057	81		80,117
Government National Mortgage Assoc. 2017-61 A	2.60%		8/16/2058	59		57,063
Government National Mortgage Assoc. 2017-69 AS	2.75%		2/16/2058	72		70,704
Government National Mortgage Assoc. 2017-71 AS	2.70%		4/16/2057	48		46,515

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

Government National Mortgage Assoc. 2017-72 AM	2.60%		9/16/2051	$29		$28,131
Government National Mortgage Assoc. 2017-74 AS	2.60%		10/16/2057	29		28,366
Government National Mortgage Assoc. 2017-76 AS	2.65%		11/16/2050	59		57,456
Government National Mortgage Assoc. 2017-89 AB	2.60%		7/16/2058	47		45,684
Government National Mortgage Assoc. 2017-90 AS	2.70%		7/16/2057	64		62,229
Government National Mortgage Assoc. 2017-92 AS	2.75%		6/16/2058	58		57,420
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $1,314,722)						1,283,016

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 0.24%

Federal Home Loan Mortgage Corp.	3.016%(12 Mo. LIBOR + 1.64	%)#	10/1/2043	6		6,551
Federal Home Loan Mortgage Corp.	4.403%(12 Mo. LIBOR + 1.84	%)#	6/1/2042	6		6,226
Federal Home Loan Mortgage Corp.	4.549%(12 Mo. LIBOR + 1.81	%)#	6/1/2041	9		9,077
Federal Home Loan Mortgage Corp.	4.748%(12 Mo. LIBOR + 1.90	%)#	12/1/2040	12		12,647
Federal National Mortgage Assoc.	2.671%(12 Mo. LIBOR + 1.60	%)#	12/1/2045	7		6,904
Federal National Mortgage Assoc.	2.724%(12 Mo. LIBOR + 1.60	%)#	12/1/2045	27		26,807
Federal National Mortgage Assoc.	2.825%(12 Mo. LIBOR + 1.60	%)#	10/1/2045	8		8,547
Federal National Mortgage Assoc.	2.925%(12 Mo. LIBOR + 1.72	%)#	6/1/2042	17		17,500
Federal National Mortgage Assoc.	3.668%(12 Mo. LIBOR + 1.82	%)#	1/1/2042	30		30,583
Federal National Mortgage Assoc.	4.424%(12 Mo. LIBOR + 1.78	%)#	3/1/2042	11		11,195
Federal National Mortgage Assoc.	4.55%(12 Mo. LIBOR + 1.78	%)#	10/1/2036	28		29,322
Federal National Mortgage Assoc.	4.577%(12 Mo. LIBOR + 1.80	%)#	10/1/2040	—	(a)	593
Federal National Mortgage Assoc.	4.662%(12 Mo. LIBOR + 1.81	%)#	12/1/2040	1		1,059
Federal National Mortgage Assoc.	4.691%(12 Mo. LIBOR + 1.82	%)#	12/1/2040	2		2,149
Federal National Mortgage Assoc.	4.753%(12 Mo. LIBOR + 1.82	%)#	4/1/2040	20		20,956
Total Government Sponsored Enterprises Pass-Throughs (cost $192,971)						190,116

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
MUNICIPAL BOND 0.09%

Miscellaneous

Illinois (cost $68,818)	4.95%		6/1/2023	$67	$68,920

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 26.34%

Americold LLC 2010-ARTA A1†	3.847%		1/14/2029	22	22,375
AOA Mortgage Trust 2015-1177 A†	2.957%		12/13/2029	100	100,044
AREIT Trust 2018-CRE2 A†	3.464%(1 Mo. LIBOR + .98	%)#	11/14/2035	200	199,121
Atrium Hotel Portfolio Trust 2017-ATRM A†	3.414%(1 Mo. LIBOR + .93	%)#	12/15/2036	100	99,715
Atrium Hotel Portfolio Trust 2018-ATRM A†	3.434%(1 Mo. LIBOR + .95	%)#	6/15/2035	100	99,931
Atrium Hotel Portfolio Trust 2018-ATRM B†	3.914%(1 Mo. LIBOR + 1.43	%)#	6/15/2035	100	99,802
Atrium Hotel Portfolio Trust 2018-ATRM C†	4.134%(1 Mo. LIBOR + 1.65	%)#	6/15/2035	100	99,866
Aventura Mall Trust 2013-AVM C†	3.743	%#(k)	12/5/2032	100	101,188
BAMLL Trust 2011-FSHN A†	4.42%		7/11/2033	100	102,732
Bancorp Commercial Mortgage Trust (The) 2018-CR3 A†	3.334%(1 Mo. LIBOR + .85	%)#	1/15/2033	52	51,340
Bancorp Commercial Mortgage Trust 2019-CRE5 A†	3.492%(1 Mo. LIBOR + 1.00	%)#	3/15/2036	96	96,960
BB-UBS Trust 2012-TFT A†	2.892%		6/5/2030	200	199,012
BB-UBS Trust 2012-TFT B†	3.468	%#(k)	6/5/2030	100	98,188
BB-UBS Trust 2012-TFT C†	3.468	%#(k)	6/5/2030	100	97,887
BBCMS Mortgage Trust 2018-TALL A†	3.206%(1 Mo. LIBOR + .72	%)#	3/15/2037	200	198,449
BBCMS Mortgage Trust 2018-TALL E†	4.921%(1 Mo. LIBOR + 2.44	%)#	3/15/2037	132	131,779
BBCMS Trust 2015-STP A†	3.323%		9/10/2028	75	74,989
BBCMS Trust 2018-BXH A†	3.484%(1 Mo. LIBOR + 1.00	%)#	10/15/2037	82	81,539
BDS 2018-FL1 A†	3.334%(1 Mo. LIBOR + .85	%)#	1/15/2035	86	85,259
Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6 E†	5.406	%#(k)	11/11/2041	15	14,989
Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6 F†	5.671	%#(k)	11/11/2041	25	24,992

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

BX Commercial Mortgage Trust 2018-BIOA A†	3.155%(1 Mo. LIBOR + .67	%)#	3/15/2037	$209	$207,511
BX Trust 2017-SLCT A†	3.404%(1 Mo. LIBOR + .92	%)#	7/15/2034	21	20,745
BX Trust 2017-SLCT B†	3.684%(1 Mo. LIBOR + 1.20	%)#	7/15/2034	40	39,906
BX Trust 2017-SLCT D†	4.534%(1 Mo. LIBOR + 2.05	%)#	7/15/2034	62	62,049
BX Trust 2017-SLCT E†	5.634%(1 Mo. LIBOR + 3.15	%)#	7/15/2034	51	51,291
BX Trust 2018-BILT A†	3.284%(1 Mo. LIBOR + .80% Floor .80	%)#	5/15/2030	46	45,747
BX Trust 2018-BILT D†	4.254%(1 Mo. LIBOR + 1.77% Floor 1.77	%)#	5/15/2030	19	18,974
BX Trust 2018-GW A†	3.284%(1 Mo. LIBOR + .80	%)#	5/15/2035	29	28,811
BX Trust 2018-GW D†	4.254%(1 Mo. LIBOR + 1.77% Floor 1.77	%)#	5/15/2035	15	15,027
BXP Trust 2017-CQHP A†	3.334%(1 Mo. LIBOR + .85	%)#	11/15/2034	43	42,848
Caesars Palace Las Vegas Trust 2017-VICI A†	3.531%		10/15/2034	371	378,938
Caesars Palace Las Vegas Trust 2017-VICI B†	3.835%		10/15/2034	190	194,578
Caesars Palace Las Vegas Trust 2017-VICI C†	4.138%		10/15/2034	166	170,665
Caesars Palace Las Vegas Trust 2017-VICI D†	4.354	%#(k)	10/15/2034	40	41,044
Caesars Palace Las Vegas Trust 2017-VICI E†	4.354	%#(k)	10/15/2034	300	303,890
Caesars Palace Las Vegas Trust 2017-VICI XA IO†	0.823	%#(k)	10/15/2034	1,000	27,134
Caesars Palace Las Vegas Trust 2017-VICI XB IO†	0.393	%#(k)	10/15/2034	1,000	13,861
CCRESG Commercial Mortgage Trust 2016-HEAT B†	4.114%		4/10/2029	29	29,231
CCRESG Commercial Mortgage Trust 2016-HEAT C†	4.919%		4/10/2029	29	29,491
CFCRE Commercial Mortgage Trust 2016-C6 XA IO	1.182	%#(k)	11/10/2049	192	13,286
CFCRE Commercial Mortgage Trust 2016-C7 XA IO	0.749	%#(k)	12/10/2054	188	8,873
CFCRE Commercial Mortgage Trust 2018-TAN A†	4.236%		2/15/2033	134	138,923
CHT Mortgage Trust 2017-CSMO A†	3.414%(1 Mo. LIBOR + 1.93	%)#	11/15/2036	789	789,628
CHT Mortgage Trust 2017-CSMO B†	3.884%(1 Mo. LIBOR + 1.40	%)#	11/15/2036	100	100,030
CHT Mortgage Trust 2017-CSMO D†	4.734%(1 Mo. LIBOR + 2.25	%)#	11/15/2036	100	100,332

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Citigroup Commercial Mortgage Trust 2012-GC8 A4	3.024%		9/10/2045	$230		$232,202
Citigroup Commercial Mortgage Trust 2013-375P A†	3.251%		5/10/2035	100		101,305
Citigroup Commercial Mortgage Trust 2013-375P B†	3.518	%#(k)	5/10/2035	110		111,549
Citigroup Commercial Mortgage Trust 2015-GC27 AAB	2.944%		2/10/2048	10		10,063
Citigroup Commercial Mortgage Trust 2015-GC31 XA IO	0.395	%#(k)	6/10/2048	958		19,576
Citigroup Commercial Mortgage Trust 2015-SHP2 XCP IO†	Zero Coupon	#(k)	7/15/2027	46,545		382
Cold Storage Trust 2017-ICE3 A†	3.484%(1 Mo. LIBOR + 1.00	%)#	4/15/2036	100		100,131
Commercial Mortgage Loan Trust 2008-LS1 ASM	5.954	%#(k)	12/10/2049	—	(a)	63
Commercial Mortgage Pass-Through Certificates 2012-CR3 B†	3.922%		10/15/2045	200		200,797
Commercial Mortgage Pass-Through Certificates 2012-LTRT A2†	3.40%		10/5/2030	100		99,839
Commercial Mortgage Pass-Through Certificates 2013-CR12 A3	3.765%		10/10/2046	47		48,616
Commercial Mortgage Pass-Through Certificates 2013-CR6 A4	3.101%		3/10/2046	10		10,104
Commercial Mortgage Pass-Through Certificates 2013-CR7 A4	3.213%		3/10/2046	94		95,272
Commercial Mortgage Pass-Through Certificates 2013-CR8 A5	3.612	%#(k)	6/10/2046	28		28,817
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	89		87,289
Commercial Mortgage Pass-Through Certificates 2014-CR18 A5	3.828%		7/15/2047	170		177,163
Commercial Mortgage Pass-Through Certificates 2014-CR19 A4	3.532%		8/10/2047	33		33,985
Commercial Mortgage Pass-Through Certificates 2014-LC15 A3	3.727%		4/10/2047	100		103,479
Commercial Mortgage Pass-Through Certificates 2014-UBS3 A4	3.819%		6/10/2047	13		13,555
Commercial Mortgage Pass-Through Certificates 2014-UBS5 XB1 IO†	0.092	%#(k)	9/10/2047	2,000		16,359
Commercial Mortgage Pass-Through Certificates 2015-PC1 XA IO†	0.709	%#(k)	7/10/2050	95		2,779
Commercial Mortgage Pass-Through Certificates 2016-GCT C†	3.461	%#(k)	8/10/2029	319		317,766
Commercial Mortgage Pass-Through Certificates 2016-GCT D†	3.461	%#(k)	8/10/2029	100		98,952
Commercial Mortgage Pass-Through Certificates 2016-GCT XA IO†	0.784%		8/10/2029	4,000		58,260
Commercial Mortgage Trust 2016-CD1 XA IO	1.422	%#(k)	8/10/2049	56		4,370

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Core Industrial Trust 2015-CALW XA IO†	0.81	%#(k)	2/10/2034	$954	$18,726
Credit Suisse Commercial Mortgage Securities Corp. 2019-SKLZ A†	3.734%(1 Mo. LIBOR + 1.25	%)#	1/15/2034	50	50,166
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA B1†	5.466%		5/15/2023	26	26,127
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA B2†	5.538%		5/15/2023	200	203,313
Credit Suisse Mortgage Capital Certificates 2014-USA X1 IO†	0.552	%#(k)	9/15/2037	1,000	28,802
Credit Suisse Mortgage Capital Certificates 2016-MFF B†	4.984%(1 Mo. LIBOR + 2.50	%)#	11/15/2033	50	50,170
Credit Suisse Mortgage Capital Certificates 2016-MFF C†	5.984%(1 Mo. LIBOR + 3.50	%)#	11/15/2033	50	50,296
Credit Suisse Mortgage Capital Certificates 2017-HD A†	3.434%(1 Mo. LIBOR + .95	%)#	2/15/2031	50	49,796
Credit Suisse Mortgage Capital Certificates 2017-HD D†	4.984%(1 Mo. LIBOR + 2.50	%)#	2/15/2031	50	49,855
Credit Suisse Mortgage Capital Certificates 2017-LSTK A†	2.761%		4/5/2033	364	362,917
Credit Suisse Mortgage Capital Certificates 2017-LSTK B†	3.03%		4/5/2033	50	49,776
Credit Suisse Mortgage Capital Certificates 2017-LSTK C†	3.229%		4/5/2033	50	49,683
Credit Suisse Mortgage Capital Certificates 2017-LSTK D†	3.331	%#(k)	4/5/2033	50	49,451
Credit Suisse Mortgage Capital Certificates 2017-MOON A†	3.197%		7/10/2034	60	60,580
Credit Suisse Mortgage Capital Certificates 2017-MOON B†	3.197	%#(k)	7/10/2034	50	50,277
Credit Suisse Mortgage Capital Certificates 2017-MOON C†	3.197	%#(k)	7/10/2034	109	108,568
Credit Suisse Mortgage Capital Certificates 2017-MOON D†	3.197	%#(k)	7/10/2034	50	49,198
Credit Suisse Mortgage Capital Certificates 2017-MOON X IO†	Zero Coupon	#(k)	7/10/2034	28,675	33,171
Credit Suisse Mortgage Capital Certificates Trust 2017-PFHP A†	3.434%(1 Mo. LIBOR + .95	%)#	12/15/2030	50	49,870
CSAIL Commercial Mortgage Trust 2015-C4 A2	3.157%		11/15/2048	10	10,028
CSAIL Commercial Mortgage Trust 2016-C6 XA IO	1.792	%#(k)	1/15/2049	982	84,979
DBGS Mortgage Trust 2018-BIOD A†	3.287%(1 Mo. LIBOR + .80	%)#	5/15/2035	93	92,798

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

DBJPM Mortgage Trust 2016-C3 XA IO	1.497	%#(k)	9/10/2049	$196	$17,157
DBUBS Mortgage Trust 2011-LC2A A4†	4.537%		7/10/2044	100	102,998
DBWF Mortgage Trust 2015-LCM A1†	2.998%		6/10/2034	18	17,305
DBWF Mortgage Trust 2016-85T XA IO†	0.014	%#(k)	12/10/2036	3,140	11,649
DBWF Mortgage Trust 2018-AMXP A†	3.747	%#(k)	5/5/2035	325	334,123
DBWF Mortgage Trust 2018-AMXP B†	3.996	%#(k)	5/5/2035	100	102,999
DBWF Mortgage Trust 2018-AMXP C†	3.83	%#(k)	5/5/2035	100	101,798
DBWF Mortgage Trust 2018-GLKS A†	3.512%(1 Mo. LIBOR + 1.03	%)#	11/19/2035	134	134,318
DBWF Mortgage Trust 2018-GLKS B†	3.832%(1 Mo. LIBOR + 1.35	%)#	11/19/2035	100	100,271
DBWF Mortgage Trust 2018-GLKS C†	4.232%(1 Mo. LIBOR + 1.75	%)#	11/19/2035	100	100,371
DBWF Mortgage Trust 2018-GLKS D†	4.882%(1 Mo. LIBOR + 2.40	%)#	11/19/2035	100	100,420
GAHR Commercial Mortgage Trust 2015-NRF BFX†	3.382	%#(k)	12/15/2034	200	199,194
GAHR Commercial Mortgage Trust 2015-NRF CFX†	3.382	%#(k)	12/15/2034	323	321,279
GRACE Mortgage Trust 2014-GRCE A†	3.369%		6/10/2028	100	101,118
GS Mortgage Securities Corp. II 2012-BWTR A†	2.954%		11/5/2034	214	214,521
GS Mortgage Securities Corp. II 2012-TMSQ A†	3.007%		12/10/2030	100	99,883
GS Mortgage Securities Corp. Trust 2012-SHOP A†	2.933%		6/5/2031	336	335,898
GS Mortgage Securities Corp. Trust 2016-RENT C†	4.067	%#(k)	2/10/2029	100	100,792
GS Mortgage Securities Corp. Trust 2017-485L XB IO†	0.111	%#(k)	2/10/2037	1,590	18,452	(c)
GS Mortgage Securities Corp. Trust 2017-GPTX A†	2.856%		5/10/2034	100	99,517
GS Mortgage Securities Corp. Trust 2017-STAY A†	3.334%(1 Mo. LIBOR + .85	%)#	7/15/2032	100	99,862
GS Mortgage Securities Corp. Trust 2018-FBLU A†	3.432%(1 Mo. LIBOR + .95	%)#	11/15/2035	133	132,908
GS Mortgage Securities Corp. Trust 2018-RIVR A†	3.434%(1 Mo. LIBOR + .95	%)#	7/15/2035	100	100,052
GS Mortgage Securities Trust 2011-GC5 B†	5.391	%#(k)	8/10/2044	107	111,705
GS Mortgage Securities Trust 2012-GC6 XA IO†	1.943	%#(k)	1/10/2045	291	12,363
GS Mortgage Securities Trust 2012-GCJ7 B	4.74%		5/10/2045	20	20,674
GS Mortgage Securities Trust 2013-G1 A2†	3.557	%#(k)	4/10/2031	100	101,010
GS Mortgage Securities Trust 2013-GC14 A5	4.243%		8/10/2046	100	105,493
GS Mortgage Securities Trust 2014-GC18 A4	4.074%		1/10/2047	151	158,271
GS Mortgage Securities Trust 2015-GS1 XB IO	0.183	%#(k)	11/10/2048	1,082	15,435
GS Mortgage Securities Trust 2016-GS4 225A†	2.636%		11/10/2029	15	14,891	(c)
GS Mortgage Securities Trust 2016-GS4 225C†	3.778%		11/10/2029	26	26,136	(c)
GS Mortgage Securities Trust 2016-GS4 225D†	4.766%		11/10/2029	35	35,619	(c)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Hilton Orlando Trust 2018-ORL A†	3.254%(1 Mo. LIBOR + .77	%)#	12/15/2034	$41	$40,793
Hilton Orlando Trust 2018-ORL D†	4.184%(1 Mo. LIBOR + 1.70	%)#	12/15/2034	34	34,076
HMH Trust 2017-NSS A†	3.062%		7/5/2031	100	99,882
HMH Trust 2017-NSS B†	3.343%		7/5/2031	100	99,871
HMH Trust 2017-NSS C†	3.787%		7/5/2031	100	99,049
HMH Trust 2017-NSS D†	4.723%		7/5/2031	100	100,000
Hospitality Mortgage Trust 2017-HIT D†	4.642%(1 Mo. LIBOR + 2.15	%)#	5/8/2030	100	100,076
Hospitality Mortgage Trust 2017-HIT E†	6.042%(1 Mo. LIBOR + 3.55	%)#	5/8/2030	100	100,076
Hudsons Bay Simon JV Trust 2015-HB7 A7†	3.914%		8/5/2034	100	100,550
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	179	177,621
Hudsons Bay Simon JV Trust 2015-HB7 XA7 IO†	1.245	%#(k)	8/5/2034	1,000	39,575
Irvine Core Office Trust 2013-IRV A1†	2.068%		5/15/2048	23	22,243
Irvine Core Office Trust 2013-IRV A2†	3.174	%#(k)	5/15/2048	27	27,487
JPMorgan Chase Commercial Mortgage Securities Trust 2009-IWST C†	7.446	%#(k)	12/5/2027	25	25,489
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C6 B	4.819	%#(k)	5/15/2045	11	11,370
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN A†	3.905%		5/5/2030	184	187,788
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C14 A4	4.133	%#(k)	8/15/2046	32	33,625
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A2	3.046%		4/15/2047	10	9,517
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A4	3.997%		4/15/2047	76	79,770
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C26 XA IO	1.063	%#(k)	1/15/2048	880	35,340
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY A†	3.429%		6/10/2027	200	199,389
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C28 A2	2.773%		10/15/2048	43	42,548
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 XA IO	0.545	%#(k)	7/15/2048	883	24,712
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C32 ASB	3.358%		11/15/2048	33	33,650
JPMorgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA IO	0.749	%#(k)	12/15/2049	962	34,674

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI A†	2.798%		10/5/2031	$225	$224,119
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI B†	3.201%		10/5/2031	25	24,966
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI C†	3.554%		10/5/2031	20	19,953
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI D†	4.009	%#(k)	10/5/2031	35	35,021
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI E†	4.009	%#(k)	10/5/2031	12	11,870
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XB IO†	0.657	%#(k)	10/5/2031	1,000	14,505
JPMorgan Chase Commercial Mortgage Securities Trust 2017-JP7 XA IO	1.083	%#(k)	9/15/2050	992	64,496
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK A†	3.392%		6/5/2032	67	67,425
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK B†	3.795%		6/5/2032	27	27,177
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK C†	4.036	%#(k)	6/5/2032	20	20,111
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MAUI C†	3.743%(1 Mo. LIBOR + 1.25	%)#	7/15/2034	20	20,003
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MAUI D†	4.443%(1 Mo. LIBOR + 1.95	%)#	7/15/2034	31	31,067
JPMorgan Chase Commercial Mortgage Securities Trust 2018-BCON A†	3.735%		1/5/2031	243	250,488
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ A†	3.484%(1 Mo. LIBOR + 1.00	%)#	6/15/2032	17	16,883
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ B†	3.784%(1 Mo. LIBOR + 1.30	%)#	6/15/2032	68	67,661
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ C†	4.084%(1 Mo. LIBOR + 1.60	%)#	6/15/2032	52	51,968
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ E†	5.484%(1 Mo. LIBOR + 3.00	%)#	6/15/2035	10	10,031
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ XCP IO†	1.285	%#(k)	6/15/2032	20,156	184,379
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC A†	3.684%(1 Mo. LIBOR + 1.20	%)#	4/15/2031	90	90,242
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC B†	4.384%(1 Mo. LIBOR + 1.90% Floor 1.90	%)#	4/15/2031	24	24,068
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC C†	4.784%(1 Mo. LIBOR + 2.30	%)#	4/15/2031	18	18,068

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC D†	5.604%(1 Mo. LIBOR + 3.12% Floor 3.12	%)#	4/15/2031	$10	$10,046
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	3.432%(1 Mo. LIBOR + .95	%)#	7/5/2033	45	44,888
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFX†	4.248%		7/5/2033	138	145,312
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFX†	4.549%		7/5/2033	41	43,182
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFL†	4.482%(1 Mo. LIBOR + 1.65	%)#	7/5/2033	16	15,967
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFX†	4.95%		7/5/2033	54	56,694
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT DFL†	5.032%(1 Mo. LIBOR + 2.25	%)#	7/5/2033	16	15,981
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT DFX†	5.35%		7/5/2033	62	65,232
LMREC, Inc. 2015-CRE1 AR†	3.471%(1 Mo. LIBOR + .98	%)#	2/22/2032	88	88,005
LMREC, Inc. 2015-CRE1 BR†	4.741%(1 Mo. LIBOR + 2.25	%)#	2/22/2032	100	100,097
LSTAR Commercial Mortgage Trust 2015-3 A2†	2.729	%#(k)	4/20/2048	4	4,397
LSTAR Commercial Mortgage Trust 2016-4 XA IO†	1.883	%#(k)	3/10/2049	905	59,368
LSTAR Commercial Mortgage Trust 2017-5 A1†	2.417%		3/10/2050	40	39,667
LSTAR Commercial Mortgage Trust 2017-5 A2†	2.776%		3/10/2050	100	99,349
LSTAR Commercial Mortgage Trust 2017-5 A3†	4.50%		3/10/2050	100	104,706
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A1†	2.117%		10/15/2030	40	39,080
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A2†	3.277%		10/15/2030	100	99,345
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11 A4	4.165	%#(k)	8/15/2046	139	146,599
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 A4	2.918%		2/15/2046	10	10,043
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23 XA IO	0.682	%#(k)	7/15/2050	475	12,702
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24 ASB	3.479%		5/15/2048	21	21,439
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31 XA IO	1.432	%#(k)	11/15/2049	973	75,555
Morgan Stanley Capital Barclays Bank Trust 2016-MART B†	2.48%		9/13/2031	50	49,308
Morgan Stanley Capital Barclays Bank Trust 2016-MART C†	2.817%		9/13/2031	100	98,706

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Morgan Stanley Capital Barclays Bank Trust 2016-MART XCP IO†	Zero Coupon	#(k)	9/13/2031	$9,863	$99
Morgan Stanley Capital I Trust 2014-CPT A†	3.35%		7/13/2029	140	141,868
Morgan Stanley Capital I Trust 2014-MP A†	3.469%		8/11/2033	100	101,522
Morgan Stanley Capital I Trust 2015-UBS8 ASB	3.626%		12/15/2048	12	12,313
Morgan Stanley Capital I Trust 2016-UB11 XB IO	0.994	%#(k)	8/15/2049	1,000	63,625
Motel 6 Trust 2017-MTL6 E†	5.734%(1 Mo. LIBOR + 3.25	%)#	8/15/2034	194	195,204
Motel 6 Trust 2017-MTL6 F†	6.734%(1 Mo. LIBOR + 4.25	%)#	8/15/2034	60	60,014
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	17	16,262
MSCG Trust 2016-SNR A†	3.348	%#(k)	11/15/2034	49	48,403
MSCG Trust 2016-SNR B†	4.181%		11/15/2034	28	27,809
MSCG Trust 2016-SNR C†	5.205%		11/15/2034	21	21,301
Nationslink Funding Corp. 1999-LTL1 D†	6.45%		1/22/2026	6	6,183
Natixis Commercial Mortgage Securities Trust 2018-285M A†	3.79	%#(k)	11/15/2032	98	100,607
Natixis Commercial Mortgage Securities Trust 2018-285M B†	3.79	%#(k)	11/15/2032	24	24,384
Palisades Center Trust 2016-PLSD A†	2.713%		4/13/2033	10	9,905
Palisades Center Trust 2016-PLSD D†	4.737%		4/13/2033	77	70,913
PFP Ltd. 2017-3 D†	5.984%(1 Mo. LIBOR + 3.50	%)#	1/14/2035	100	100,187
Prima Capital CRE Securitization 2015-5A C†	4.50%		12/24/2050	121	119,778
Prima Capital CRE Securitization Ltd. 2016-6A A†	2.85%		8/24/2040	127	126,172
RAIT Trust 2017-FL7 A†	3.434%(1 Mo. LIBOR + .95	%)#	6/15/2037	100	99,160
RAIT Trust 2017-FL8 A†	3.334%(1 Mo. LIBOR + .85	%)#	12/15/2037	18	17,550
RBS Commercial Funding, Inc. Trust 2013-SMV A†	3.26%		3/11/2031	100	100,624
ReadyCap Commercial Mortgage Trust 2015-2 A†	3.804%		6/25/2055	19	19,141
ReadyCap Commercial Mortgage Trust 2018-4 A†	3.39%		2/27/2051	100	99,230
ReadyCap Commercial Mortgage Trust 2019-FL3 A†(d)	3.50%		3/25/2034	124	124,000
ReadyCap Mortgage Trust 2016-3 A†	2.94%		11/20/2038	41	41,405
RETL 2019-RVP A†	3.634%(1 Mo. LIBOR + 1.15	%)#	3/15/2036	134	134,185
RETL 2019-RVP C†	4.584%(1 Mo. LIBOR + 2.10	%)#	3/15/2036	50	50,098
SG Commercial Mortgage Securities Trust 2019-787E X IO†	0.305	%#(k)	2/15/2041	4,149	121,968

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Shelter Growth CRE Issuer Ltd. 2018-FL1 A†	3.484%(1 Mo. LIBOR + 1.00	%)#	1/15/2035	$43	$43,332
Shops at Crystals Trust 2016-CSTL XB IO†	0.203	%#(k)	7/5/2036	1,000	15,895
SLIDE 2018-FUN A†	3.384%(1 Mo. LIBOR + .90	%)#	6/15/2031	69	69,058
SLIDE 2018-FUN B†	3.734%(1 Mo. LIBOR + 1.25	%)#	6/15/2031	15	14,795
SLIDE 2018-FUN C†	4.034%(1 Mo. LIBOR + 1.55	%)#	6/15/2031	13	12,839
SLIDE 2018-FUN D†	4.334%(1 Mo. LIBOR + 1.85	%)#	6/15/2031	20	19,777
SLIDE 2018-FUN XCP IO†	0.976	%#(k)	12/15/2020	1,637	26,246	(c)
Stonemont Portfolio Trust 2017-MONT D†	4.538%(1 Mo. LIBOR + 2.05	%)#	8/20/2030	98	97,881
Stonemont Portfolio Trust 2017-MONT E†	5.238%(1 Mo. LIBOR + 2.75	%)#	8/20/2030	146	146,118
Stonemont Portfolio Trust 2017-MONT F†	6.088%(1 Mo. LIBOR + 3.60	%)#	8/20/2030	94	94,246
Stonemont Portfolio Trust 2017-MONT XCP IO†	Zero Coupon	#(k)	8/20/2030	14,750	295
UBS-BAMLL Trust 2012-WRM D†	4.238	%#(k)	6/10/2030	100	95,656
UBS-Barclays Commercial Mortgage Trust 2012-C2 A4	3.525%		5/10/2063	34	34,777
UBS-Barclays Commercial Mortgage Trust 2012-C4 A5	2.85%		12/10/2045	200	200,707
UBS-Barclays Commercial Mortgage Trust 2013-C5 A4	3.185%		3/10/2046	77	78,167
UBS-Barclays Commercial Mortgage Trust 2013-C5 XA IO†	0.963	%#(k)	3/10/2046	866	26,777
UBS-Citigroup Commercial Mortgage Trust 2011-C1 A3	3.595%		1/10/2045	82	82,771
VNDO Mortgage Trust 2012-6AVE A†	2.996%		11/15/2030	300	302,357
Waikiki Beach Hotel Trust 2019-WBM A†	3.534%(1 Mo. LIBOR + 1.05	%)#	12/15/2033	48	47,887
Waldorf Astoria Boca Raton Trust 2016-BOCA C†	4.984%(1 Mo. LIBOR + 2.50	%)#	6/15/2029	100	100,180
Waldorf Astoria Boca Raton Trust 2016-BOCA E†	6.834%(1 Mo. LIBOR + 4.35	%)#	6/15/2029	27	27,100
Wells Fargo Commercial Mortgage Trust 2010-C1 C†	5.598	%#(k)	11/15/2043	100	102,808
Wells Fargo Commercial Mortgage Trust 2015-C26 ASB	2.991%		2/15/2048	21	21,096
Wells Fargo Commercial Mortgage Trust 2015-C29 ASB	3.40%		6/15/2048	10	10,202
Wells Fargo Commercial Mortgage Trust 2015-C29 XB IO	0.018	%#(k)	6/15/2048	2,000	5,609
Wells Fargo Commercial Mortgage Trust 2015-NXS4 A2A	3.075%		12/15/2048	10	10,013

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Wells Fargo Commercial Mortgage Trust 2015-NXS4 A2B	4.599	%#(k)	12/15/2048	$36	$36,965
Wells Fargo Commercial Mortgage Trust 2015-SG1 XA IO	0.738	%#(k)	9/15/2048	953	34,075
Wells Fargo Commercial Mortgage Trust 2016-BNK1 XA IO	1.778	%#(k)	8/15/2049	974	99,531
Wells Fargo Commercial Mortgage Trust 2018-C44 A2	4.178%		5/15/2051	35	36,681
West Town Mall Trust 2017-KNOX A†	3.823%		7/5/2030	74	74,875
West Town Mall Trust 2017-KNOX B†	4.322%		7/5/2030	31	31,561
West Town Mall Trust 2017-KNOX C†	4.346	%#(k)	7/5/2030	25	25,269
West Town Mall Trust 2017-KNOX D†	4.346	%#(k)	7/5/2030	25	24,896
West Town Mall Trust 2017-KNOX X IO†	0.376	%#(k)	7/5/2030	1,604	18,342
WF-RBS Commercial Mortgage Trust 2011-C2 A4†	4.869	%#(k)	2/15/2044	24	24,558
WF-RBS Commercial Mortgage Trust 2011-C4 A3†	4.394%		6/15/2044	2	2,404
WF-RBS Commercial Mortgage Trust 2012-C7 A2	3.431%		6/15/2045	50	50,830
WF-RBS Commercial Mortgage Trust 2012-C7 B	4.757	%#(k)	6/15/2045	25	25,827
WF-RBS Commercial Mortgage Trust 2012-C7 XA IO†	1.387	%#(k)	6/15/2045	74	2,508
WF-RBS Commercial Mortgage Trust 2012-C8 XA IO†	1.833	%#(k)	8/15/2045	341	16,960
WF-RBS Commercial Mortgage Trust 2012-C9 A3	2.87%		11/15/2045	311	311,495
Total Non-Agency Commercial Mortgage-Backed Securities (cost $21,093,035)					21,089,288

				Shares (000)
PREFERRED STOCK 0.00%

Oil

Templar Energy LLC (cost $11,819)				1	3,135	(c)

				Principal Amount (000)
U.S. TREASURY OBLIGATION 1.96%

U.S. Treasury Note (cost $1,563,038)	2.50%		1/31/2021	$1,563	1,568,922
Total Long-Term Investments (cost $75,405,127)					75,541,826

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 7.87%

COMMERCIAL PAPER 4.25%

Automotive 0.51%

Ford Motor Credit Co.	4.39%	11/25/2019	$100	$97,726
Ford Motor Credit Co.	3.91%	12/4/2019	315	307,536
Total				405,262

Beverages 0.63%

Constellation Brands, Inc.	2.948%	4/22/2019	250	249,577
Constellation Brands, Inc.	2.897%	4/12/2019	250	249,782
Total				499,359

Containers 0.31%

Bemis Co., Inc.	2.789%	4/2/2019	250	249,981

Drugs 0.32%

CVS Corp.	2.668%	4/1/2019	250	250,000

Financial Services 0.31%

NASDAQ, Inc.	2.769%	4/2/2019	250	249,981

Health Care Products 0.31%

Boston Scientific Corp.	2.896%	4/23/2019	250	249,565

Health Care Services 0.31%

Humana Inc.	2.917%	4/12/2019	250	249,781

Leisure 0.31%

Royal Caribbean Cruise	2.839%	4/1/2019	250	250,000

Manufacturing 0.31%

Pentair Finance Sarl	3.127%	4/11/2019	250	249,786

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media 0.31%

Cox Enterprises, Inc.	2.801%	4/8/2019	$250	$249,866

Oil: Crude Producers 0.31%

Energy Transfer Partners	3.093%	4/1/2019	250	250,000

Retail 0.31%

Walgreens Boots Alliance, Inc.	2.637%	4/1/2019	250	250,000
Total Commercial Paper (cost $3,402,470)				3,403,581

CORPORATE BONDS 0.15%

Drugs 0.04%

Shire Acquisitions Investments Ireland DAC (Ireland)(f)	1.90%	9/23/2019	31	30,870

Oil 0.03%

Rowan Cos., Inc.	7.875%	8/1/2019	27	27,135

Real Estate Investment Trusts 0.05%

Office Properties Income Trust	3.75%	8/15/2019	44	44,083

Telecommunications 0.03%

Hughes Satellite Systems Corp.	6.50%	6/15/2019	20	20,139
Total Corporate Bonds (cost $122,028)				122,227

U.S. TREASURY OBLIGATION 0.99%

U.S. Treasury Bill (cost $796,194)	Zero Coupon	3/26/2020	815	796,133

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2019

Investments	Principal Amount (000)	Fair Value
REPURCHASE AGREEMENT 2.48%

Repurchase Agreement dated 3/29/2019, 1.45% due 4/1/2019 with Fixed Income Clearing Corp. collateralized by $1,795,000 of U.S. Treasury Inflation Indexed Note at 0.625% due 7/15/2021 value: $2,023,613; proceeds: $1,983,295 (cost $1,983,055)	$1,983	$1,983,055
Total Short-Term Investments (cost $6,303,747)		6,304,996
Total Investments in Securities 102.23% (cost $81,708,874)		81,846,822
Less Unfunded Commitment (0.08)% (cost $59,000)		(59,184)
Net Investment 102.15% (cost $81,649,874)		81,787,638
Liabilities in Excess of Other Assets(l) (2.15%)		(1,723,289)
Net Assets 100.00%		80,064,349

CAD	Canadian dollar.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
Units	More than one class of securities traded together.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2019.
(a)	Amount is less than $1,000.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(d)	Securities purchased on a when-issued basis.
(e)	Amount represents less than 1,000 shares.
(f)	Foreign security traded in U.S. dollars.
(g)	Security is perpetual in nature and has no stated maturity.
(h)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at March 31, 2019.
(i)	Interest rate to be determined.
(j)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(k)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(l)	Liabilities in Excess of Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2019

Open Forward Foreign Currency Exchange Contracts at March 31, 2019:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Sell	Toronto Dominion Bank	6/19/2019	150,000	$112,844	$112,464	$380

Open Futures Contracts at March 31, 2019:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	June 2019	7	Short	$(807,941)	$(810,797)	$(2,856)

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	June 2019	60	Long	$12,753,064	$12,785,625	$32,561

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$—	$8,165,333	$296,354	$8,461,687
Remaining Industries	—	12,647,136	—	12,647,136
Common Stock	—	41	—	41
Convertible Bonds	—	64,275	—	64,275
Corporate Bonds	—	27,957,177	—	27,957,177
Floating Rate Loans
Electrical Equipment	—	15,451	96,546	111,997
Machinery: Industrial/Specialty	—	73,498	18,773	92,271
Oil	—	—	19,900	19,900
Real Estate Investment Trusts	—	—	104,012	104,012
Telecommunications	—	84,100	112,238	196,338
Remaining Industries	—	1,555,188	—	1,555,188
Unfunded Commitments	—	(59,184)	—	(59,184)
Foreign Government Obligations	—	128,407	—	128,407
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	1,283,016	—	1,283,016
Government Sponsored Enterprises Pass-Throughs	—	190,116	—	190,116
Municipal Bond	—	68,920	—	68,920
Non-Agency Commercial Mortgage-Backed Securities	—	20,967,944	121,344	21,089,288
Preferred Stock	—	—	3,135	3,135
U.S. Treasury Obligation	—	1,568,922	—	1,568,922

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2019

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Short-Term Investments
Commercial Paper	$—	$3,403,581	$—	$3,403,581
Corporate Bonds	—	122,227	—	122,227
Repurchase Agreement	—	1,983,055	—	1,983,055
U.S. Treasury Obligation	—	796,133	—	796,133
Total	$—	$81,074,520	$772,302	$81,846,822
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$380	$—	$380
Liabilities	—	—	—	—
Futures Contracts
Assets	32,561	—	—	32,561
Liabilities	(2,856)	—	—	(2,856)
Total	$29,705	$380	$—	$30,085

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	There were no Level 1/Level 2 transfers during the period ended March 31, 2019.

The following is a reconciliation of investments with unobservable inputs (Level 3) there were used in determining fair value:

Investment Type	Asset-Backed Securities	Floating Rate Loans	Non-Agency Commercial Mortgage-Backed Securities	Preferred Stock
Balance as of January 1, 2019	$—	$202,202	$123,384	$—
Accrued Discounts (Premiums)	—	189	(3,927)	—
Realized Gain (Loss)	—	14	—	—
Change in Unrealized Appreciation (Depreciation)	999	1,275	1,887	(627)
Purchases	295,355	112,623	—	290
Sales	—	(47,869)	—	—
Transfers into Level 3	—	103,240	—	3,472
Transfers out of Level 3	—	(20,205)	—	—
Balance as of March 31, 2019	$296,354	$351,469	$121,344	$3,135
Change in unrealized appreciation/depreciation for period ended March 31, 2019, related to Level 3 investments held at March 31, 2019	$999	$1,275	$1,887	$(627)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 108.95%

ASSET-BACKED SECURITIES 28.30%

Automobiles 14.36%

ACC Trust 2018-1 B†	4.82%	5/20/2021	$289	$290,216
ACC Trust 2019-1 B†	4.47%	10/20/2022	469	474,322
ACC Trust 2019-1 C†	6.41%	2/20/2024	500	506,440
Ally Auto Receivables Trust 2016-1 B	1.99%	3/15/2021	2,034	2,026,225
Ally Auto Receivables Trust 2017-5 A2	1.81%	6/15/2020	52	51,593
American Credit Acceptance Receivables Trust 2016-2 C†	6.09%	5/12/2022	253	256,624
American Credit Acceptance Receivables Trust 2018-1 A†	2.72%	3/10/2021	232	232,398
American Credit Acceptance Receivables Trust 2018-4 A†	3.38%	12/13/2021	1,382	1,385,646
AmeriCredit Automobile Receivables Trust 2015-2 C	2.40%	1/8/2021	947	946,117
AmeriCredit Automobile Receivables Trust 2015-2 D	3.00%	6/8/2021	1,365	1,365,778
AmeriCredit Automobile Receivables Trust 2016-2 C	2.87%	11/8/2021	2,600	2,600,311
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%	3/20/2023	669	671,117
AmeriCredit Automobile Receivables Trust 2017-3 A2A	1.69%	12/18/2020	65	65,265
AmeriCredit Automobile Receivables Trust 2017-3 B	2.24%	6/19/2023	275	273,034
Americredit Automobile Receivables Trust 2018-2 A2A	2.86%	11/18/2021	3,064	3,066,300
Americredit Automobile Receivables Trust 2018-3 A2A	3.11%	1/18/2022	862	863,863
Americredit Automobile Receivables Trust 2018-3 A2B	2.732%(1 Mo. LIBOR + .25%)#	1/18/2022	862	862,125
Americredit Automobile Receivables Trust 2019-1 A2A	2.93%	6/20/2022	919	920,203
Americredit Automobile Receivables Trust 2019-1 A2B	2.741%(1 Mo. LIBOR + .26%)#	6/20/2022	1,016	1,016,383
Avis Budget Rental Car Funding AESOP LLC 2014-1A A†	2.46%	7/20/2020	395	394,360
BMW Vehicle Lease Trust 2019-1 A2	2.79%	3/22/2021	1,036	1,037,155
BMW Vehicle Owner Trust 2018-A A2A	2.09%	11/25/2020	892	890,370
California Republic Auto Receivables Trust 2015-1 A4	1.82%	9/15/2020	62	61,662
California Republic Auto Receivables Trust 2015-2 B	2.53%	6/15/2021	908	905,413
California Republic Auto Receivables Trust 2015-3 B	2.70%	9/15/2021	120	119,717
California Republic Auto Receivables Trust 2016-2 B	2.52%	5/16/2022	328	325,823
California Republic Auto Receivables Trust 2017-1 A3	1.90%	3/15/2021	387	385,902
California Republic Auto Receivables Trust 2018-1 A2	2.86%	3/15/2021	1,137	1,136,873
California Republic Auto Receivables Trust 2018-1 B	3.56%	3/15/2023	1,037	1,051,747
Capital Auto Receivables Asset Trust 2017-1 B†	2.43%	5/20/2022	462	459,477
Capital Auto Receivables Asset Trust 2017-1 C†	2.70%	9/20/2022	656	648,725
Capital Auto Receivables Asset Trust 2017-1 D†	3.15%	2/20/2025	427	424,883

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Capital Auto Receivables Asset Trust 2018-1 A3†	2.79%	1/20/2022	$1,996	$1,996,952
CarMax Auto Owner Trust 2016-3 A3	1.39%	5/17/2021	260	258,676
CarMax Auto Owner Trust 2018-3 A2A	2.88%	10/15/2021	866	867,199
Chesapeake Funding II LLC 2016-1A A1†	2.11%	3/15/2028	81	81,013
Chesapeake Funding II LLC 2016-2A A1†	1.88%	6/15/2028	528	525,823
Chesapeake Funding II LLC 2017-2A A1†	1.99%	5/15/2029	473	469,895
Chesapeake Funding II LLC 2017-3A A1†	1.91%	8/15/2029	1,042	1,032,626
Chrysler Capital Auto Receivables Trust 2016-AA B†	2.88%	6/15/2022	195	195,003
Chrysler Capital Auto Receivables Trust 2016-AA C†	3.25%	6/15/2022	134	134,310
CPS Auto Receivables Trust 2016-B D†	6.58%	3/15/2022	150	155,495
CPS Auto Receivables Trust 2017-D A†	1.87%	3/15/2021	211	210,864
CPS Auto Receivables Trust 2018-A B†	2.77%	4/18/2022	319	318,037
CPS Auto Receivables Trust 2018-A C†	3.05%	12/15/2023	260	259,394
CPS Auto Receivables Trust 2018-B D†	4.26%	3/15/2024	417	426,911
CPS Auto Trust 2018-C A†	2.87%	9/15/2021	637	637,143
CPS Auto Trust 2018-C B†	3.43%	7/15/2022	331	332,043
Drive Auto Receivables Trust 2015-BA D†	3.84%	7/15/2021	1,167	1,168,631
Drive Auto Receivables Trust 2015-DA C†	3.38%	11/15/2021	13	12,772
Drive Auto Receivables Trust 2015-DA D†	4.59%	1/17/2023	607	611,465
Drive Auto Receivables Trust 2016-AA C†	3.91%	5/17/2021	121	120,959
Drive Auto Receivables Trust 2016-BA D†	4.53%	8/15/2023	979	990,938
Drive Auto Receivables Trust 2016-CA C†	3.02%	11/15/2021	827	826,985
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	254	257,275
Drive Auto Receivables Trust 2017-3 C	2.80%	7/15/2022	1,459	1,459,000
Drive Auto Receivables Trust 2017-AA D†	4.16%	5/15/2024	447	452,574
Drive Auto Receivables Trust 2017-BA E†	5.30%	7/15/2024	2,100	2,154,885
Drive Auto Receivables Trust 2018-3 A2	2.75%	10/15/2020	127	126,785
Drive Auto Receivables Trust 2018-3 A3	3.01%	11/15/2021	1,048	1,048,726
Drive Auto Receivables Trust 2018-3 B	3.37%	9/15/2022	414	415,269
Drive Auto Receivables Trust 2018-3 C	3.72%	9/16/2024	987	996,505
Drive Auto Receivables Trust 2018-4 A2A	2.78%	10/15/2020	362	361,911
Drive Auto Receivables Trust 2018-4 A3	3.04%	11/15/2021	1,568	1,569,297
Drive Auto Receivables Trust 2018-5 A2A	3.08%	7/15/2021	1,318	1,319,319
Drive Auto Receivables Trust 2018-5 A2B	2.804%(1 Mo. LIBOR + .32%)#	7/15/2021	1,082	1,081,877
Drive Auto Receivables Trust 2019-2 A2A	2.93%	3/15/2022	1,618	1,618,974
Enterprise Fleet Financing LLC 2017-1 A2†	2.13%	7/20/2022	234	233,449
Enterprise Fleet Financing LLC 2018-1 A2†	2.87%	10/20/2023	450	450,037
First Investors Auto Owner Trust 2017-3A A2†	2.41%	12/15/2022	571	568,829
First Investors Auto Owner Trust 2017-3A B†	2.72%	4/17/2023	218	217,261
First Investors Auto Owner Trust 2018-2A A1†	3.23%	12/15/2022	824	826,390

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Flagship Credit Auto Trust 2017-1 A†	1.93%	12/15/2021	$79	$79,396
Flagship Credit Auto Trust 2017-3 A†	1.88%	10/15/2021	192	190,886
Flagship Credit Auto Trust 2017-3 B†	2.59%	7/15/2022	300	298,269
Flagship Credit Auto Trust 2017-4 A†	2.07%	4/15/2022	334	332,108
Flagship Credit Auto Trust 2018-1 A†	2.59%	6/15/2022	557	556,142
Flagship Credit Auto Trust 2018-3 A†	3.07%	2/15/2023	1,928	1,931,534
Flagship Credit Auto Trust 2018-3 B†	3.59%	12/16/2024	725	733,299
Ford Credit Auto Lease Trust 2017-B A2A	1.80%	6/15/2020	340	339,582
Ford Credit Auto Owner Trust 2014-2 A†	2.31%	4/15/2026	2,909	2,901,369
Ford Credit Auto Owner Trust 2017-2 B†	2.60%	3/15/2029	108	106,154
Ford Credit Auto Owner Trust/Ford Credit 2014-1 A†	2.26%	11/15/2025	2,624	2,622,731
Foursight Capital Automobile Receivables Trust 2016-1 A2†	2.87%	10/15/2021	151	151,098
Foursight Capital Automobile Receivables Trust 2018-1 A2†	2.85%	8/16/2021	508	507,328
Foursight Capital Automobile Receivables Trust 2018-1 A3†	3.24%	9/15/2022	830	832,555
Foursight Capital Automobile Receivables Trust 2018-1 B†	3.53%	4/17/2023	412	416,411
Foursight Capital Automobile Receivables Trust 2018-1 C†	3.68%	8/15/2023	194	196,225
GM Financial Automobile Leasing Trust 2017-2 A2A	1.72%	1/21/2020	19	18,882
GM Financial Consumer Automobile Receivables Trust 2017-3A A2A†	1.71%	9/16/2020	381	380,505
Harley-Davidson Motorcycle Trust 2015-2 A4	1.66%	12/15/2022	86	85,929
Honda Auto Receivables Owner Trust 2016-2 A3	1.39%	4/15/2020	38	38,398
Honda Auto Receivables Owner Trust 2019-1 A2	2.75%	9/20/2021	2,205	2,207,422
Huntington Auto Trust 2016-1 A3	1.59%	11/16/2020	651	649,746
Hyundai Auto Lease Securitization Trust 2017-C A2A†	1.89%	3/16/2020	510	509,790
Hyundai Auto Lease Securitization Trust 2017-C A3†	2.12%	2/16/2021	1,021	1,017,579
Mercedes-Benz Auto Lease Trust 2018-A A2	2.20%	4/15/2020	605	604,928
Mercedes-Benz Auto Lease Trust 2018-B A2	3.04%	12/15/2020	2,302	2,305,722
Mercedes-Benz Auto Receivables Trust 2016-1 A3	1.26%	2/16/2021	199	197,714
Santander Drive Auto Receivables Trust 2015-2 D	3.02%	4/15/2021	963	963,537
Santander Drive Auto Receivables Trust 2015-2 E†	4.02%	9/15/2022	2,074	2,084,128
Santander Drive Auto Receivables Trust 2015-4 C	2.97%	3/15/2021	738	737,962
Santander Drive Auto Receivables Trust 2016-3 B	1.89%	6/15/2021	63	62,873
Santander Drive Auto Receivables Trust 2017-2 B	2.21%	10/15/2021	842	840,777
Santander Drive Auto Receivables Trust 2017-3 C	2.76%	12/15/2022	192	191,723
Santander Drive Auto Receivables Trust 2018-1 A2	2.10%	11/16/2020	27	27,269

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Santander Drive Auto Receivables Trust 2018-3 A2A	2.78%	3/15/2021	$702	$701,526
SunTrust Auto Receivables Trust 2015-1A A4†	1.78%	1/15/2021	165	164,405
SunTrust Auto Receivables Trust 2015-1A D†	3.24%	1/16/2023	754	754,098
TCF Auto Receivables Owner Trust 2015-1A B†	2.49%	4/15/2021	791	790,672
TCF Auto Receivables Owner Trust 2016-PT1A B†	2.92%	10/17/2022	598	597,069
Westlake Automobile Receivables Trust 2017-2A A2A†	1.80%	7/15/2020	95	94,552
Wheels SPV 2 LLC 2016-1A A2†	1.59%	5/20/2025	30	30,261
Wheels SPV 2 LLC 2018-1A A2†	3.06%	4/20/2027	541	541,582
World Omni Select Auto Trust 2018-1A A2†	3.24%	4/15/2022	1,208	1,211,642
Total				82,513,342

Credit Cards 4.66%

American Express Credit Account Master Trust 2017-1 A	1.93%	9/15/2022	1,415	1,406,551
American Express Credit Account Master Trust 2017-4 A	1.64%	12/15/2021	4,540	4,533,005
American Express Credit Account Master Trust 2018-6 A	3.06%	2/15/2024	5,294	5,361,944
Barclays Dryrock Issuance Trust 2014-3 A	2.41%	7/15/2022	927	925,797
Capital One Multi-Asset Execution Trust 2016-A4	1.33%	6/15/2022	1,230	1,224,262
Chase Issuance Trust 2012-A4	1.58%	8/15/2021	813	809,895
Chase Issuance Trust 2016-A5	1.27%	7/15/2021	1,651	1,644,722
Citibank Credit Card Issuance Trust 2017-A9	1.80%	9/20/2021	2,112	2,103,761
Discover Card Execution Note Trust 2012-A6	1.67%	1/18/2022	3,001	2,992,690
Discover Card Execution Note Trust 2014-A4	2.12%	12/15/2021	967	965,813
Discover Card Execution Note Trust 2016-A4	1.39%	3/15/2022	980	974,321
Synchrony Credit Card Master Note Trust 2016-3 A	1.58%	9/15/2022	862	857,317
Synchrony Credit Card Master Note Trust 2018-2 A	3.47%	5/15/2026	767	786,651
World Financial Network Credit Card Master Trust 2017-B A	1.98%	6/15/2023	1,217	1,214,799
World Financial Network Credit Card Master Trust 2017-C M	2.66%	8/15/2024	946	939,519
Total				26,741,047

Home Equity 0.01%

Meritage Mortgage Loan Trust 2004-2 M3	3.461%(1 Mo. LIBOR + .98%)#	1/25/2035	68	66,780
New Century Home Equity Loan Trust 2005-A A6	4.683%	8/25/2035	19	18,799
Total				85,579

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Other 9.27%

Access Point Funding I LLC 2017-A†	3.06%		4/15/2029		$131	$131,052
Allegro CLO IV Ltd. 2016-1A†	4.187%(3 Mo. LIBOR + 1.40	%)#	1/15/2029		1,650	1,656,454
ALM VII Ltd. 2012-7A A1R†	4.267%(3 Mo. LIBOR + 1.48	%)#	10/15/2028		746	747,793
Apidos CLO XVI 2013-16A CR†	5.761%(3 Mo. LIBOR + 3.00	%)#	1/19/2025		250	250,272
Ares XLI Clo Ltd. 2016-41A A†	4.197%(3 Mo. LIBOR + 1.41	%)#	1/15/2029		2,463	2,470,627
Ares XXXIII CLO Ltd. 2015-1A A1R†	3.949%(3 Mo. LIBOR + 1.35	%)#	12/5/2025		250	250,092
Ascentium Equipment Receivables Trust 2016-2A A3†	1.65%		5/10/2022		106	105,852
Ascentium Equipment Receivables Trust 2016-2A B†	2.50%		9/12/2022		182	181,367
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%		6/10/2021		162	160,861
Avery Point IV CLO Ltd. 2014-1A BR†	4.371%(3 Mo. LIBOR + 1.60	%)#	4/25/2026		322	322,146
Avery Point V CLO Ltd. 2014-5A BR†	4.273%(3 Mo. LIBOR + 1.50	%)#	7/17/2026		372	370,888
Avery Point VII CLO Ltd. 2015-7A A1†	4.287%(3 Mo. LIBOR + 1.50	%)#	1/15/2028		1,184	1,184,625
Benefit Street Partners CLO IV Ltd. 2014-IVA A1R†	4.251%(3 Mo. LIBOR + 1.49	%)#	1/20/2029		500	500,220
Benefit Street Partners CLO IV Ltd. 2014-IVA A2R†	4.811%(3 Mo. LIBOR + 2.05	%)#	1/20/2029		673	673,290
Benefit Street Partners CLO IV Ltd. 2014-IVA BR†	5.661%(3 Mo. LIBOR + 2.90	%)#	1/20/2029		500	500,206
BlueMountain CLO Ltd. 2013-1A A1R†	4.161%(3 Mo. LIBOR + 1.40	%)#	1/20/2029		1,660	1,660,884
Cedar Funding VI CLO Ltd. 2016-6A BR†	4.361%(3 Mo. LIBOR + 1.60	%)#	10/20/2028		650	644,732
Cent CLO Ltd. 2013-19A A1A†	4.082%(3 Mo. LIBOR + 1.33	%)#	10/29/2025		635	636,029
Conn’s Receivables Funding LLC 2017-B C†	5.95%		11/15/2022		1,063	1,079,839
Daimler Trucks Retail Trust 2018-1 A2†	2.60%		5/15/2020		718	717,670
Diamond Resorts Owner Trust 2015-2 A†	2.99%		5/22/2028		80	80,277
Diamond Resorts Owner Trust 2016-1 A†	3.08%		11/20/2028		56	55,798
Diamond Resorts Owner Trust 2017-1A B†	4.11%		10/22/2029		410	413,521
DLL LLC 2018-ST2 A2†	3.14%		10/20/2020		2,232	2,231,724
DRB Prime Student Loan Trust 2015-D A2†	3.20%		1/25/2040		432	430,265
Engs Commercial Finance Trust 2018-1A A1†	2.97%		2/22/2021		805	805,277
Fairstone Financial Issuance Trust I 2019-1A B†(a)	5.084%		3/21/2033	CAD	500	376,716	(b)
Ford Credit Floorplan Master Owner Trust 2018-4 A	4.06%		11/15/2030		$721	753,465

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

GMF Floorplan Owner Revolving Trust 2016-1 A1†	1.96%		5/17/2021	$1,109	$1,108,012
Halcyon Loan Advisors Funding Ltd. 2015-2A CR†	4.921%(3 Mo. LIBOR + 2.15	%)#	7/25/2027	250	244,426
Hardee’s Funding LLC 2018-1A A2II†	4.959%		6/20/2048	1,164	1,224,360
ICG US CLO Ltd. 2015-2A AR†	3.629%(3 Mo. LIBOR + .85	%)#	1/16/2028	1,231	1,223,576
Jamestown CLO VII Ltd. 2015-7A CR†	5.371%(3 Mo. LIBOR + 2.60	%)#	7/25/2027	611	583,957
LCM XXII Ltd. 22A-A1†	4.241%(3 Mo. LIBOR + 1.48	%)#	10/20/2028	318	319,528
LCM XXIV Ltd. 24A A†	4.071%(3 Mo. LIBOR + 1.31	%)#	3/20/2030	679	678,572
Madison Park Funding XXI Ltd. 2016-21A A1†	4.301%(3 Mo. LIBOR + 1.53	%)#	7/25/2029	324	324,433
Massachusetts Educational Financing Authority 2008-1 A1	3.721%(3 Mo. LIBOR + .95	%)#	4/25/2038	552	553,760
Mountain Hawk III CLO Ltd. 2014-3A AR†	3.98%(3 Mo. LIBOR + 1.20	%)#	4/18/2025	1,598	1,598,801
Mountain View CLO X Ltd. 2015-10A BR†	4.147%(3 Mo. LIBOR + 1.35	%)#	10/13/2027	623	613,967
Navient Private Education Refi Loan Trust 2018-DA A2A†	4.00%		12/15/2059	570	592,202
Navient Student Loan Trust 2016-7A A†	3.636%(1 Mo. LIBOR + 1.15	%)#	3/25/2066	1,083	1,093,573
Navient Student Loan Trust 2017-2A A†	3.536%(1 Mo. LIBOR + 1.05	%)#	12/27/2066	1,290	1,296,360
NextGear Floorplan Master Owner Trust 2016-1A A2†	2.74%		4/15/2021	4,315	4,314,698
OHA Loan Funding Ltd. 2016-1A B1†	4.561%(3 Mo. LIBOR + 1.80	%)#	1/20/2028	1,574	1,564,100
OneMain Financial Issuance Trust 2015-1A A†	3.19%		3/18/2026	31	30,717
OneMain Financial Issuance Trust 2016-1A A†	3.66%		2/20/2029	253	254,258
OneMain Financial Issuance Trust 2016-2A B†	5.94%		3/20/2028	100	100,833
Orec Ltd. 2018-CRE1 A†	3.664%(1 Mo. LIBOR + 1.18	%)#	6/15/2036	1,030	1,030,668
Palmer Square Loan Funding Ltd. 2018-1A A1†	3.387%(3 Mo. LIBOR + .60	%)#	4/15/2026	1,040	1,033,086
Palmer Square Loan Funding Ltd. 2018-1A A2†	3.837%(3 Mo. LIBOR + 1.05	%)#	4/15/2026	414	402,148

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Palmer Square Loan Funding Ltd. 2018-1A B†	4.187%(3 Mo. LIBOR + 1.40	%)#	4/15/2026	$314	$302,160
Palmer Square Loan Funding Ltd. 2018-5A A1†	3.32%(3 Mo. LIBOR + .85	%)#	1/20/2027	1,071	1,069,143
Palmer Square Loan Funding Ltd. 2018-5A A2†	3.87%(3 Mo. LIBOR + 1.40	%)#	1/20/2027	255	251,067
Pennsylvania Higher Education Assistance Agency 2006-1 B	3.041%(3 Mo. LIBOR + .27	%)#	4/25/2038	286	270,703
PFS Financing Corp. 2018-B†	3.08%		2/15/2023	469	467,340
Regatta VI Funding Ltd. 2016-1A CR†	4.811%(3 Mo. LIBOR + 2.05	%)#	7/20/2028	485	478,728
Riserva Clo Ltd. 2016-3A A†	4.24%(3 Mo. LIBOR + 1.46	%)#	10/18/2028	250	250,196
SCF Equipment Leasing LLC 2017-2A A†	3.41%		12/20/2023	284	284,430
SCF Equipment Leasing LLC 2018-1A A2†	3.63%		10/20/2024	1,107	1,111,364
Shackleton CLO Ltd. 2016-9A B†	4.661%(3 Mo. LIBOR + 1.90	%)#	10/20/2028	499	499,638
SLC Student Loan Trust 2008-1 A4A	4.211%(3 Mo. LIBOR + 1.60	%)#	12/15/2032	1,583	1,626,253
SLM Private Education Loan Trust 2010-A 2A†	5.734%(1 Mo. LIBOR + 3.25	%)#	5/16/2044	8	8,488
SLM Student Loan Trust 2011-1 A1	3.006%(1 Mo. LIBOR + .52	%)#	3/25/2026	8	8,321
Sound Point CLO XI Ltd. 2016-1A AR†	3.861%(3 Mo. LIBOR + 1.10	%)#	7/20/2028	591	588,763
TCI-Symphony CLO Ltd. 2016-1A A†	4.277%(3 Mo. LIBOR + 1.48	%)#	10/13/2029	250	250,692
THL Credit Wind River CLO Ltd. 2012-1A BR†	4.637%(3 Mo. LIBOR + 1.85	%)#	1/15/2026	1,700	1,700,649
Towd Point Asset Trust 2018-SL1 A†	3.09%(1 Mo. LIBOR + .60	%)#	1/25/2046	957	948,426
TPG Real Estate Finance Issuer Ltd. 2018-FL2 A†	3.614%(1 Mo. LIBOR + 1.13	%)#	11/15/2037	1,050	1,050,288
Westgate Resorts LLC 2018-1A A†	3.38%		12/20/2031	391	391,932
WhiteHorse VIII Ltd. 2014-1A AR†	3.636%(3 Mo. LIBOR + .90	%)#	5/1/2026	1,216	1,214,176
Wingstop Funding LLC 2018-1 A2†	4.97%		12/5/2048	850	881,306
Total					53,232,040
Total Asset-Backed Securities (cost $162,384,190)					162,572,008

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
CORPORATE BONDS 25.36%

Aerospace/Defense 0.30%

Embraer Netherlands Finance BV (Netherlands)(c)	5.05%		6/15/2025	$10	$10,587
Kratos Defense & Security Solutions, Inc.†	6.50%		11/30/2025	811	856,619
TransDigm, Inc.	6.375%		6/15/2026	848	842,573
Total					1,709,779

Apparel 0.11%

PVH Corp.	7.75%		11/15/2023	561	632,856

Auto Parts: Original Equipment 0.13%

Aptiv plc (Ireland)(c)	4.35%		3/15/2029	225	229,025
ZF North America Capital, Inc.†	4.75%		4/29/2025	517	502,922
Total					731,947

Automotive 0.91%

Aston Martin Capital Holdings Ltd. (Jersey)†(c)	6.50%		4/15/2022	200	198,500
Daimler Finance North America LLC†	3.75%		2/22/2028	1,150	1,140,732
Ford Motor Co.	7.45%		7/16/2031	1,597	1,705,379
General Motors Co.	6.60%		4/1/2036	1,574	1,650,917
Tesla, Inc.†	5.30%		8/15/2025	610	530,700
Total					5,226,228

Banks: Regional 6.39%

Banco de Credito e Inversiones SA (Chile)†(c)	3.50%		10/12/2027	535	522,896
Bank of America Corp.	3.593%(3 Mo. LIBOR + 1.37	%)#	7/21/2028	4,733	4,718,660
Bank of America Corp.	3.95%		4/21/2025	250	255,014
Bank of America Corp.	4.00%		1/22/2025	728	743,831
Bank of America Corp.	4.45%		3/3/2026	315	328,762
Citigroup, Inc.	3.887%(3 Mo. LIBOR + 1.56	%)#	1/10/2028	2,363	2,403,576
Citigroup, Inc.	3.98	%#(d)	3/20/2030	1,294	1,319,534
Citigroup, Inc.	4.45%		9/29/2027	552	568,366
Goldman Sachs Group, Inc. (The)	4.223	%#(d)	5/1/2029	491	502,905
Goldman Sachs Group, Inc. (The)	6.25%		2/1/2041	588	732,157

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

JPMorgan Chase & Co.	3.54	%#	5/1/2028	$553	$554,340
JPMorgan Chase & Co.	3.782%(3 Mo. LIBOR + 1.34	%)#	2/1/2028	4,280	4,367,380
Macquarie Group Ltd. (Australia)†(c)	4.654	%#(d)	3/27/2029	1,431	1,480,245
Morgan Stanley	3.625%		1/20/2027	1,850	1,856,217
Morgan Stanley	3.875%		1/27/2026	1,525	1,561,834
Morgan Stanley	4.00%		7/23/2025	770	793,744
Morgan Stanley	7.25%		4/1/2032	84	112,544
Popular, Inc.	6.125%		9/14/2023	107	111,815
Santander UK plc (United Kingdom)†(c)	5.00%		11/7/2023	223	228,860
Santander UK plc (United Kingdom)(c)	7.95%		10/26/2029	902	1,097,367
Toronto-Dominion Bank (The) (Canada)(c)	3.625%(5 Yr Swap rate + 2.21	%)#	9/15/2031	1,594	1,576,400
Turkiye Garanti Bankasi AS (Turkey)†(c)	6.25%		4/20/2021	200	195,305
UBS AG	7.625%		8/17/2022	1,234	1,358,035
UBS AG (Switzerland)(c)	5.125%		5/15/2024	1,399	1,430,844
Wachovia Corp.	7.574%		8/1/2026	596	725,443
Wells Fargo Bank NA	5.85%		2/1/2037	1,880	2,277,039
Wells Fargo Bank NA	6.60%		1/15/2038	437	572,791
Westpac Banking Corp. (Australia)†(c)	3.15%		1/16/2024	4,210	4,289,225
Total					36,685,129

Beverages 0.22%

Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.†	4.70%		2/1/2036	624	625,165
Becle SAB de CV (Mexico)†(c)	3.75%		5/13/2025	350	343,218
Fomento Economico Mexicano SAB de CV (Mexico)(c)	4.375%		5/10/2043	300	306,418
Total					1,274,801

Biotechnology Research & Production 0.09%

Gilead Sciences, Inc.	4.60%		9/1/2035	485	512,069

Business Services 0.54%

Adani Ports & Special Economic Zone Ltd. (India)†(c)	4.00%		7/30/2027	275	264,942
Ahern Rentals, Inc.†	7.375%		5/15/2023	618	572,422
Total System Services, Inc.	4.80%		4/1/2026	620	652,431
United Rentals North America, Inc.	4.875%		1/15/2028	1,162	1,133,182
Weight Watchers International, Inc.†	8.625%		12/1/2025	552	499,560
Total					3,122,537

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Chemicals 0.67%

Ashland LLC	6.875%	5/15/2043	$539	$560,560
Braskem Netherlands Finance BV (Netherlands)†(c)	4.50%	1/10/2028	550	536,800
CNAC HK Finbridge Co. Ltd. (Hong Kong)(c)	3.50%	7/19/2022	580	580,077
Mexichem SAB de CV (Mexico)†(c)	4.875%	9/19/2022	205	213,456
Phosagro OAO Via Phosagro Bond Funding DAC (Ireland)†(c)	3.949%	4/24/2023	960	936,638
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025	1,181	1,051,090
Total				3,878,621

Coal 0.05%

Peabody Energy Corp.†	6.375%	3/31/2025	276	269,514

Computer Hardware 0.30%

Dell International LLC/EMC Corp.†	5.45%	6/15/2023	251	267,630
Dell International LLC/EMC Corp.†	6.02%	6/15/2026	158	170,089
Dell International LLC/EMC Corp.†	8.35%	7/15/2046	1,068	1,292,579
Total				1,730,298

Computer Software 0.15%

Oracle Corp.	6.125%	7/8/2039	675	868,565

Construction/Homebuilding 0.25%

TRI Pointe Group, Inc.	5.25%	6/1/2027	310	285,588
William Lyon Homes, Inc.	5.875%	1/31/2025	307	290,115
William Lyon Homes, Inc.	6.00%	9/1/2023	605	588,362
Williams Scotsman International, Inc.†	6.875%	8/15/2023	281	281,703
Total				1,445,768

Drugs 0.25%

Bausch Health Americas, Inc.†	9.25%	4/1/2026	1,005	1,102,284
Bayer Corp.†	6.65%	2/15/2028	271	317,547
Total				1,419,831

Electric: Equipment/Components 0.16%

Broadcom, Inc.†(e)	3.625%	10/15/2024	911	903,876

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power 1.79%

Ausgrid Finance Pty Ltd. (Australia)†(c)	4.35%	8/1/2028	$1,000	$1,032,548
Berkshire Hathaway Energy Co.	3.80%	7/15/2048	1,050	1,007,254
Calpine Corp.	5.75%	1/15/2025	575	573,562
Cleco Corporate Holdings LLC	4.973%	5/1/2046	419	429,280
Electricite de France SA (France)†(c)	5.00%	9/21/2048	1,829	1,889,424
Emirates Semb Corp., Water & Power Co. PJSC (United Arab Emirates)†(c)	4.45%	8/1/2035	275	277,013
Entergy Arkansas LLC	4.20%	4/1/2049	729	756,132
Entergy Louisiana LLC	4.00%	3/15/2033	411	432,548
Exelon Generation Co. LLC	5.60%	6/15/2042	238	251,002
Exelon Generation Co. LLC	6.25%	10/1/2039	592	659,051
Interstate Power & Light Co.(e)	3.60%	4/1/2029	572	575,226
Massachusetts Electric Co.†	4.004%	8/15/2046	501	490,852
Minejesa Capital BV (Netherlands)†(c)	4.625%	8/10/2030	250	243,213
PSEG Power LLC	8.625%	4/15/2031	347	463,824
South Carolina Electric & Gas Co.	6.05%	1/15/2038	707	871,674
South Carolina Electric & Gas Co.	6.625%	2/1/2032	246	310,915
Total				10,263,518

Electronics 0.00%

Trimble, Inc.	4.90%	6/15/2028	13	13,305

Engineering & Contracting Services 0.27%

China Railway Resources Huitung Ltd. (Hong Kong)(c)	3.85%	2/5/2023	900	918,247
Indika Energy Capital III Pte Ltd. (Singapore)†(c)	5.875%	11/9/2024	640	611,052
Total				1,529,299

Entertainment 0.13%

Jacobs Entertainment, Inc.†	7.875%	2/1/2024	445	467,250
Penn National Gaming, Inc.†	5.625%	1/15/2027	311	303,225
Total				770,475

Financial Services 1.62%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	3.50%	1/15/2025	1,388	1,340,237
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	4.875%	1/16/2024	523	544,225

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)

Affiliated Managers Group, Inc.	3.50%	8/1/2025	$125	$124,804
Affiliated Managers Group, Inc.	4.25%	2/15/2024	248	256,791
Air Lease Corp.	3.625%	12/1/2027	1,420	1,329,289
GE Capital International Funding Co. Unlimited Co. (Ireland)(c)	4.418%	11/15/2035	2,377	2,206,189
International Lease Finance Corp.	5.875%	4/1/2019	1,433	1,433,000
International Lease Finance Corp.	5.875%	8/15/2022	156	168,334
Navient Corp.	6.75%	6/25/2025	567	563,626
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	427	436,546
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	677	615,641
SURA Asset Management SA (Colombia)†(c)	4.375%	4/11/2027	280	280,000
Total				9,298,682

Food 0.22%

Albertsons Cos LLC/Safeway, Inc./Albertsons LP/Albertson’s LLC	6.625%	6/15/2024	556	564,340
Arcor SAIC (Argentina)†(c)	6.00%	7/6/2023	297	287,351
Campbell Soup Co.	3.80%	8/2/2042	486	385,224
Total				1,236,915

Health Care Services 0.51%

Acadia Healthcare Co., Inc.	6.50%	3/1/2024	155	159,650
CHS/Community Health Systems, Inc.	8.00%	11/15/2019	657	650,430
HCA, Inc.	5.25%	6/15/2026	828	889,056
HCA, Inc.	7.50%	11/6/2033	125	144,063
Polaris Intermediate Corp. PIK 8.50%†	8.50%	12/1/2022	560	554,540
Tenet Healthcare Corp.†	6.25%	2/1/2027	541	561,964
Total				2,959,703

Household Equipment/Products 0.02%

Kimberly-Clark de Mexico SAB de CV (Mexico)†(c)	3.80%	4/8/2024	100	98,506

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Insurance 0.17%

Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	$373	$417,313
Willis North America, Inc.	7.00%	9/29/2019	524	533,810
Total				951,123

Investment Management Companies 0.08%

BrightSphere Investment Group plc (United Kingdom)(c)	4.80%	7/27/2026	489	479,035

Leisure 0.32%

Carnival plc	7.875%	6/1/2027	277	354,776
Royal Caribbean Cruises Ltd.	3.70%	3/15/2028	1,539	1,486,052
Total				1,840,828

Lodging 0.10%

Wyndham Destinations, Inc.	5.75%	4/1/2027	560	557,564

Machinery: Agricultural 0.23%

BAT Capital Corp.	4.39%	8/15/2037	1,045	945,298
Reynolds American, Inc.	5.70%	8/15/2035	364	377,476
Total				1,322,774

Machinery: Industrial/Specialty 0.45%

Kennametal, Inc.	4.625%	6/15/2028	553	555,331
Nvent Finance Sarl (Luxembourg)(c)	4.55%	4/15/2028	2,038	2,051,568
Total				2,606,899

Manufacturing 0.31%

General Electric Co.	3.113%(3 Mo. LIBOR + .38%)#	5/5/2026	717	637,929
General Electric Co.	6.15%	8/7/2037	199	218,113
Siemens Financieringsmaatschappij NV (Netherlands)†(c)	2.35%	10/15/2026	954	902,955
Total				1,758,997

Media 1.73%

CCO Holdings LLC/CCO Holdings Capital Corp.†	5.00%	2/1/2028	572	566,995
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.75%	2/15/2026	538	564,900

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media (continued)

Cox Communications, Inc.†	4.50%	6/30/2043	$531	$462,525
Cox Communications, Inc.†	4.70%	12/15/2042	455	412,458
Cox Communications, Inc.†	8.375%	3/1/2039	694	914,669
DISH DBS Corp.	7.75%	7/1/2026	629	548,803
Gray Television, Inc.†	7.00%	5/15/2027	192	204,480
Myriad International Holdings BV (Netherlands)†(c)	5.50%	7/21/2025	770	825,671
Time Warner Cable LLC	6.55%	5/1/2037	110	121,846
Time Warner Cable LLC	7.30%	7/1/2038	1,091	1,274,350
Time Warner Entertainment Co. LP	8.375%	7/15/2033	502	655,995
VTR Finance BV (Chile)†(c)	6.875%	1/15/2024	455	468,081
Walt Disney Co. (The)†	7.75%	12/1/2045	451	720,977
Warner Media LLC	6.10%	7/15/2040	237	272,418
Warner Media LLC	6.25%	3/29/2041	1,109	1,295,873
Ziggo BV (Netherlands)†(c)	5.50%	1/15/2027	612	607,410
Total				9,917,451

Metals & Minerals: Miscellaneous 0.85%

Anglo American Capital plc (United Kingdom)†(c)	4.00%	9/11/2027	1,457	1,418,966
Anglo American Capital plc (United Kingdom)†(c)	4.75%	4/10/2027	789	805,434
Barrick North America Finance LLC	7.50%	9/15/2038	200	249,714
Corp. Nacional del Cobre de Chile (Chile)†(c)	4.50%	9/16/2025	700	743,731
Freeport-McMoRan, Inc.	3.875%	3/15/2023	291	287,540
Glencore Finance Canada Ltd. (Canada)†(c)	5.55%	10/25/2042	647	647,306
Kinross Gold Corp. (Canada)(c)	5.95%	3/15/2024	281	302,075
MMC Norilsk Nickel OJSC via MMC Finance DAC (Ireland)†(c)	4.10%	4/11/2023	430	421,041
Total				4,875,807

Natural Gas 0.19%

Dominion Energy Gas Holdings LLC	4.60%	12/15/2044	1,026	1,081,892

Oil 1.76%

Afren plc (United Kingdom)†(c)(f)	6.625%	12/9/2020	244	859
Apache Corp.	4.75%	4/15/2043	922	872,271
California Resources Corp.†	8.00%	12/15/2022	681	536,492
Ecopetrol SA (Colombia)(c)	5.875%	5/28/2045	289	300,560

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

Eni SpA (Italy)†(c)	5.70%	10/1/2040	$1,800	$1,959,346
Equinor ASA (Norway)(c)	7.15%	11/15/2025	605	753,910
Gazprom OAO via Gaz Capital SA (Luxembourg)†(c)	4.95%	2/6/2028	200	199,564
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%	11/1/2028	287	289,152
Kerr-McGee Corp.	7.875%	9/15/2031	479	608,394
MEG Energy Corp. (Canada)†(c)	7.00%	3/31/2024	450	421,875
Pertamina Persero PT (Indonesia)†(c)	5.625%	5/20/2043	200	208,296
Petrobras Global Finance BV (Netherlands)(c)	7.25%	3/17/2044	737	771,363
Petroleos Mexicanos (Mexico)(c)	4.50%	1/23/2026	956	891,279
Sinopec Group Overseas Development Ltd.†	4.375%	10/17/2023	364	381,692
SM Energy Co.	6.625%	1/15/2027	569	543,395
Valero Energy Corp.	10.50%	3/15/2039	668	1,068,216
YPF SA (Argentina)†(c)	8.50%	7/28/2025	281	276,785
Total				10,083,449

Oil: Crude Producers 0.65%

Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates)†(c)	4.60%	11/2/2047	320	330,955
Colonial Pipeline Co.†	4.25%	4/15/2048	714	722,635
Energy Transfer Operating LP	6.25%	4/15/2049	233	261,517
Energy Transfer Partners LP/Regency Energy Finance Corp.	5.00%	10/1/2022	23	24,269
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	620	641,865
Northern Natural Gas Co.†	4.30%	1/15/2049	371	381,877
Peru LNG Srl (Peru)†(c)	5.375%	3/22/2030	200	209,000
Sabine Pass Liquefaction LLC	5.625%	3/1/2025	1,059	1,165,475
Total				3,737,593

Oil: Integrated Domestic 0.79%

Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.	4.08%	12/15/2047	2,216	2,032,485
Halliburton Co.	6.70%	9/15/2038	481	606,239
Halliburton Co.	7.45%	9/15/2039	452	612,776
Nine Energy Service, Inc.†	8.75%	11/1/2023	470	487,625
Transocean Proteus Ltd.†	6.25%	12/1/2024	789	813,450
Total				4,552,575

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Paper & Forest Products 0.09%

Fibria Overseas Finance Ltd. (Brazil)(c)	4.00%	1/14/2025	$552	$545,100

Real Estate Investment Trusts 0.87%

China Evergrande Group (China)(c)	8.75%	6/28/2025	1,000	950,317
Country Garden Holdings Co. Ltd. (China)(c)	4.75%	1/17/2023	226	218,034
Country Garden Holdings Co. Ltd. (China)(c)	4.75%	9/28/2023	374	358,379
EPR Properties	4.75%	12/15/2026	501	515,369
Shimao Property Holdings Ltd. (Hong Kong)(c)	4.75%	7/3/2022	500	497,882
VEREIT Operating Partnership LP	4.875%	6/1/2026	2,378	2,479,946
Total				5,019,927

Retail 0.32%

CEC Entertainment, Inc.	8.00%	2/15/2022	839	780,270
IRB Holding Corp.†	6.75%	2/15/2026	1,130	1,065,025
Total				1,845,295

Steel 0.14%

Cleveland-Cliffs, Inc.	5.75%	3/1/2025	863	828,480

Technology 0.54%

Baidu, Inc. (China)(c)	3.50%	11/28/2022	433	436,001
Netflix, Inc.	4.375%	11/15/2026	1,151	1,130,857
Netflix, Inc.†	6.375%	5/15/2029	525	568,969
Tencent Holdings Ltd. (China)†(c)	3.595%	1/19/2028	1,000	988,646
Total				3,124,473

Telecommunications 0.39%

Ooredoo International Finance Ltd.†	3.75%	6/22/2026	300	299,025
Sprint Capital Corp.	6.875%	11/15/2028	881	849,064
Sprint Corp.	7.875%	9/15/2023	568	597,820
Verizon Communications, Inc.	3.784%(3 Mo. LIBOR + 1.10%)#	5/15/2025	475	475,449
Total				2,221,358

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Transportation: Miscellaneous 0.20%

Autoridad del Canal de Panama (Panama)†(c)	4.95%	7/29/2035		$200	$213,750
Burlington Northern Santa Fe LLC	5.75%	5/1/2040		200	248,870
Pelabuhan Indonesia III Persero PT (Indonesia)†(c)	4.50%	5/2/2023		220	225,411
Rumo Luxembourg Sarl (Luxembourg)†(c)	7.375%	2/9/2024		458	488,320
Total					1,176,351

Utilities 0.10%

Aegea Finance Sarl (Brazil)†(c)	5.75%	10/10/2024		574	567,405
Total Corporate Bonds (cost $144,689,797)					145,676,598

FOREIGN GOVERNMENT OBLIGATIONS 2.41%

Angola 0.11%

Republic of Angola†(c)	9.50%	11/12/2025		560	637,468

Argentina 0.82%

City of Buenos Aires(a)	51.476%(BADLAR + 3.25%)#	3/29/2024	ARS	1,800	37,648
Provincia de Buenos Aires†(c)	6.50%	2/15/2023		$226	184,755
Provincia de Mendoza†(c)	8.375%	5/19/2024		400	323,000
Republic of Argentina(c)	5.625%	1/26/2022		3,473	3,002,409
Republic of Argentina(c)	6.875%	4/22/2021		1,280	1,171,840
Total					4,719,652

Bahamas 0.13%

Commonwealth of Bahamas†(c)	6.00%	11/21/2028		370	389,980
Commonwealth of Bahamas†(c)	6.95%	11/20/2029		300	329,625
Total					719,605

Bermuda 0.07%

Government of Bermuda†	3.717%	1/25/2027		430	426,238

Dominican Republic 0.04%

Dominican Republic†(c)	6.50%	2/15/2048		200	206,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Egypt 0.07%

Arab Republic of Egypt†(c)	6.125%	1/31/2022	$220	$223,044
Arab Republic of Egypt†(c)	7.903%	2/21/2048	200	194,534
Total				417,578

Ghana 0.04%

Republic of Ghana†(c)	7.875%	8/7/2023	225	235,525

Latvia 0.05%

Republic of Latvia†(c)	5.25%	6/16/2021	258	270,324

Lithuania 0.11%

Republic of Lithuania†(c)	7.375%	2/11/2020	592	615,167

Mexico 0.25%

United Mexican States(c)	3.75%	1/11/2028	600	593,670
United Mexican States(c)	4.00%	10/2/2023	834	858,415
Total				1,452,085

Nigeria 0.05%

Republic of Nigeria†(c)	7.143%	2/23/2030	275	275,645

Qatar 0.20%

State of Qatar†(c)	3.25%	6/2/2026	825	820,165
State of Qatar†(c)	5.103%	4/23/2048	310	340,225
Total				1,160,390

Romania 0.01%

Republic of Romania†(c)	6.125%	1/22/2044	49	56,259

Sri Lanka 0.07%

Republic of Sri Lanka†(c)	6.25%	7/27/2021	200	202,984
Republic of Sri Lanka†(c)	6.85%	11/3/2025	200	201,761
Total				404,745

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Turkey 0.39%

Export Credit Bank of Turkey†(c)	8.25%		1/24/2024	$400	$390,013
Republic of Turkey(c)	3.25%		3/23/2023	220	195,287
Republic of Turkey(c)	5.625%		3/30/2021	1,206	1,193,857
Republic of Turkey(c)	5.75%		3/22/2024	510	483,704
Total					2,262,861
Total Foreign Government Obligations (cost $14,284,890)					13,860,292

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.55%

Federal Home Loan Mortgage Corp. K072 A2	3.444%		12/25/2027	1,019	1,062,371
Federal Home Loan Mortgage Corp. Q001 XA IO	2.258	%#(g)	2/25/2032	2,789	392,707
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	25	25,002
Government National Mortgage Assoc. 2015-47 AE	2.90	%#(g)	11/16/2055	1,093	1,086,363
Government National Mortgage Assoc. 2015-48 AS	2.90	%#(g)	2/16/2049	737	729,336
Government National Mortgage Assoc. 2015-73 AC	2.90	%#(g)	2/16/2053	275	271,362
Government National Mortgage Assoc. 2017-168 AS	2.70%		8/16/2058	1,588	1,544,052
Government National Mortgage Assoc. 2017-41 AS	2.60%		6/16/2057	1,266	1,223,485
Government National Mortgage Assoc. 2017-69 AS	2.75%		2/16/2058	658	641,989
Government National Mortgage Assoc. 2017-71 AS	2.70%		4/16/2057	432	422,356
Government National Mortgage Assoc. 2017-86 AS	2.75%		2/16/2058	504	494,922
Government National Mortgage Assoc. 2017-89 AB	2.60%		7/16/2058	424	414,011
Government National Mortgage Assoc. 2017-90 AS	2.70%		7/16/2057	582	566,108
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $9,023,078)					8,874,064

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 27.86%

Federal Home Loan Mortgage Corp.	5.00%		9/1/2019 - 6/1/2026	33	32,769
Federal National Mortgage Assoc.(h)	3.50%		TBA	8,500	8,618,535
Federal National Mortgage Assoc.(h)	4.00%		TBA	61,550	63,319,562
Federal National Mortgage Assoc.	4.424%(12 Mo. LIBOR + 1.78	%)#	3/1/2042	483	503,786
Federal National Mortgage Assoc.(h)	4.50%		TBA	83,200	86,701,468
Federal National Mortgage Assoc.	5.50%		12/1/2034 - 9/1/2036	817	893,960
Total Government Sponsored Enterprises Pass-Throughs (cost $158,781,740)					160,070,080

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 0.14%

Miscellaneous

North Texas Tollway Auth	8.91%		2/1/2030	$538	$563,329
Pennsylvania	5.35%		5/1/2030	235	241,709
Total Municipal Bonds (cost $801,224)					805,038

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 5.06%

Atrium Hotel Portfolio Trust 2018-ATRM A†	3.434%(1 Mo. LIBOR + .95	%)#	6/15/2035	537	536,628
Bancorp Commercial Mortgage Trust (The) 2018-CR3 A†	3.334%(1 Mo. LIBOR + .85	%) #	1/15/2033	446	442,043
BB-UBS Trust 2012-SHOW A†	3.43%		11/5/2036	1,342	1,366,339
BWAY Mortgage Trust 2015-1740 A†	2.917%		1/10/2035	880	876,737
BX Trust 2018-GW A†	3.284%(1 Mo. LIBOR + .80	%)#	5/15/2035	1,467	1,457,414
Caesars Palace Las Vegas Trust 2017-VICI A†	3.531%		10/15/2034	1,474	1,505,537
Caesars Palace Las Vegas Trust 2017-VICI B†	3.835%		10/15/2034	901	922,709
CGBAM Commercial Mortgage Trust 2015-SMRT B†	3.213%		4/10/2028	212	212,567
CGBAM Commercial Mortgage Trust 2015-SMRT C†	3.516%		4/10/2028	159	159,902
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049	1,250	1,020,220
Commercial Mortgage Pass-Through Certificates 2014-CR17 A5	3.977%		5/10/2047	1,000	1,048,581
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.165	%#(g)	8/10/2047	711	27,341
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.44	%#(g)	7/10/2050	178	183,550
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.44	%#(g)	7/10/2050	410	415,012
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.44	%#(g)	7/10/2050	574	517,263
CSAIL Commercial Mortgage Trust 2015-C2 C	4.204	%#(g)	6/15/2057	700	694,201
DBWF Mortgage Trust 2018-GLKS A†	3.512%(1 Mo. LIBOR + 1.03	%)#	11/19/2035	1,008	1,010,394
GAHR Commercial Mortgage Trust 2015-NRF DFX†	3.382	%#(g)	12/15/2034	278	276,348
GS Mortgage Securities Corp. Trust 2018-FBLU A†	3.432%(1 Mo. LIBOR + .95	%)#	11/15/2035	1,007	1,006,302
GS Mortgage Securities Corp. Trust 2018-RIVR A†	3.434%(1 Mo. LIBOR + .95	%)#	7/15/2035	683	683,355
GS Mortgage Securities Trust 2015-GC32 C	4.412	%#(g)	7/10/2048	195	201,136

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	$668	$662,855
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.159	%#(g)	8/5/2034	629	586,803
JPMorgan Chase Commercial Mortgage Securities Corp. 2018-AON A†	4.128%		7/5/2031	1,673	1,757,077
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.278	%#(g)	7/15/2048	374	377,022
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ A†	3.484%(1 Mo. LIBOR + 1.00	%)#	6/15/2032	1,593	1,588,989
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ D†	4.584%(1 Mo. LIBOR + 2.10	%)#	6/15/2032	796	799,687
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN A†	3.504%(1 Mo. LIBOR + 1.02	%)#	11/15/2035	542	543,016
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	3.432%(1 Mo. LIBOR + .95	%)#	7/5/2033	377	376,058
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFX†	4.248%		7/5/2033	1,056	1,111,953
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFL†	4.082%(1 Mo. LIBOR + 1.25	%)#	7/5/2033	1,130	1,127,586
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFX†	4.549%		7/5/2033	340	358,095
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFX†	4.95%		7/5/2033	453	475,599
Merrill Lynch Mortgage Investors Trust 2006-AF2 AF1	6.25%		10/25/2036	14	12,493
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23 XA IO	0.682	%#(g)	7/15/2050	18,994	508,072
SFAVE Commercial Mortgage Securities Trust 2015-5AVE A2B†	4.144	%#(g)	1/5/2043	250	250,170
Structured Asset Securities Corp. 2006-3H 1A2	5.75%		12/25/2035	7	7,486
UBS-BAMLL Trust 2012-WRM E†	4.238	%#(g)	6/10/2030	595	559,017
UBS-Barclays Commercial Mortgage Trust 2012-C3 B†	4.365	%#(g)	8/10/2049	200	207,161
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.287	%#(g)	7/15/2046	364	317,292
Wells Fargo Commercial Mortgage Trust 2015-C28 D	4.128	%#(g)	5/15/2048	1,489	1,341,970
Wells Fargo Commercial Mortgage Trust 2016-NXS5 E†	4.877	%#(g)	1/15/2059	434	399,849
WF-RBS Commercial Mortgage Trust 2014-C22 A4	3.488%		9/15/2057	1,125	1,151,086
Total Non-Agency Commercial Mortgage-Backed Securities (cost $28,304,309)					29,082,915

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
U.S. TREASURY OBLIGATIONS 18.27%

U.S. Treasury Bond	2.75%	11/15/2042	$11,565	$11,535,862
U.S. Treasury Bond	3.375%	11/15/2048	12,151	13,557,146
U.S. Treasury Inflation Indexed Note(i)	0.625%	4/15/2023	26,185	26,381,019
U.S. Treasury Note	Zero Coupon	3/31/2024	16,148	16,067,575
U.S. Treasury Note	1.875%	12/15/2020	5,335	5,296,238
U.S. Treasury Note	2.50%	1/31/2021	13,310	13,360,432
U.S. Treasury Note	2.50%	1/31/2024	9,665	9,783,359
U.S. Treasury Note	2.625%	2/15/2029	8,152	8,311,696
U.S. Treasury Note	2.875%	10/31/2020	673	678,626
Total U.S. Treasury Obligations (cost $102,523,573)				104,971,953
Total Long-Term Investments (cost $620,792,801)				625,912,948

SHORT-TERM INVESTMENTS 20.32%

U.S. TREASURY OBLIGATION 16.59%

Government

U.S. Treasury Bill (cost $95,304,070)	Zero Coupon	5/30/2019	95,676	95,307,907

REPURCHASE AGREEMENT 3.73%

Repurchase Agreement dated 3/29/2019, 1.45% due 4/1/2019 with Fixed Income Clearing Corp. collateralized by $21,555,000 of U.S. Treasury Note at 2.625% due 7/15/2021; value: $21,860,370; proceeds: $21,429,463 (cost $21,426,874)			21,427	21,426,874
Total Short-Term Investments (cost $116,730,944)				116,734,781
Total Investments in Securities 129.27% (cost $737,523,745)				742,647,729
Liabilities in Excess of Cash, Foreign Cash and Other Assets(j) (29.27%)				(168,174,682)
Net Assets 100.00%				$574,473,047

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2019

ARS	Argentine Peso.
CAD	Canadian dollar.
BADLAR	Banco de la Republica Argentina.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2019.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Foreign security traded in U.S. dollars.
(d)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(e)	Securities purchased on a when-issued basis
(f)	Defaulted (non-income producing security).
(g)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(h)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(i)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(j)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Centrally Cleared Interest Rate Swap Contracts at March 31, 2019:

Central Clearingparty *	Periodic Payments to be Made By The Fund	Periodic Payments to be Received By The Fund	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Credit Suisse	2.35%	3-Month USD LIBOR Index	4/1/2021	$44,017,955	$43,988,789	$(29,166)
Credit Suisse	2.40%	3-Month USD LIBOR Index	4/1/2029	(9,600,000)	(9,602,171)	(2,171)
Total						$(31,337)

*	Central Clearinghouse: Chicago Mercantile Exchange (CME)

Open Forward Foreign Currency Exchange Contracts at March 31, 2019:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Sell	Toronto Dominion Bank	6/19/2019	500,000	$376,147	$374,879	$1,268

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2019

Open Futures Contracts at March 31, 2019:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	June 2019	86	Long	$18,261,891	$18,326,062	$64,171
U.S. 5-Year Treasury Note	June 2019	358	Long	41,073,275	41,466,468	393,193
U.S. Long Bond	June 2019	245	Long	35,806,791	36,665,781	858,990
Total Unrealized Appreciation on Open Futures Contracts						$1,316,354

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	June 2019	66	Short	$(8,076,118)	$(8,198,437)	$(122,319)

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$—	$52,855,324	$376,716	$53,232,040
Remaining Industries	—	109,339,968	—	109,339,968
Corporate Bonds	—	145,676,598	—	145,676,598
Foreign Government Obligations	—	13,860,292	—	13,860,292
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	8,874,064	—	8,874,064
Government Sponsored Enterprises Pass-Throughs	—	160,070,080	—	160,070,080
Municipal Bonds	—	805,038	—	805,038
Non-Agency Commercial Mortgage-Backed Securities	—	29,082,915	—	29,082,915
U.S. Treasury Obligations	—	104,971,953	—	104,971,953
Short-Term Investments
Repurchase Agreement	—	21,426,874	—	21,426,874
U.S. Treasury Obligation	—	95,307,907	—	95,307,907
Total	$—	$742,271,013	$376,716	$742,647,729
Other Financial Instruments
Centrally Cleared Interest Rate Swap Contracts
Assets	$—	$—	$—	$—
Liabilities	—	(31,337)	—	(31,337)
Forward Foreign Currency Exchange Contracts
Assets	—	1,268	—	1,268
Liabilities	—	—	—	—
Futures Contracts
Assets	1,316,354	—	—	1,316,354
Liabilities	(122,319)	—	—	(122,319)
Total	$1,194,035	$(30,069)	$—	$1,163,966

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2019

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	There were no Level 1/Level 2 transfers during the period ended March 31, 2019.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Non-Agency Commercial Mortgage-Backed Securities
Balance as of January 1, 2019	$—	$392,209
Accrued Discounts (Premiums)	—
Realized Gain (Loss)	—	—
Change in Unrealized Appreciation (Depreciation)	2,199
Purchases	374,517	—
Sales	—	—
Transfers into Level 3	—
Transfers out of Level 3	—	(392,209)
Balance as of March 31, 2019	$376,716	$—
Change in unrealized appreciation/depreciation for period ended March 31, 2019, related to Level 3 investments held at March 31, 2019	$2,199	$—

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of the following twelve portfolios (separately, a “Fund” and collectively, the “Funds”): Bond Debenture Portfolio (“Bond Debenture”), Calibrated Dividend Growth Portfolio (“Calibrated Dividend Growth”), Classic Stock Portfolio (“Classic Stock”), Developing Growth Portfolio (“Developing Growth”), Fundamental Equity Portfolio (“Fundamental Equity”), Growth and Income Portfolio (“Growth and Income”), Growth Opportunities Portfolio (“Growth Opportunities”), International Equity Portfolio (“International Equity), International Opportunities Portfolio (“International Opportunities”), Mid Cap Stock Portfolio (“Mid Cap Stock”), Short Duration Income Portfolio (“Short Duration Income”) and Total Return Portfolio (“Total Return”). Each Fund is diversified as defined in the Act.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

Notes to Schedule of Investments (unaudited)(concluded)

•	Level 1 - unadjusted quoted prices in active markets for identical investments;
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of March 31, 2019 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. FEDERAL TAX INFORMATION

It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on each Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4. SUBSEQUENT EVENTS

On January 29, 2019, the Board of Directors of the Company approved a plan of liquidation (the “Plan”) pursuant to which Classic Stock, International Equity and International Opportunities will be liquidated and dissolved. It is anticipated that the liquidation and dissolution of Classic Stock and International Opportunities will be completed by August 1, 2019 (the “Liquidation Date”). The liquidation and dissolution of International Equity was completed on May 1, 2019.